     As filed with the Securities and Exchange Commission on April 12, 2002
                                                      Registration No. 033-53344
                                                                       811-07282


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.



                                    Form N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 13                   [ X ]
                                      and



                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 14                             [ X ]


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - II
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                            Richard P. Bowman, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)


                                    Copy to:


   Richard Choi, Esq.                            Sheila K. Davidson, Esq.
   Foley & Lardner                                Senior Vice President
   3000 K Street                                   and General Counsel
   Suite 500                                 New York Life Insurance Company
   Washington, DC 20097-5109                        51 Madison Avenue
                                                New York, New York  10010


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[x]   on May 1, 2002 pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
      Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2002
                                    FOR THE
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                    (FORMERLY NAMED NYLIAC VARIABLE ANNUITY)
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010

                                  INVESTING IN
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
This Prospectus describes the individual New York Life LifeStages(R) Flexible Premium Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed death benefit if the owner or annuitant dies before income payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among a guaranteed interest option and up to 18 of the 31 variable investment divisions listed below.



 -    MainStay VP Bond
 -    MainStay VP Capital Appreciation
 -    MainStay VP Cash Management
 -    MainStay VP Convertible
 -    MainStay VP Equity Income
 -    MainStay VP Government
 -    MainStay VP Growth Equity
 -    MainStay VP High Yield Corporate Bond
 -    MainStay VP Indexed Equity
 -    MainStay VP International Equity
 -    MainStay VP Mid Cap Core
 -    MainStay VP Mid Cap Growth
 -    MainStay VP Small Cap Growth
 -    MainStay VP Total Return
 -    MainStay VP Value
 -    MainStay VP American Century Income & Growth
 -    MainStay VP Dreyfus Large Company Value
 -    MainStay VP Eagle Asset Management Growth Equity
 -    MainStay VP Lord Abbett Developing Growth
 -    Alger American Small Capitalization
 -    Calvert Social Balanced
 -    Dreyfus IP Technology Growth (Initial Shares)
 -    Fidelity VIP Contrafund(R) (Initial Class)
 -    Fidelity VIP Equity-Income (Initial Class)
 -    Janus Aspen Series Balanced
 -    Janus Aspen Series Worldwide Growth
 -    MFS(R) Investors Trust Series
 -    MFS(R) Research Series
 -    T. Rowe Price Equity Income
 -    Van Eck Worldwide Hard Assets
 - Van Kampen UIF Emerging Markets Equity (formerly known as Morgan Stanley UIF Emerging Markets
      Equity)


     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio.



     To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE LIFESTAGES(R) FLEXIBLE PREMIUM
  VARIABLE ANNUITY.....................   12
  How Do I Contact NYLIAC?.............   21
CONDENSED FINANCIAL INFORMATION........   22
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNTS.............................   25
  New York Life Insurance and Annuity
     Corporation.......................   25
  The Separate Accounts................   25
  The Portfolios.......................   25
  Additions, Deletions or Substitutions
     of Investments....................   26
  Reinvestment.........................   27
THE POLICIES...........................   27
  Selecting the Variable Annuity That's
     Right for You.....................   27
  Qualified and Non-Qualified
     Policies..........................   28
  Policy Application and Premium
     Payments..........................   29
  Payments Returned for Insufficient
     Funds.............................   30
  Your Right to Cancel ("Free Look")...   30
  Issue Ages...........................   30
  Transfers............................   30
     (a) Limits on Transfers...........   31
  Virtual Service Center and
     Interactive Voice Response
     System............................   31
  Dollar Cost Averaging................   32
  Automatic Asset Reallocation.........   33
  Interest Sweep.......................   33
  Accumulation Period..................   34
     (a) Crediting of Premium
           Payments....................   34
     (b) Valuation of Accumulation
           Units.......................   34
  Riders...............................   34
     (a) Living Needs Benefit
           Rider.......................   34
     (b) Unemployment Benefit
           Rider.......................   34
     (c) Enhanced Beneficiary Benefit
           Rider (optional)............   35
     (d) Enhanced Spousal Continuance
           Rider (optional)............   36
  Policy Owner Inquiries...............   37
  Records and Reports..................   37
CHARGES AND DEDUCTIONS.................   37
  Surrender Charges....................   37
  Amount of Surrender Charge...........   38



                                         PAGE
                                         ----
  Exceptions to Surrender Charges......   38
  Other Charges........................   38
     (a) Mortality and Expense Risk
           Charges.....................   38
     (b) Administration Fee............   39
     (c) Policy Service Charge.........   39
     (d) Fund Charges..................   39
     (e) Transfer Fees.................   39
     (f) Enhanced Beneficiary Benefit
           Rider Charge................   39
  Group and Sponsored Arrangements.....   39
  Taxes................................   40
DISTRIBUTIONS UNDER THE POLICY.........   40
  Surrenders and Withdrawals...........   40
     (a) Surrenders....................   40
     (b) Partial Withdrawals...........   41
     (c) Periodic Partial
           Withdrawals.................   41
     (d) Hardship Withdrawals..........   41
  Required Minimum Distribution
     Option............................   41
  Our Right to Cancel..................   41
  Annuity Commencement Date............   41
  Death Before Annuity Commencement....   42
  Income Payments......................   43
     (a) Election of Income Payment
           Options.....................   43
     (b) Proof of Survivorship.........   43
  Delay of Payments....................   43
  Designation of Beneficiary...........   43
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   44
  Loans................................   44
THE FIXED ACCOUNT......................   45
     (a) Interest Crediting............   45
     (b) Bail-Out......................   45
     (c) Transfers to Investment
           Divisions...................   45
FEDERAL TAX MATTERS....................   46
  Introduction.........................   46
  Taxation of Annuities in General.....   46
  Qualified Plans......................   47
     (a) Section 403(b) Plans..........   47
     (b) Individual Retirement
           Annuities...................   47
     (c) Roth Individual Retirement
           Annuities...................   47
     (d) Deferred Compensation
           Plans.......................   48
     (e) Inherited IRAs................   48
DISTRIBUTOR OF THE POLICIES............   48
VOTING RIGHTS..........................   48
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   49


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of each Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the applicable Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Accounts.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Accounts. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--Separate Account I or Separate Account II, collectively the Separate Accounts.

SEPARATE ACCOUNT I--NYLIAC Variable Annuity Separate Account-I, a segregated asset account we established to receive and invest premium payments paid under Non-Qualified Policies. This Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

SEPARATE ACCOUNT II--NYLIAC Variable Annuity Separate Account-II, a segregated asset account we established to receive and invest premium payments paid under Qualified Policies. This Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                                   FEE TABLE



                                                                   MAINSTAY VP    MAINSTAY VP                 MAINSTAY VP
                                                     MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP     EQUITY
                                                        BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE     INCOME
                                                     -----------   ------------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn)....  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during
                                                     Policy Year 5, 4% during Policy Year 6, 3% during Policy Year 7, 2%
                                                     during Policy Year 8, 1% during Policy Year 9, and 0% thereafter.
  Transfer Fee.....................................  There is no transfer fee on the first 12 transfers in any Policy
                                                     Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge.....................  $30 per policy or 2% of the Accumulation Value for policies with less than $10,000 of Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge
    (optional).....................................  Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees..................     1.20%         1.20%          1.20%         1.20%         1.20%
  Administration Fees..............................     0.10%         0.10%          0.10%         0.10%         0.10%
    Total Separate Account Annual Expenses.........     1.30%         1.30%          1.30%         1.30%         1.30%

FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year
    ended December 31, 2001)(a)
  Advisory Fees....................................     0.25%         0.36%          0.25%         0.36%         0.70%(b)
  Administration Fees..............................     0.20%         0.20%          0.20%         0.20%         0.00%(b)
  Other Expenses...................................     0.07%         0.07%          0.09%         0.11%         0.24%
  Total Fund Annual Expenses.......................     0.52%         0.63%          0.54%         0.67%         0.94%(c)

                                                                                 MAINSTAY VP
                                                                   MAINSTAY VP   HIGH YIELD
                                                     MAINSTAY VP     GROWTH       CORPORATE
                                                     GOVERNMENT      EQUITY         BOND
                                                     -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
                                                     Year 6, 3% during Policy Year 7, 2%
                                                     during Policy Year 8, 1% during Policy
  Surrender Charge (as a % of amount withdrawn)....  Year 9, and 0% thereafter.
                                                     right to charge up to $30 for each
                                                     transfer in excess of 12 transfers per
  Transfer Fee.....................................  Policy Year.
  Annual Policy Service Charge.....................  Value.
  Enhanced Beneficiary Benefit Rider Charge
    (optional).....................................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees..................     1.20%         1.20%         1.20%
  Administration Fees..............................     0.10%         0.10%         0.10%
    Total Separate Account Annual Expenses.........     1.30%         1.30%         1.30%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year
    ended December 31, 2001)(a)
  Advisory Fees....................................     0.30%         0.25%         0.30%
  Administration Fees..............................     0.20%         0.20%         0.20%
  Other Expenses...................................     0.10%         0.05%         0.08%
  Total Fund Annual Expenses.......................     0.60%         0.50%         0.58%


------------

                                                     MAINSTAY VP    MAINSTAY VP    MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                                       INDEXED     INTERNATIONAL     MID CAP       MID CAP      SMALL CAP
                                                       EQUITY         EQUITY          CORE         GROWTH        GROWTH
                                                     -----------   -------------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn)....  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy
                                                     Year 5, 4% during Policy Year 6, 3% during Policy Year 7, 2% during
                                                     Policy Year 8, 1% during Policy Year 9, and 0% thereafter.
  Transfer Fee.....................................  There is no transfer fee on the first 12 transfers in any Policy
                                                     Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge.....................  $30 per policy or 2% of the Accumulation Value for policies with less than $10,000 of Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge
    (optional).....................................  Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees..................     1.20%          1.20%          1.20%         1.20%         1.20%
  Administration Fees..............................     0.10%          0.10%          0.10%         0.10%         0.10%
  Total Separate Account Annual Expenses...........     1.30%          1.30%          1.30%         1.30%         1.30%

FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year
    ended December 31, 2001)(a)
  Advisory Fees....................................     0.10%          0.60%          0.85%(b)      0.75%(b)      1.00%(b)
  Administration Fees..............................     0.20%          0.20%          0.00%(b)      0.00%(b)      0.00%(b)
  Other Expenses...................................     0.07%          0.32%          0.24%         0.24%         0.24%
  Total Fund Annual Expenses.......................     0.37%          1.12%          1.09%(d)      0.99%(e)      1.24%(f)

                                                     MAINSTAY VP
                                                        TOTAL      MAINSTAY VP
                                                       RETURN         VALUE
                                                     -----------   -----------
OWNER TRANSACTION EXPENSES
                                                     Year 6, 3% during Policy
                                                     Year 7, 2% during Policy
                                                     Year 8, 1% during Policy
                                                     Year 9, and 0%
  Surrender Charge (as a % of amount withdrawn)....  thereafter.
                                                     right to charge up to $30
                                                     for each transfer in
                                                     excess of 12 transfers
  Transfer Fee.....................................  per Policy Year.
  Annual Policy Service Charge.....................  Value.
  Enhanced Beneficiary Benefit Rider Charge
    (optional).....................................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees..................  1.20%...         1.20%
  Administration Fees..............................  0.10%...         0.10%
  Total Separate Account Annual Expenses...........     1.30%         1.30%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year
    ended December 31, 2001)(a)
  Advisory Fees....................................  0.32%...         0.36%
  Administration Fees..............................  0.20%...         0.20%
  Other Expenses...................................  0.07%...         0.08%
  Total Fund Annual Expenses.......................  0.59%...         0.64%


------------

                                                                                 MAINSTAY VP
                                                     MAINSTAY VP   MAINSTAY VP      EAGLE      MAINSTAY VP
                                                      AMERICAN       DREYFUS        ASSET         LORD           ALGER
                                                       CENTURY        LARGE      MANAGEMENT      ABBETT         AMERICAN
                                                      INCOME &       COMPANY       GROWTH      DEVELOPING        SMALL
                                                       GROWTH         VALUE        EQUITY        GROWTH      CAPITALIZATION
                                                     -----------   -----------   -----------   -----------   --------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn)....  7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy
                                                     Year 5, 4% during Policy Year 6, 3% during Policy Year 7, 2% during
                                                     Policy Year 8, 1% during Policy Year 9, and 0% thereafter.
  Transfer Fee.....................................  There is no transfer fee on the first 12 transfers in any Policy Year.
                                                     However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge.....................  $30 per policy or 2% of the Accumulation Value for policies with less than $10,000 of Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge
    (optional).....................................  Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees..................     1.20%         1.20%         1.20%         1.20%          1.20%
  Administration Fees..............................     0.10%         0.10%         0.10%         0.10%          0.10%
  Total Separate Account Annual Expenses...........     1.30%         1.30%         1.30%         1.30%          1.30%

FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year
    ended December 31, 2001)(a)
  Advisory Fees....................................     0.50%         0.60%         0.50%         0.60%          0.85%
  Administration Fees..............................     0.20%         0.20%         0.20%         0.20%          0.00%
  Other Expenses...................................     0.18%         0.19%         0.10%         0.28%          0.07%
  Total Fund Annual Expenses.......................     0.88%         0.99%         0.80%         1.08%          0.92%


                                                     CALVERT    DREYFUS IP     FIDELITY
                                                      SOCIAL    TECHNOLOGY        VIP
                                                     BALANCED     GROWTH     CONTRAFUND(R)
                                                     --------   ----------   -------------
OWNER TRANSACTION EXPENSES
                                                     6, 3% during Policy Year 7, 2% during
                                                     Policy Year 8, 1% during Policy Year
  Surrender Charge (as a % of amount withdrawn)....  9, and 0% thereafter.
                                                     right to charge up to $30 for each
                                                     transfer in excess of 12 transfers
  Transfer Fee.....................................  per Policy Year.
  Annual Policy Service Charge.....................  Value.
  Enhanced Beneficiary Benefit Rider Charge
    (optional).....................................
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees..................    1.20%      1.20%          1.20%
  Administration Fees..............................    0.10%      0.10%          0.10%
  Total Separate Account Annual Expenses...........    1.30%      1.30%          1.30%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year
    ended December 31, 2001)(a)
  Advisory Fees....................................   0.425%      0.75%          0.58%
  Administration Fees..............................   0.275%      0.00%          0.00%
  Other Expenses...................................    0.18%      0.12%          0.10%
  Total Fund Annual Expenses.......................    0.88%(g)   0.87%(h)       0.68%(i)


------------

                                                JANUS                                              VAN KAMPEN
                          FIDELITY   JANUS      ASPEN     MFS(R)               T. ROWE   VAN ECK      UIF
                            VIP      ASPEN     SERIES    INVESTORS   MFS(R)     PRICE   WORLDWIDE   EMERGING
                          EQUITY-    SERIES   WORLDWIDE    TRUST    RESEARCH   EQUITY     HARD      MARKETS
                           INCOME   BALANCED   GROWTH     SERIES     SERIES    INCOME    ASSETS      EQUITY
                          --------  --------  ---------  ---------  --------   -------  ---------  ----------
OWNER TRANSACTION
  EXPENSES
  Surrender Charge (as a
    % of amount
    withdrawn)..........
                          7% during Policy Years 1-3; 6% during Policy Year 4, 5% during Policy Year 5, 4%
                          during Policy Year 6, 3% during Policy Year 7, 2% during Policy Year 8, 1% during
                          Policy Year 9, and 0% thereafter.

  Transfer Fee..........  There is no transfer fee on the first 12 transfers in any Policy Year. However,
                          NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.

  Annual Policy Service
    Charge..............  $30 per policy or 2% of the Accumulation Value for policies with less than $10,000 of Accumulation Value.

  Enhanced Beneficiary
    Benefit Rider Charge
    (optional)..........  Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.

SEPARATE ACCOUNT ANNUAL
  EXPENSES
  (as a % of average
    account value)
  Mortality and Expense
    Risk Fees...........   1.20%     1.20%      1.20%      1.20%      1.20%     1.20%     1.20%      1.20%
  Administration Fees...   0.10%     0.10%      0.10%      0.10%      0.10%     0.10%     0.10%      0.10%
  Total Separate Account
    Annual Expenses.....   1.30%     1.30%      1.30%      1.30%      1.30%     1.30%     1.30%      1.30%

FUND ANNUAL EXPENSES
  (as a % of average net
    assets for the
    fiscal year ended
    December 31,
    2001)(a)
  Advisory Fees.........   0.48%     0.65%      0.65%      0.75%      0.75%     0.85%(k)   1.00%     1.25%
  Administration Fees...   0.00%     0.00%      0.00%      0.00%      0.00%     0.00%     0.00%      0.25%
  Other Expenses........   0.10%     0.01%      0.04%      0.15%      0.15%     0.00%     0.18%      0.62%
  Total Fund Annual
    Expenses............   0.58%(i)  0.66%      0.69%      0.90%(j)   0.90%(j)  0.85%     1.18%      2.12%(l)


------------


(a) The Fund or its agents provided the fees and charges, which are based on 2001 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.


(b) The fees designated as "Advisory Fees" reflect "Management Fees", which includes both Advisory Fees and Administrative Fees for this Investment Division.


(c) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.65%, 0.24% and 0.89% respectively.


(d) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.98% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.74%, 0.24% and 0.98% respectively.


(e) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.97% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.73%, 0.24% and 0.97% respectively.


(f) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.71%, 0.24% and 0.95% respectively.


(g) "Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87% for Social Balanced.


(h) These expenses are for the fiscal year ended December 31, 2001. Expenses in the current year and in future years may be higher or lower than the expenses presented.


(i) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


(j) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and therefore are higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.89% for Research Series and 0.89% for Investor Trust Series


(k) The "Advisory Fees" include the ordinary operating expenses of the Fund.


(l) The management fee for certain portfolios may be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Had these fee reductions been taken into account, the "Advisory Fees", "Administration Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be 0.98%, 0.25%, 0.62%, 1.85%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" are 0.10% of such investment related expenses.

EXAMPLES(1)


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Accounts and the Funds. However, the table does not reflect the charges for the optional Enhanced Beneficiary Benefit Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.00 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.


     You would pay the following expense on a hypothetical $1,000 investment in each of the Investment Divisions listed, assuming a 5% annual return on assets:


        1. If you surrender your policy at the end of the stated time period:



                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................  $ 90.88    $148.63    $188.91    $293.78
                MainStay VP Capital Appreciation........................  $ 91.92    $151.74    $194.16    $304.67
                MainStay VP Cash Management.............................  $ 91.07    $149.19    $189.86    $295.77
                MainStay VP Convertible.................................  $ 92.31    $152.87    $196.07    $308.60
                MainStay VP Equity Income...............................  $ 94.88    $160.50    $208.88    $334.74
                MainStay VP Government..................................  $ 91.64    $150.90    $192.74    $301.71
                MainStay VP Growth Equity...............................  $ 90.69    $148.06    $187.94    $291.78
                MainStay VP High Yield Corporate Bond...................  $ 91.45    $150.33    $191.77    $299.73
                MainStay VP Indexed Equity..............................  $ 89.45    $144.36    $181.68    $278.74
                MainStay VP International Equity........................  $ 96.60    $165.57    $217.34    $351.78
                MainStay VP Mid Cap Core................................  $ 96.31    $164.72    $215.93    $348.95
                MainStay VP Mid Cap Growth..............................  $ 95.36    $161.90    $211.22    $339.48
                MainStay VP Small Cap Growth............................  $ 97.75    $168.93    $222.94    $362.96
                MainStay VP Total Return................................  $ 91.54    $150.61    $192.25    $300.72
                MainStay VP Value.......................................  $ 92.03    $152.04    $194.66    $305.67
                MainStay VP American Century Income & Growth............  $ 94.31    $158.82    $206.06    $328.99
                MainStay VP Dreyfus Large Company Value.................  $ 95.36    $161.90    $211.22    $339.48
                MainStay VP Eagle Asset Management Growth Equity........  $ 93.55    $156.56    $202.26    $321.27
                MainStay VP Lord Abbett Developing Growth...............  $ 96.22    $164.45    $215.47    $348.02
                Alger American Small Capitalization.....................  $ 94.70    $159.94    $207.95    $332.83
                Calvert Social Balanced.................................  $ 94.31    $158.82    $206.06    $328.99
                Dreyfus IP Technology Growth............................  $ 94.21    $158.53    $205.57    $328.02
                Fidelity VIP Contrafund(R)..............................  $ 92.41    $153.17    $196.56    $309.58
                Fidelity VIP Equity-Income..............................  $ 91.45    $150.33    $191.77    $299.73
                Janus Aspen Series Balanced.............................  $ 92.21    $152.60    $195.60    $307.63
                Janus Aspen Series Worldwide Growth.....................  $ 92.50    $153.44    $197.03    $310.55
                MFS(R) Investors Trust Series...........................  $ 94.50    $159.38    $206.99    $330.92
                MFS(R) Research Series..................................  $ 94.50    $159.38    $206.99    $330.92
                T. Rowe Price Equity Income.............................  $ 94.03    $157.97    $204.63    $326.10
                Van Eck Worldwide Hard Assets...........................  $ 97.17    $167.25    $220.14    $357.39
                Van Kampen UIF Emerging Markets Equity..................  $106.13    $193.34    $263.16    $441.03


---------------

(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $10,000 on December 31, 2001. The average size is $4,000. This calculation method reasonably reflects the annual policy service charges applicable to policies having an Accumulation Value of less than $10,000. The annual policy service charge does not apply to policies having an Accumulation Value of $10,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $10,000 or greater.

        2. If you annuitize your Policy at the end of the stated time period:



                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................  $ 90.88    $ 81.07    $138.34    $293.78
                MainStay VP Capital Appreciation........................  $ 91.92    $ 84.40    $143.87    $304.67
                MainStay VP Cash Management.............................  $ 91.07    $ 81.66    $139.34    $295.77
                MainStay VP Convertible.................................  $ 92.31    $ 85.61    $145.88    $308.60
                MainStay VP Equity Income...............................  $ 94.88    $ 93.78    $159.36    $334.74
                MainStay VP Government..................................  $ 91.64    $ 83.49    $142.37    $301.71
                MainStay VP Growth Equity...............................  $ 90.69    $ 80.45    $137.32    $291.78
                MainStay VP High Yield Corporate Bond...................  $ 91.45    $ 82.88    $141.35    $299.73
                MainStay VP Indexed Equity..............................  $ 89.45    $ 76.49    $130.73    $278.74
                MainStay VP International Equity........................  $ 96.60    $ 99.20    $168.26    $351.78
                MainStay VP Mid Cap Core................................  $ 96.31    $ 98.30    $166.78    $348.95
                MainStay VP Mid Cap Growth..............................  $ 95.36    $ 95.27    $161.82    $339.48
                MainStay VP Small Cap Growth............................  $ 97.75    $102.81    $174.16    $362.96
                MainStay VP Total Return................................  $ 91.54    $ 83.18    $141.86    $300.72
                MainStay VP Value.......................................  $ 92.03    $ 84.71    $144.39    $305.67
                MainStay VP American Century Income & Growth............  $ 94.31    $ 91.98    $156.39    $328.99
                MainStay VP Dreyfus Large Company Value.................  $ 95.36    $ 95.27    $161.82    $339.48
                MainStay VP Eagle Asset Management Growth Equity........  $ 93.55    $ 89.55    $152.39    $321.27
                MainStay VP Lord Abbett Developing Growth...............  $ 96.22    $ 98.00    $166.29    $348.02
                Alger American Small Capitalization.....................  $ 94.70    $ 93.18    $158.38    $332.83
                Calvert Social Balanced.................................  $ 94.31    $ 91.98    $156.39    $328.99
                Dreyfus IP Technology Growth............................  $ 94.21    $ 91.66    $155.88    $328.02
                Fidelity VIP Contrafund(R)..............................  $ 92.41    $ 85.92    $146.39    $309.58
                Fidelity VIP Equity-Income..............................  $ 91.45    $ 82.88    $141.35    $299.73
                Janus Aspen Series Balanced.............................  $ 92.21    $ 85.31    $145.38    $307.63
                Janus Aspen Series Worldwide Growth.....................  $ 92.50    $ 86.22    $146.89    $310.55
                MFS(R) Investors Trust Series...........................  $ 94.50    $ 92.58    $157.37    $330.92
                MFS(R) Research Series..................................  $ 94.50    $ 92.58    $157.37    $330.92
                T. Rowe Price Equity Income.............................  $ 94.03    $ 91.06    $154.88    $326.10
                Van Eck Worldwide Hard Assets...........................  $ 97.17    $101.00    $171.21    $357.39
                Van Kampen UIF Emerging Markets Equity..................  $106.13    $128.94    $216.48    $441.03



        3. If you do not surrender your policy:



                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................  $ 26.40    $ 81.07    $138.34    $293.78
                MainStay VP Capital Appreciation........................  $ 27.51    $ 84.40    $143.87    $304.67
                MainStay VP Cash Management.............................  $ 26.59    $ 81.66    $139.34    $295.77
                MainStay VP Convertible.................................  $ 27.91    $ 85.61    $145.88    $308.60
                MainStay VP Equity Income...............................  $ 30.66    $ 93.78    $159.36    $334.74
                MainStay VP Government..................................  $ 27.21    $ 83.49    $142.37    $301.71
                MainStay VP Growth Equity...............................  $ 26.19    $ 80.45    $137.32    $291.78
                MainStay VP High Yield Corporate Bond...................  $ 27.00    $ 82.88    $141.35    $299.73
                MainStay VP Indexed Equity..............................  $ 24.87    $ 76.49    $130.73    $278.74
                MainStay VP International Equity........................  $ 32.50    $ 99.20    $168.26    $351.78
                MainStay VP Mid Cap Core................................  $ 32.19    $ 98.30    $166.78    $348.95
                MainStay VP Mid Cap Growth..............................  $ 31.17    $ 95.27    $161.82    $339.48
                MainStay VP Small Cap Growth............................  $ 33.72    $102.81    $174.16    $362.96
                MainStay VP Total Return................................  $ 27.10    $ 83.18    $141.86    $300.72
                MainStay VP Value.......................................  $ 27.62    $ 84.71    $144.39    $305.67
                MainStay VP American Century Income & Growth............  $ 30.06    $ 91.98    $156.39    $328.99
                MainStay VP Dreyfus Large Company Value.................  $ 31.17    $ 95.27    $161.82    $339.48
                MainStay VP Eagle Asset Management Growth Equity........  $ 29.24    $ 89.55    $152.39    $321.27
                MainStay VP Lord Abbett Developing Growth...............  $ 32.09    $ 98.00    $166.29    $348.02
                Alger American Small Capitalization.....................  $ 30.46    $ 93.18    $158.38    $332.83
                Calvert Social Balanced.................................  $ 30.06    $ 91.98    $156.39    $328.99

                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                Dreyfus IP Technology Growth............................  $ 29.95    $ 91.66    $155.88    $328.02
                Fidelity VIP Contrafund(R)..............................  $ 28.02    $ 85.92    $146.39    $309.58
                Fidelity VIP Equity-Income..............................  $ 27.00    $ 82.88    $141.35    $299.73
                Janus Aspen Series Balanced.............................  $ 27.81    $ 85.31    $145.38    $307.63
                Janus Aspen Series Worldwide Growth.....................  $ 28.12    $ 86.22    $146.89    $310.55
                MFS(R) Investors Trust Series...........................  $ 30.26    $ 92.58    $157.37    $330.92
                MFS(R) Research Series..................................  $ 30.26    $ 92.58    $157.37    $330.92
                T. Rowe Price Equity Income.............................  $ 29.75    $ 91.06    $154.88    $326.10
                Van Eck Worldwide Hard Assets...........................  $ 33.10    $101.00    $171.21    $357.39
                Van Kampen UIF Emerging Markets Equity..................  $ 42.67    $128.94    $216.48    $441.03


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES AND THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

                          QUESTIONS AND ANSWERS ABOUT
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

     1. WHAT IS LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY?

     A LifeStages(R) Flexible Premium Variable Annuity is a deferred variable retirement annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of each of the Separate Accounts, or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.

     2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (a) SEPARATE ACCOUNTS


             Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of thirty-one Investment Divisions. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (b) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a fixed interest rate. (See "THE FIXED ACCOUNT.")

     3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED
ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make unlimited transfers each Policy Year. In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options described in this Prospectus.

     4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to .10% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

                        POLICY YEAR                             SURRENDER CHARGE
                        -----------                             ----------------
 1..........................................................           7%
 2..........................................................           7%
 3..........................................................           7%
 4..........................................................           6%
 5..........................................................           5%
 6..........................................................           4%
 7..........................................................           3%
 8..........................................................           2%
 9..........................................................           1%
10+.........................................................           0%


     In no event will the aggregate Surrender Charge applied under the policy exceed eight and one half percent (8.5%) of the total Premium Payments.



     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value as of the last Policy Anniversary; (b) 10% of the Accumulation Value at the time of withdrawal; or (c) the Accumulation Value of the policy less total premium payments. (See "Surrender Charges" and "Exceptions to Surrender Charges".)



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

     (a) for tax-sheltered annuities, $50 per month or a $2,000 single premium;

     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

     (c) for deferred compensation plans, $50 per month; and

     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You can make additional premium payments of at least $50 each or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments we accept is $1,000,000, without prior approval.

     For policies issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For Tax-Sheltered Annuity (TSA) policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (SEP) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity (IRA) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

     6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will hold the initial premium payment in the MainStay VP Cash Management Investment Division for 15 days after we issue the policy. At the end of this period, we will allocate the premium payment to the Investment Divisions and/or Fixed Account you have selected. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate each premium payment in up to 18 Investment Divisions plus the Fixed Account (See "AUTOMATIC ASSET REALLOCATION.") Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Allocation Alternative at the time you make a premium payment. However, any change to your allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value.

     7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT
        DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

     9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See "INCOME PAYMENTS.") We may offer other options, at our discretion, where permitted by state law.

     10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

     (a) the Accumulation Value, less any outstanding loan balance, or

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed.

     If the Beneficiary is the spouse of the Annuitant and owner, see Question
11. (Also see "DEATH BEFORE ANNUITY COMMENCEMENT" and "FEDERAL TAX MATTERS.")

     11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, or SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EBB & ESC Riders.


     12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. You will then receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge.

     13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the applicable Separate Account. (See "VOTING RIGHTS.")

     14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNTS?


     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 2001, the MainStay VP Cash Management Investment Division's yield for Separate Account-I was 0.37% and for Separate Account-II was 0.37%, and the effective yield was 0.37% for Separate Account-I and 0.37% for Separate Account-II.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2001, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 2.65%, 8.33% and 3.48% for Separate Account-I and Separate Account-II.


     The yield calculations do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that the surrender charge is applicable to a particular policy, the yield of that policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.

     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions of Separate Account-I for periods ending December 31, 2001. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table on pages 4, 5, 6 and 7. The average annual total return (if surrendered) figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $10,000, is not reflected. This fee, if applicable, would reduce the rates of return. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return include the reinvestment of investment income, including interest and dividends.


     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Accounts. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions:

                      (This page intentionally left blank)

                               SEPARATE ACCOUNT-I


                          AVERAGE ANNUAL TOTAL RETURN


                     (FOR PERIODS ENDED DECEMBER 31, 2001)



                                                                           MAINSTAY VP     MAINSTAY VP
                                                           MAINSTAY VP       CAPITAL          CASH        MAINSTAY VP
                 INVESTMENT DIVISIONS:                        BOND        APPRECIATION     MANAGEMENT     CONVERTIBLE
                 ---------------------                        ----        ------------     -----------    -----------
               PORTFOLIO INCEPTION DATE:
               -------------------------
          INVESTMENT DIVISION INCEPTION DATE:                1/23/84         1/29/93         1/29/93        10/1/96
          -----------------------------------               12/15/93         1/29/93         1/29/93        10/1/96
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.................................................       1.06%           -28.99%         -3.96%         -9.53%
3 Year.................................................       2.13%            -8.16%          1.34%          5.94%
5 Year.................................................       4.83%             5.59%          2.73%          7.32%
10 Year................................................       5.72%               --             --             --
Since Portfolio Inception..............................       7.88%            10.33%          3.26%          7.79%
Since Investment Division Inception*...................       4.90%            10.33%          3.26%          7.83%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.................................................       7.86%           -24.22%          2.50%         -3.45%
3 Year.................................................       4.37%            -6.14%          3.56%          8.26%
5 Year.................................................       5.80%             6.56%          3.68%          8.32%
10 Year................................................       5.72%               --             --             --
Since Portfolio Inception..............................       7.88%            10.44%          3.36%          8.54%
Since Investment Division Inception*...................       5.02%            10.44%          3.36%          8.59%



                                                                                         MAINSTAY VP     MAINSTAY VP
                                                                                           AMERICAN        DREYFUS
                                                           MAINSTAY VP                     CENTURY          LARGE
                                                              TOTAL       MAINSTAY VP      INCOME &        COMPANY
                 INVESTMENT DIVISIONS:                       RETURN          VALUE          GROWTH          VALUE
                 ---------------------                       ------          -----         --------      -----------
               PORTFOLIO INCEPTION DATE:
               -------------------------
          INVESTMENT DIVISION INCEPTION DATE:                1/29/93        5/1/95          5/1/98         5/1/98
          -----------------------------------                1/29/93        5/1/95          6/1/98         6/1/98
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.................................................      -17.40%         -7.15%         -15.38%        -11.68%
3 Year.................................................       -3.42%          3.58%          -4.69%         -0.70%
5 Year.................................................        6.02%          5.39%             --             --
10 Year................................................          --             --              --             --
Since Portfolio Inception..............................        8.66%          9.67%          -1.39%          0.22%
Since Investment Division Inception*...................        8.66%          9.69%          -0.84%          0.87%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.................................................      -11.85%         -0.90%          -9.69%         -5.74%
3 Year.................................................       -1.31%          5.85%          -2.60%          1.48%
5 Year.................................................        7.00%          6.37%             --             --
10 Year................................................          --             --              --             --
Since Portfolio Inception..............................        8.77%         10.12%           0.11%          1.74%
Since Investment Division Inception*...................        8.77%         10.14%           0.70%          2.44%


------------

*Performance is calculated as of the initial date a deposit was received in the Investment Division.

                                              MAINSTAY VP
    MAINSTAY VP                 MAINSTAY VP   HIGH YIELD     MAINSTAY VP    MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
      EQUITY      MAINSTAY VP     GROWTH       CORPORATE    INTERNATIONAL     MIDCAP        MIDCAP       SMALLCAP
      INCOME      GOVERNMENT      EQUITY         BOND          EQUITY          CORE         GROWTH        GROWTH
      ------      ----------    -----------   -----------      ------          ----         ------        ------
      7/2/01        1/29/93       1/23/84       5/1/95         5/1/95         7/2/01        7/2/01        7/2/01
      7/6/01        1/29/93      12/15/93       5/1/95         5/1/95         7/6/01        7/6/01        7/6/01
          --         -1.38%       -23.32%        -2.97%         -20.49%           --            --            --
          --          1.95%        -2.08%         0.14%          -6.67%           --            --            --
          --          4.66%         8.40%         2.97%           0.89%           --            --            --
          --            --         11.69%           --              --            --            --            --
       -7.87%         4.90%        10.92%         6.13%           3.06%       -12.37%       -14.77%       -11.12%
       -6.86%         4.90%        12.08%         6.13%           3.06%       -11.04%       -10.06%       -11.44%
          --          5.26%       -18.16%         3.56%         -15.14%           --            --            --
          --          4.19%         0.07%         2.34%          -4.62%           --            --            --
          --          5.63%         9.40%         3.92%           1.82%           --            --            --
          --            --         11.69%           --              --            --            --            --
       -1.68%         5.01%        10.92%         6.56%           3.49%        -6.47%        -9.04%        -5.15%
       -0.60%         5.01%        12.21%         6.57%           3.49%        -5.06%        -4.01%        -5.48%



    MAINSTAY VP
    EAGLE ASSET   MAINSTAY VP
    MANAGEMENT    LORD ABBETT   MAINSTAY VP   ALGER AMERICAN   CALVERT    DREYFUS IP                    FIDELITY VIP
      GROWTH      DEVELOPING      INDEXED         SMALL         SOCIAL    TECHNOLOGY    FIDELITY VIP      EQUITY-
      EQUITY        GROWTH        EQUITY      CAPITALIZATION   BALANCED     GROWTH      CONTRAFUND(R)      INCOME
    -----------     ------        ------      --------------   --------     ------      -------------   ------------
      5/1/98        5/1/98        1/29/93        9/21/88        9/2/86      8/31/99        1/3/95         10/9/86
      6/1/98        6/1/98        1/29/93        10/1/96        5/1/95      7/6/01         10/1/96        10/1/96
      -22.83%       -14.29%       -18.72%         -34.81%       -13.93%     -38.15%        -18.84%         -12.09%
        3.88%        -3.68%        -4.65%         -12.78%        -3.02%         --          -2.82%          -0.41%
          --            --          8.00%          -3.24%         4.81%         --           8.03%           7.01%
          --            --            --            3.44%         7.39%         --             --           12.15%
        7.90%        -5.14%        11.56%          10.25%         7.91%     -14.65%         13.82%          10.54%
        8.55%        -2.71%        11.56%          -3.76%         7.88%      -5.85%          9.01%           7.98%
      -17.64%        -8.53%       -13.26%         -30.42%        -8.14%     -33.99%        -13.38%          -6.18%
        6.15%        -1.57%        -2.56%         -10.87%        -0.90%         --          -0.69%           1.77%
          --            --          9.00%          -2.35%         5.78%         --           9.03%           8.00%
          --            --            --            3.44%         7.39%         --             --           12.15%
        9.54%        -3.70%        11.67%          10.25%         7.91%     -12.24%         14.26%          10.54%
       10.25%        -1.19%        11.67%          -3.09%         8.32%       0.48%          9.78%           8.74%



     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

                                                                               JANUS ASPEN     MFS(R)
                                                                JANUS ASPEN      SERIES       INVESTORS     MFS(R)
                                                                  SERIES        WORLDWIDE       TRUST      RESEARCH
                   INVESTMENT DIVISIONS:                         BALANCED        GROWTH        SERIES       SERIES
                   ---------------------                         --------      -----------    ---------     ------
                 PORTFOLIO INCEPTION DATE:
                 -------------------------
            INVESTMENT DIVISION INCEPTION DATE:                   9/13/93        9/13/93       10/9/95     7/26/95
            -----------------------------------                   10/1/96        10/1/96       6/1/98       6/1/98
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year......................................................      -11.82%        -28.26%       -22.27%      -27.17%
3 Year......................................................        2.11%         -1.02%        -6.89%       -5.73%
5 Year......................................................       11.64%          8.69%         4.94%        3.84%
10 Year.....................................................                                       --           --
Since Portfolio Inception...................................       12.71%         14.13%         8.82%        7.92%
Since Investment Division Inception*........................       11.64%          9.21%        -4.51%       -2.42%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year......................................................       -5.90%        -23.44%       -17.04%      -22.27%
3 Year......................................................        4.35%          1.15%        -4.85%       -3.66%
5 Year......................................................       12.67%          9.69%         5.91%        4.80%
10 Year.....................................................                                       --           --
Since Portfolio Inception...................................       12.84%         14.26%         9.30%        8.38%
Since Investment Division Inception*........................       12.43%          9.98%        -2.99%       -0.88%



                                                                                          VAN KAMPEN
                                                                T. ROWE                      UIF
                                                                 PRICE       VAN ECK       EMERGING
                                                                EQUITY      WORLDWIDE      MARKETS
                   INVESTMENT DIVISIONS:                        INCOME     HARD ASSETS      EQUITY
                   ---------------------                        ------     -----------     --------
                 PORTFOLIO INCEPTION DATE:
                 -------------------------
            INVESTMENT DIVISION INCEPTION DATE:                 3/31/94      9/1/89        10/1/96
            -----------------------------------                 6/1/98       6/1/98        10/1/96
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year......................................................     -6.16%      -17.17%        -13.52%
3 Year......................................................      2.36%        2.86%          0.08%
5 Year......................................................      8.25%       -6.00%         -5.41%
10 Year.....................................................        --         3.57%            --
Since Portfolio Inception...................................     12.79%        1.82%         -5.12%
Since Investment Division Inception*........................      2.61%       -4.54%         -5.14%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year......................................................      0.15%      -11.60%         -7.71%
3 Year......................................................      4.60%        5.11%          2.27%
5 Year......................................................      9.25%       -5.13%         -4.54%
10 Year.....................................................        --         3.57%            --
Since Portfolio Inception...................................     13.05%        1.82%         -4.46%
Since Investment Division Inception*........................      4.21%       -3.04%         -4.48%


------------

*Performance is calculated as of the initial date a deposit was received in the Investment Division.

     16. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "LOANS.")

     17. HOW DO I CONTACT NYLIAC?

                    GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS AND LOAN PAYMENTS
                    --------------------------------------   ----------------------------------
REGULAR MAIL        NYLIAC Variable Products Service Center  NYLIAC
                    Madison Square Station                   75 Remittance Dr.
                    P.O. Box 922                             Suite 3021
                    New York, NY 10159                       Chicago, IL 60675-3021
EXPRESS MAIL        NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                    51 Madison Avenue                        c/o The Northern Trust Bank
                    Room 452                                 350 North Orleans St.
                    New York, NY 10010                       Receipt & Dispatch, 8th Fl.
                                                             Chicago, IL 60654
CUSTOMER SERVICE    (800) 598-2019
AND UNIT VALUES


     You may send service requests to us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact us through the Internet at our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See, "Virtual Service Center and Interactive Voice Response System.")



                              FINANCIAL STATEMENTS



     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001, (including the report of independent accountants) and the Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements, (including the report of independent accountants) are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION


    The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2001 and for the five years in the period then ended, where applicable, are derived from the audited financial statements included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1996 and for the years in the period then ended, where applicable, are derived from financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1*, except where indicated.


                                                                    MAINSTAY VP
                                                                       BOND
                          -----------------------------------------------------------------------------------------------
                            2001       2000       1999       1998       1997       1996       1995       1994     1993(B)
                          --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $13.73     $12.67     $13.04     $12.10     $11.18     $11.10     $ 9.51     $9.97       --
Accumulation Unit value
 (end of period)........   $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10     $9.51       --
Number of units
 outstanding (in 000s)
 (end of period)........    3,231      2,376      2,772      2,823      2,249      2,080      1,733       961       --
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $13.73     $12.67     $13.04     $12.10     $11.18     $11.10     $ 9.51     $9.97     $10.00
Accumulation Unit value
 (end of period)........   $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10     $9.51     $ 9.97
Number of units
 outstanding (in 000s)
 (end of period)........    2,506      1,954      2,296      2,190      1,655      1,591      1,314       641          3

                                                                    MAINSTAY VP
                                                               CAPITAL APPRECIATION
                          -----------------------------------------------------------------------------------------------
                            2001       2000       1999       1998       1997       1996       1995       1994     1993(A)
                          --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................  $ 32.02    $ 36.34    $ 29.35    $ 21.53    $ 17.66    $ 15.07     $11.24     $11.91    $10.00
Accumulation Unit value
 (end of period)........  $ 24.27    $ 32.02    $ 36.34    $ 29.35    $ 21.53    $ 17.66     $15.07     $11.24    $11.91
Number of units
 outstanding (in 000s)
 (end of period)........   10,729     12,222     12,611     12,433     11,857     10,890      7,852      5,702     2,239
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................  $ 32.02    $ 36.34    $ 29.35    $ 21.53    $ 17.66    $ 15.07     $11.24     $11.91    $10.00
Accumulation Unit value
 (end of period)........  $ 24.27    $ 32.02    $ 36.34    $ 29.35    $ 21.53    $ 17.66     $15.07     $11.24    $11.91
Number of units
 outstanding (in 000s)
 (end of period)........   11,296     12,184     12,137     11,469     10,312      8,675      5,852      3,787     1,402


                                                                    MAINSTAY VP
                                                                  CASH MANAGEMENT
                          -----------------------------------------------------------------------------------------------
                            2001       2000       1999       1998       1997       1996       1995       1994     1993(A)
                          --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................  $  1.31    $  1.25    $  1.21    $  1.16    $  1.12    $  1.08    $  1.04    $  1.01    $ 1.00
Accumulation Unit value
 (end of period)........  $  1.34    $  1.31    $  1.25    $  1.21    $  1.16    $  1.12    $  1.08    $  1.04    $ 1.01
Number of units
 outstanding (in 000s)
 (end of period)........   39,115     30,612     46,932     34,013     25,689     24,436     19,554     19,630    15,549
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................  $  1.31    $  1.25    $  1.21    $  1.16    $  1.12    $  1.08    $  1.04    $  1.01    $ 1.00
Accumulation Unit value
 (end of period)........  $  1.34    $  1.31    $  1.25    $  1.21    $  1.16    $  1.12    $  1.08    $  1.04    $ 1.01
Number of units
 outstanding (in 000s)
 (end of period)........   34,686     26,368     47,710     32,015     27,559     20,142     15,539     15,647    10,677

                                                   MAINSTAY VP
                                                   CONVERTIBLE
                          --------------------------------------------------------------
                            2001       2000       1999       1998       1997     1996(D)
                          --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $15.93     $16.99     $12.13     $11.76     $10.32    $10.00
Accumulation Unit value
 (end of period)........   $15.39     $15.93     $16.99     $12.13     $11.76    $10.32
Number of units
 outstanding (in 000s)
 (end of period)........    1,181      1,160        915        847        636       154
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $15.89     $16.95     $12.09     $11.73     $10.29    $10.00
Accumulation Unit value
 (end of period)........   $15.34     $15.89     $16.95     $12.09     $11.73    $10.29
Number of units
 outstanding (in 000s)
 (end of period)........      931        891        624        610        452        74


                          MAINSTAY VP
                            EQUITY                                     MAINSTAY VP
                            INCOME                                      GOVERNMENT
                          -----------   --------------------------------------------------------------------------
                            2001(F)       2001       2000       1999       1998       1997       1996       1995
                          -----------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................    $10.00       $14.69     $13.26     $13.68     $12.71     $11.76     $11.65     $10.11
Accumulation Unit value
 (end of period)........    $ 9.94       $15.47     $14.69     $13.26     $13.68     $12.71     $11.76     $11.65
Number of units
 outstanding (in 000s)
 (end of period)........       258        3,307      2,677      5,186      3,288      2,749      3,177      3,281
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................    $10.00       $14.69     $13.26     $13.68     $12.71     $11.76     $11.65     $10.11
Accumulation Unit value
 (end of period)........    $ 9.80       $15.47     $14.69     $13.26     $13.68     $12.71     $11.76     $11.65
Number of units
 outstanding (in 000s)
 (end of period)........       161        2,241      1,784      2,873      2,233      1,904      2,122      2,020


                             MAINSTAY VP                                         MAINSTAY VP
                              GOVERNMENT                                        GROWTH EQUITY
                          ------------------   -------------------------------------------------------------------------------
                            1994     1993(A)    2001     2000     1999     1998     1997     1996     1995     1994    1993(B)
                          --------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $10.44    $10.00    $30.76   $32.24   $25.13   $20.11   $16.07   $13.08   $10.26   $10.27   $10.00
Accumulation Unit value
 (end of period)........   $10.11    $10.44    $25.17   $30.76   $32.24   $25.13   $20.11   $16.07   $13.08   $10.26   $10.27
Number of units
 outstanding (in 000s)
 (end of period)........    3,686     2,834     4,445    5,062    4,954    4,996    4,307    3,085    1,831      881        2
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $10.44    $10.00    $30.76   $32.24   $25.13   $20.11   $16.07   $13.08   $10.26   $10.27   $10.00
Accumulation Unit value
 (end of period)........   $10.11    $10.44    $25.17   $30.76   $32.24   $25.13   $20.11   $16.07   $13.08   $10.26   $10.27
Number of units
 outstanding (in 000s)
 (end of period)........    2,351     1,623     4,605    4,847    4,618    4,300    3,451    2,336    1,403      514        3


------------

*    The policies were first offered in January 29, 1993.

(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

(f) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

                                                       MAINSTAY VP
                                                       HIGH YIELD                                         MAINSTAY VP
                                                     CORPORATE BOND                                      INDEXED EQUITY
                        -------------------------------------------------------------------------   ------------------------
                          2001       2000       1999       1998       1997       1996     1995(C)    2001     2000     1999
                        --------   --------   --------   --------   --------   --------   -------   ------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $14.76     $15.89     $14.26     $14.08     $12.62     $10.91    $10.00    $30.88   $34.50   $28.96
Accumulation Unit
 value (end of
 period)..............   $15.29     $14.76     $15.89     $14.26     $14.08     $12.62    $10.91    $26.79   $30.88   $34.50
Number of units
 outstanding (in 000s)
 (end of period)......    7,999      8,588      9,761     10,373      9,539      5,449     1,446     7,423    8,368    8,592
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $14.75     $15.88     $14.25     $14.06     $12.60     $10.89    $10.00    $30.88   $34.50   $28.96
Accumulation Unit
 value (end of
 period)..............   $15.27     $14.75     $15.88     $14.25     $14.06     $12.60    $10.89    $26.79   $30.88   $34.50
Number of units
 outstanding (in 000s)
 (end of period)......    5,349      5,703      6,344      6,384      5,215      2,841       778     7,823    8,360    8,375


                                            MAINSTAY VP
                                           INDEXED EQUITY
                        ----------------------------------------------------
                         1998     1997     1996     1995     1994    1993(A)
                        ------   ------   ------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............  $22.83   $17.41   $14.41   $10.66   $10.72   $10.00
Accumulation Unit
 value (end of
 period)..............  $28.96   $22.83   $17.41   $14.41   $10.66   $10.72
Number of units
 outstanding (in 000s)
 (end of period)......   8,414    6,724    4,768    3,677    3,236    2,187
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............  $22.83   $17.41   $14.41   $10.66   $10.72   $10.00
Accumulation Unit
 value (end of
 period)..............  $28.96   $22.83   $17.41   $14.41   $10.66   $10.72
Number of units
 outstanding (in 000s)
 (end of period)......   7,539    5,616    3,783    2,983    2,567    1,819

                                                       MAINSTAY VP
                                                      INTERNATIONAL
                                                         EQUITY
                        -------------------------------------------------------------------------
                          2001       2000       1999       1998       1997       1996     1995(C)
                        --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $14.81     $18.31     $14.49     $11.92     $11.48     $10.53    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.57     $14.81     $18.31     $14.49     $11.92     $11.48    $10.53
Number of units
 outstanding (in 000s)
 (end of period)......      619        660        692        716        751        674       165
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $14.82     $18.32     $14.50     $11.93     $11.49     $10.53    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.58     $14.82     $18.32     $14.50     $11.93     $11.49    $10.53
Number of units
 outstanding (in 000s)
 (end of period)......      504        545        547        532        553        426       112


                          MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                            MID CAP       MID CAP      SMALL CAP                              MAINSTAY VP
                             CORE         GROWTH        GROWTH                               TOTAL RETURN
                          -----------   -----------   -----------   ---------------------------------------------------------------
                            2001(F)       2001(F)       2001(F)       2001       2000       1999       1998       1997       1996
                          -----------   -----------   -----------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................    $10.00        $10.00        $10.00       $24.02     $25.44     $22.03     $17.55     $15.10     $13.65
Accumulation Unit value
 (end of period)........    $ 9.49        $ 9.60        $ 9.45       $21.17     $24.02     $25.44     $22.03     $17.55     $15.10
Number of units
 outstanding (in 000s)
 (end of period)........        41            29            77        7,727      8,998      9,703      9,895      9,720      9,369
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................    $10.00        $10.00        $10.00       $24.02     $25.44     $22.03     $17.55     $15.10     $13.65
Accumulation Unit value
 (end of period)........    $ 9.51        $ 9.78        $ 9.61       $21.17     $24.02     $25.44     $22.03     $17.55     $15.10
Number of units
 outstanding (in 000s)
 (end of period)........        24            39            96        7,442      8,146      8,546      8,406      7,911      7,185


                                   MAINSTAY VP                                           MAINSTAY VP
                                  TOTAL RETURN                                              VALUE
                          -----------------------------   -------------------------------------------------------------------------
                            1995       1994     1993(A)     2001       2000       1999       1998       1997       1996     1995(C)
                          --------   --------   -------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $10.77     $11.37    $10.00     $19.21     $17.24     $16.05     $16.96     $13.98     $11.50    $10.00
Accumulation Unit value
 (end of period)........   $13.65     $10.77    $11.37     $19.04     $19.21     $17.24     $16.05     $16.96     $13.98    $11.50
Number of units
 outstanding (in 000s)
 (end of period)........    7,579      6,584     3,067      3,557      3,643      4,158      4,718      4,277      2,522       658
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $10.77     $11.37    $10.00     $19.27     $17.29     $16.10     $17.01     $14.02     $11.53    $10.00
Accumulation Unit value
 (end of period)........   $13.65     $10.77    $11.37     $19.09     $19.27     $17.29     $16.10     $17.01     $14.02    $11.53
Number of units
 outstanding (in 000s)
 (end of period)........    5,450      4,441     1,805      3,430      3,324      3,758      3,949      3,186      1,754       435


                                        MAINSTAY VP                                MAINSTAY VP
                                      AMERICAN CENTURY                            DREYFUS LARGE
                                      INCOME & GROWTH                             COMPANY VALUE
                          ----------------------------------------   ----------------------------------------
                            2001       2000       1999     1998(E)     2001       2000       1999     1998(E)
                          --------   --------   --------   -------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................  1$1.35..    $12.89     $11.10    $10.00     $11.57     $10.99     $10.44    $10.00
Accumulation Unit value
 (end of period)........  1$0.25..    $11.35     $12.89    $11.10     $10.90     $11.57     $10.99    $10.44
Number of units
 outstanding (in 000s)
 (end of period)........  540....        604        562       302        296        249        216       125
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................  1$1.35..    $12.89     $11.10    $10.00     $11.72     $11.14     $10.58    $10.00
Accumulation Unit value
 (end of period)........  1$0.25..    $11.35     $12.89    $11.10     $11.05     $11.72     $11.14    $10.58
Number of units
 outstanding (in 000s)
 (end of period)........  531....        540        491       194        317        268        216        91

                                        MAINSTAY VP
                                   EAGLE ASSET MANAGEMENT
                                       GROWTH EQUITY
                          ----------------------------------------
                            2001       2000       1999     1998(E)
                          --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
 (beginning of
 period)................   $17.22     $19.38     $11.86    $10.00
Accumulation Unit value
 (end of period)........   $14.18     $17.22     $19.38    $11.86
Number of units
 outstanding (in 000s)
 (end of period)........      921      1,810        317        64
SEPARATE ACCOUNT II
Accumulation Unit value
 (beginning of
 period)................   $17.37     $19.55     $11.97    $10.00
Accumulation Unit value
 (end of period)........   $14.31     $17.37     $19.55    $11.97
Number of units
 outstanding (in 000s)
 (end of period)........      983      1,211        337       101


------------

*    The policies were first offered in January 29, 1993.

(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

(f) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

                          MAINSTAY VP LORD ABBETT                            ALGER AMERICAN                          CALVERT
                                 DEVELOPING                                      SMALL                               SOCIAL
                                   GROWTH                                    CAPITALIZATION                         BALANCED
                     ----------------------------------   ----------------------------------------------------   ---------------
                      2001     2000     1999    1998(E)    2001     2000     1999     1998     1997    1996(D)    2001     2000
                     ------   ------   ------   -------   ------   ------   ------   ------   ------   -------   ------   ------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $10.47   $13.11   $10.05   $10.00    $12.20   $16.98   $11.99   $10.52   $ 9.56   $10.00    $18.55   $19.40
Accumulation Unit
 value (end of
 period)...........  $ 9.58   $10.47   $13.11   $10.05    $ 8.49   $12.20   $16.98   $11.99   $10.52   $ 9.56    $17.04   $18.55
Number of units
 outstanding (in
 000s) (end of
 period)...........     222      266      198       87     1,417    1,648    1,154      999      722      129       205      226

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $10.50   $13.14   $10.07   $10.00    $12.20   $16.97   $11.99   $10.51   $ 9.56   $10.00    $18.57   $19.42
Accumulation Unit
 value (end of
 period)...........  $ 9.60   $10.50   $13.14   $10.07    $ 8.49   $12.20   $16.97   $11.99   $10.51   $ 9.56    $17.06   $18.57
Number of units
 outstanding (in
 000s) (end of
 period)...........     247      303      178       59     1,352    1,451      926      787      551       55       317      308

                                       CALVERT                     DREYFUS IP                         FIDELITY
                                       SOCIAL                      TECHNOLOGY                           VIP
                                      BALANCED                       GROWTH                        CONTRAFUND(R)
                     -------------------------------------------   ----------   ----------------------------------------------------
                      1999     1998     1997     1996    1995(C)    2001(F)      2001     2000     1999     1998     1997    1996(D)
                     ------   ------   ------   ------   -------   ----------   ------   ------   ------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $17.51   $15.26   $12.87   $11.58   $10.00      $10.00     $18.81   $20.41   $16.64   $12.97   $10.58   $10.00
Accumulation Unit
 value (end of
 period)...........  $19.40   $17.51   $15.26   $12.87   $11.58      $10.05     $16.29   $18.81   $20.41   $16.64   $12.97   $10.58
Number of units
 outstanding (in
 000s) (end of
 period)...........     230      201      154       69       24          26      3,054    3,332    3,195    2,796    1,844      240
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $17.53   $15.28   $12.89   $11.59   $10.00      $10.00     $18.45   $20.02   $16.32   $12.72   $10.38   $10.00
Accumulation Unit
 value (end of
 period)...........  $19.42   $17.53   $15.28   $12.89   $11.59      $ 9.75     $15.98   $18.45   $20.02   $16.32   $12.72   $10.38
Number of units
 outstanding (in
 000s) (end of
 period)...........     296      223      138       61       12          66      3,891    4,048    3,657    2,785    1,542       91


                                                                                                JANUS ASPEN
                                         FIDELITY VIP                                              SERIES
                                        EQUITY-INCOME                                             BALANCED
                     ----------------------------------------------------   ----------------------------------------------------
                      2001     2000     1999     1998     1997    1996(D)    2001     2000     1999     1998     1997    1996(D)
                     ------   ------   ------   ------   ------   -------   ------   ------   ------   ------   ------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $16.52   $15.43   $14.70   $13.34   $10.55   $10.00    $19.55   $20.26   $16.19   $12.22   $10.14   $10.00
Accumulation Unit
 value (end of
 period)...........  $15.49   $16.52   $15.43   $14.70   $13.34   $10.55    $18.39   $19.55   $20.26   $16.19   $12.22   $10.14
Number of units
 outstanding (in
 000s) (end of
 period)...........   1,938    2,060    2,033    1,895    1,138       77     3,828    4,183    3,300    1,813      802       94

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $16.39   $15.32   $14.59   $13.25   $10.47   $10.00    $19.60   $20.32   $16.24   $12.25   $10.16   $10.00
Accumulation Unit
 value (end of
 period)...........  $15.38   $16.39   $15.32   $14.59   $13.25   $10.47    $18.44   $19.60   $20.32   $16.24   $12.25   $10.16
Number of units
 outstanding (in
 000s) (end of
 period)...........   1,831    1,813    1,847    1,653      788       51     4,437    4,357    3,387    1,641      600       39

                                         JANUS ASPEN                                 MFS(R) INVESTORS
                                            SERIES                                        TRUST
                                       WORLDWIDE GROWTH                                   SERIES
                     ----------------------------------------------------   ----------------------------------
                      2001     2000     1999     1998     1997    1996(D)    2001     2000     1999    1998(E)
                     ------   ------   ------   ------   ------   -------   ------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $21.49   $25.81   $15.90   $12.50   $10.36   $10.00    $10.83   $10.99   $10.44   $10.00
Accumulation Unit
 value (end of
 period)...........  $16.45   $21.49   $25.81   $15.90   $12.50   $10.36    $ 8.99   $10.83   $10.99   $10.44
Number of units
 outstanding (in
 000s) (end of
 period)...........   4,559    5,233    4,073    3,491    2,632      256       240      252      217      107
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $21.53   $25.86   $15.93   $12.52   $10.38   $10.00    $11.13   $11.30   $10.73   $10.00
Accumulation Unit
 value (end of
 period)...........  $16.48   $21.53   $25.86   $15.93   $12.52   $10.38    $ 9.24   $11.13   $11.30   $10.73
Number of units
 outstanding (in
 000s) (end of
 period)...........   4,992    5,465    4,171    3,276    2,159      100       239      240      212       74


                                   MFS(R)                                                                   VAN ECK
                                  RESEARCH                          T. ROWE PRICE                          WORLDWIDE
                                   SERIES                           EQUITY INCOME                         HARD ASSETS
                     ----------------------------------   ----------------------------------   ----------------------------------
                      2001     2000     1999    1998(E)    2001     2000     1999    1998(E)    2001     2000     1999    1998(E)
                     ------   ------   ------   -------   ------   ------   ------   -------   ------   ------   ------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $12.47   $13.27   $10.84   $10.00    $11.58   $10.37   $10.13   $10.00    $10.13   $ 9.21   $ 7.71   $10.00
Accumulation Unit
 value (end of
 period)...........  $ 9.69   $12.47   $13.27   $10.84    $11.59   $11.58   $10.37   $10.13    $ 8.95   $10.13   $ 9.21   $ 7.71
Number of units
 outstanding (in
 000s) (end of
 period)...........     317      320      164       82       950      590      394      192        50       50       58       32

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $12.31   $13.10   $10.70   $10.00    $11.67   $10.45   $10.21   $10.00    $10.29   $ 9.36   $ 7.83   $10.00
Accumulation Unit
 value (end of
 period)...........  $ 9.57   $12.31   $13.10   $10.70    $11.68   $11.67   $10.45   $10.21    $ 9.09   $10.29   $ 9.36   $ 7.83
Number of units
 outstanding (in
 000s) (end of
 period)...........     349      316      166       70       815      480      387      168        52       45       38        7

                                          VAN KAMPEN
                                         UIF EMERGING
                                      MARKETS EQUITY(G)
                     ----------------------------------------------------
                      2001     2000     1999     1998     1997    1996(D)
                     ------   ------   ------   ------   ------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........  $ 8.53   $14.21   $ 7.36   $ 9.83   $ 9.93   $10.00
Accumulation Unit
 value (end of
 period)...........  $ 7.87   $ 8.53   $14.21   $ 7.36   $ 9.83   $ 9.93
Number of units
 outstanding (in
 000s) (end of
 period)...........     611      699      578      515      452       78
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........  $ 8.59   $14.32   $ 7.41   $ 9.90   $10.00   $10.00
Accumulation Unit
 value (end of
 period)...........  $ 7.93   $ 8.59   $14.32   $ 7.41   $ 9.90   $10.00
Number of units
 outstanding (in
 000s) (end of
 period)...........     694      732      510      420      391       26


------------

*   The policies were first offered on January 29, 1993.

(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

(f) For the period July 6, 2001 (commencement of operations) through December 31, 2001.


(g) Formerly known as Morgan Stanley UIF Emerging Markets Equity.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                           AND THE SEPARATE ACCOUNTS

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $37.0 billion at the end of 2001. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNTS

     Each of the Separate Accounts was established on October 5, 1992, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.


     Although the assets of each of the Separate Accounts belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or charged against the assets of those Separate Accounts, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC. The obligations under the Policies are obligations of NYLIAC.



     Each of the Separate Accounts currently has 31 Investment Divisions which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. Investment results may differ.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds (who may be affiliates of NYLIAC), in return for providing these services. Currently, we receive compensation under various arrangements in amounts ranging from .10% to .35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------


FUND                             INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                 -                                   -
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Bond; MainStay VP Capital Appreciation;
                                 Management LLC                      MainStay VP Cash Management; MainStay VP
                                                                     Convertible; MainStay VP Equity Income; MainStay VP
                                                                     Government; MainStay VP Growth Equity; MainStay VP
                                                                     High Yield Corporate Bond; MainStay VP Indexed
                                                                     Equity; MainStay VP International Equity; MainStay
                                                                     VP Mid Cap Core; MainStay VP Mid Cap Growth;
                                                                     MainStay VP Small Cap Growth; MainStay VP Total
                                                                     Return; MainStay VP Value; MainStay VP American
                                                                     Century Income & Growth;
                                                                     MainStay VP Dreyfus Large Company Value;
                                                                     MainStay VP Eagle Asset Management Growth Equity;
                                                                     MainStay VP Lord Abbett Developing Growth
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.    Calvert Asset Management Company,   Calvert Social Balanced
                                 Inc.
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth (Initial Shares)
Fidelity Variable Insurance      Fidelity Management and Research    Fidelity VIP Contrafund(R)
Products Fund                    Company                             Fidelity VIP Equity-Income
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
Trust(SM)                                                            Series
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Inc.
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust


Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Accounts. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine in our sole discretion that marketing, tax, investment or other conditions so warrant. We will make new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Accounts as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, (c) combine the Separate Accounts with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     This is a flexible premium policy, which means that additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Accounts or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Accounts. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Accounts are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.


     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.



              SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU



     In addition to the LifeStages Flexible Premium Variable Annuity policy described in this Prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each LifeStages(R) variable annuity we offer. The availability of optional policy features such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     Your registered representative can provide you with the prospectuses for one or more of these annuities, which contain more complete information.




                      LIFESTAGES(R) FLEXIBLE       LIFESTAGES(R)                            LIFESTAGES(R)        LIFESTAGES(R)
                              PREMIUM                SELECT(1)         LIFESTAGES(R)           ACCESS            PREMIUM PLUS
                         VARIABLE ANNUITY        VARIABLE ANNUITY     VARIABLE ANNUITY    VARIABLE ANNUITY     VARIABLE ANNUITY
Surrender Charge     9 Years (7%, 7%, 7%, 6%,    3 Years (8%, 8%,     6 Years (7%, 7%,          None           8 Years (8%, 8%,
Period                 5%, 4% 3%, 2%, 1% --       7% -- based on     7%, 6%, 5%, 4% --                        8%, 7%, 6%, 5%, 4%,
                       based on policy date)       each premium        based on each                          3% -- based on each
                                                   payment date)          premium                               premium payment
                                                                       payment date)                                date)*
DCA Advantage Plan              No              Yes (6 and 12 month    Yes (6, 12, 18            No              Yes (6 month
                                                     accounts)        month accounts)                              account)
Interest Sweep                  Yes                     Yes                 Yes                  No                   Yes
Premium Credit                  No                      No                   No                  No                   Yes
Fixed Account                   Yes                     Yes          Yes (1% additional          Yes                  Yes
                                                                      rate credited to
                                                                      monies deposited
                                                                     directly into the
                                                                       Fixed Account)
Death Benefit           No reset available      Annual reset to age   Annual reset to    Annual reset to age  Annual reset to age
Guarantee                                               80                 age 85                80                   80
Total Separate                 1.30%                   1.85%               1.40%                1.55%                1.60%
Account Charges
(mortality and
expense risk and
administration
fees)
Annual Policy                   $30                     $50                 $30                 $40*                  $30
Service Charge
Minimum Cash Value            $10,000                $100,000             $20,000              $50,000             $100,000
Required to Waive
Annual Policy
Service Charge



(1)All policies and features may not be available in all states.


 * May be different in some states.


     QUALIFIED AND NON-QUALIFIED POLICIES


     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs; and


     (3) Section 457 Deferred Compensation Plans.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features that may not be available in these other types of investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive a guaranteed amount of monthly income for life after the First Policy Year; and

     (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider.


     (6) an Interest Sweep feature, which provides the opportunity to allocate interest earned on monies in the Fixed Account to the Investment Divisions under the policy.


     (7) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary.

     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment to NYLIAC. For salary reduction plans, the application is sent to NYLIAC and the policy becomes part of the pre-authorized billing arrangement. If the application is accurate and complete, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policy owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.


     We will allocate the initial premium payments to the MainStay VP Cash Management Investment Division until 15 days after the policy issued. At the end of this period, we will allocate premium payments in accordance with your instructions. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 17.


     You may allocate premium payments in up to 18 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account.

     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

          (a) for tax-sheltered annuities, $50 per month or a $2,000 single premium;

          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

          (c) for deferred compensation plans, $50 per month; and

          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as we may permit at any time and by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and public and private employee payroll deductions. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the Business Day we receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 80 in New York). We will accept additional premium payments until either you or the Annuitant reaches the age of 85, unless we agree otherwise.



     For IRA, Roth IRA, TSA and SEP plans, you must also be Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.


     TRANSFERS

     You may transfer amounts between Investment Divisions of the same Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions within the same Separate Account or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "FIXED ACCOUNT.")


     You can request a transfer in four ways:



        - submit your request in writing on a form we approve to the Variable Products Service Center at the addresses listed in Question 17 of this prospectus (or any other address we indicate to you in writing);



        - use the Interactive Voice Response System at 800-598-2019;

        - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time); or



        - make your request through the Virtual Service Center.



     (See "VIRTUAL SERVICE CENTER and INTERACTIVE VOICE RESPONSE SYSTEM")



     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.



     (a) Limits on Transfers.



     Your right to make transfers under the policy is subject to modification if we determine, in our sole opinion, that the exercise of that right will disadvantage or potentially hurt the rights or interests of other policyowners. Any modification could be applied to transfers to or from some or all of the Investment Divisions and could include, but not be limited to, not accepting a transfer request from any person, asset allocation and/or market timing services made on behalf of policyowners and/or limiting the amount that may be transferred into or out of any Investment Division at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the actual or potential disadvantage of other policyowners.



     Currently, we reserve the right to reject, without prior notice, transfer requests into or out of any Investment Division if the amount of the request (either alone or when combined with amounts from other policies owned by or under the control of the same individual or entity) would exceed $5 million of the corresponding portfolio's total assets.



VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM



     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policy owners or trusts that own policies.



     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on our Corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.



     As described herein, we will use reasonable procedures to make sure that the instructions we receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions we take based on instructions received through IVR or VSC which we believe are genuine. We will confirm all transactions in writing.



     Service requests are binding on all owners if the policy is jointly owned. Transfer and loan requests received after 4:00 p.m. (Eastern Time) will be priced as of the next business day.



     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.



VSC



     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).



     The VSC enables you to:



        - email your registered representative or the Variable Products Service Center;



        - obtain current policy values;



        - transfer assets between investment options;



        - change the allocation of future premium payments;



        - change your address; and



        - obtain service forms.

IVR



     The IVR is available 24 hours a day, seven days a week. We record all calls.



     The IVR enables you to:



        - obtain current policy values;



        - transfer assets between investment options;



        - change the allocation of future premium payments; and



        - speak with one of our Customer Service Representatives on Business Days between the hours of 8:00 a.m. to 6:00 p.m. (Eastern Time).



     You may authorize a third party to have access through a Customer Service Representative in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies -- Transfers" for information on how to transfer assets between Investment Divisions.



     Faxed requests are not acceptable and will not be honored at any time.


     DOLLAR COST AVERAGING

     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     Under this option, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month. We will not process a Dollar Cost Averaging transfer unless we receive a written request at the Variable Products Service Center at the addresses listed in Question 17 of the Prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If we do not receive the request within the five Business Days the Dollar Cost Averaging transfer will commence on the day requested in the following month.


     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the

MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
Total          $400              $38.00                43.83

                  The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                   The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions will shift the percentages. If you elect Automatic Asset Reallocation, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. We will not process an Automatic Asset Reallocation transfer unless we receive a written request at the Variable Products Service Center at the address listed in Question 17 of the Prospectus. We must receive this request at least five business days before the date the transfers are to begin. If we do not receive the request within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. However, the Variable Accumulation Value may not be allocated to more than 18 Investment Divisions if you selected the Automatic Asset Reallocation option.


     You may cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). We will not process an Interest Sweep transfer unless we receive a written request at the Variable Products Service Center at the address listed in Question 17 of the Prospectus. We must receive this request at least five Business Days before the date the transfers are to begin. If we do not receive the request within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month.

     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, we will process the Interest Sweep transfer first.



     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 or such a lower amount as we may determine.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). We will place the initial premium payment in the MainStay VP Cash Management Investment Division until 15 days after we issue the policy. At the end of this period, we will allocate the premium payments to the Investment Divisions and/or the Fixed Account as requested. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Accounts' charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.


     RIDERS



     At no additional charge, we include two riders under the policy: an Unemployment Benefit rider, for Non-Qualified, IRA, Roth and Inherited IRA policies, and a Living Needs Benefit rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. The riders are only available in those states where they have been approved.



     (a) Living Needs Benefit Rider



     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. This Rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this Rider, you must be classified as disabled by the Social Security Administration. You are no longer eligible for the disability benefit once you begin collecting Social Security retirement benefits. There is no additional charge for this rider.



     (b) Unemployment Benefit Rider



     For all Non-Qualified, IRA, Roth IRA and Inherited IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. There is no additional charge for this rider.



     The Enhanced Beneficiary Benefit (EBB) Rider is available for an additional charge. The Enhanced Spousal Continuance (ESC) Rider is available at no additional charge if the EBB Rider is elected.



     (c) Enhanced Beneficiary Benefit Rider (optional)



     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.



     While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")



     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:



              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%



     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.



     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.



     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.



     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.



     There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (See, "THE POLICIES--Riders--Enhanced Spousal Continuance Rider") 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES-Riders-Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.



     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:



     1.The rider is elected at the time of application;



     2.You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);



     3.A withdrawal of $20,000 is made in the fourth Policy Year;



     4.Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);



     5.You (or the Annuitant, if you are not the Annuitant) die in the fifth
       Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and



     6.The Enhanced Beneficiary Benefit Rider percentage equals 50%.



     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):



          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000



     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):



              Adjusted Premium Payments = $200,000 - $16,000 = $184,000



     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):



                        Gain = $250,000 - $184,000 = $66,000



     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):



               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000



     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.



     (d) Enhanced Spousal Continuance Rider (optional)



     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities or
Section 457 deferred compensation plans.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.



     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.



     POLICY OWNER INQUIRIES



     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY--Question 17.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. To correct an error, we must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.



     RECORDS AND REPORTS



     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. IF YOU BELIEVE IT CONTAINS AN ERROR, PLEASE NOTIFY US IMMEDIATELY. TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.



                             CHARGES AND DEDUCTIONS


     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.

     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        POLICY YEAR                           CHARGE
                        -----------                           ------
 1..........................................................    7%
 2..........................................................    7%
 3..........................................................    7%
 4..........................................................    6%
 5..........................................................    5%
 6..........................................................    4%
 7..........................................................    3%
 8..........................................................    2%
 9..........................................................    1%
10+.........................................................    0

     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.


     EXCEPTIONS TO SURRENDER CHARGES



     We will not assess a surrender charge:



     (a)on amounts you withdraw in any one Policy Year which are less than or equal to the greater of (i) 10% of the Accumulation Value as of the last Policy Anniversary; (ii) 10% of the Accumulation Value at the time of surrender or withdrawal or (iii) the Accumulation Value less total premium payments



     (b) if NYLIAC cancels the policy;



     (c)when we pay proceeds upon the death of the policy owner or the Annuitant;



     (d)on amounts placed under the Life Income Payment Option after the first Policy Anniversary;



     (e)when a required minimum distribution calculated based on the value of this Policy is made under a Qualified Policy (this amount will, however, count against the first exception described above);



     (f) on tax qualified monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code;



     (g)on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;



     (h)when the aggregate surrender charges under a policy exceed 8.5% of the total premium payments; and



     (i) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy.


     In addition, we will not assess a surrender charge on certain withdrawals from the Fixed Account. (See "THE FIXED ACCOUNT.")

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the applicable Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to .10% of the average daily net asset value of the applicable Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Accounts will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (e) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset reallocation do not count toward this transfer limit.


     (f) Enhanced Beneficiary Benefit Rider Charge (optional)



     If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.



     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider.


     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Accounts. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY


     SURRENDERS AND WITHDRAWALS



     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request that is acceptable to NYLIAC. Fax transmissions are not acceptable and will not be honored at any time. These forms must be mailed to us at the address given in the response to Question 17. The amount available for withdrawal is the Accumulation Value on the Business Day during which we receive the request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Accounts and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the Policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you.

     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). We will not process a periodic partial withdrawal unless we receive a written request at the Variable Products Service Center at the addresses listed in Question 17 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If we do not receive the request within the five Business Days, the periodic partial withdrawal will commence on the day requested in the following month. You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, we will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. You may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. If we agree, you may defer the Annuity Commencement Date to a later date, provided that we receive written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance; or

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals.

     We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

     (1) you purchase a policy with a $100,000 premium payment;

     (2) the Accumulation Value is $110,000 in the second Policy Year;

     (3) a $5,000 withdrawal is made in the second Policy Year;

     (4) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $75,000.

                           The death benefit is the greater of:
                           (a) Accumulation Value; or     =    $75,000
                           (b) Premium payments less
                                any partial withdrawals   =    $95,000 ($100,000 - $5,000)

     In this example, your Beneficiary(ies) would receive $95,000.

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the applicable Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

        (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

        (ii) under another Income Payment Option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "INCOME PAYMENTS.")

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and,
(b) if you were the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")


     INCOME PAYMENTS


     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income are based on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.



     (b) Proof of Survivorship


     We may require satisfactory proof of survival, from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     We will pay any amounts due from the Separate Accounts under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

          3. The SEC permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons we will delay transfers from the Separate Accounts to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial or full surrender request deferred for 30 days or more.


     DESIGNATION OF BENEFICIARY


     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.


     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(b)(11)


     Distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.


     LOANS




     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequent than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, we will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Bail-Out

     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "SURRENDER CHARGES.") For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges" described at page 29, subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary: (1) the interest rate set for that amount falls more than
2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and
(2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

     (c) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. For applications signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy
     Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

          3. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE TRANSFERS.")

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

     See the policy itself for details and a description of the Fixed Account.


                              FEDERAL TAX MATTERS



     INTRODUCTION




     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL


     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer is actual age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED PLANS


     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.


          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.



                          DISTRIBUTOR OF THE POLICIES



     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 169 Lackawana Avenue, Parsippany, New Jersey 07054, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.



                                 VOTING RIGHTS


     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE


                   STATEMENT OF ADDITIONAL INFORMATION (SAI)


     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  Mainstay VP Cash Management Investment Division...........    2
  Mainstay VP Government, Mainstay VP High Yield Corporate
     Bond and Mainstay VP Bond Investment Division Yields...    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    4
  Taxation of New York Life and Annuity Corporation.........    4
  Tax Status of the Policies................................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

 How to obtain a New York Life LifeStages(R) Flexible Premium Variable Annuity
                                   Statement
                           of Additional Information.

               Call (800) 598-2019 or send this request form to:

                            NYLIAC Variable Products Service Center
                            Madison Square Station
                            P.O. Box 922
                            New York, NY 10159

--------------------------------------------------------------------------------
 Please send me a New York Life LifeStages(R) Flexible Premium Variable Annuity
                                  Statement of

                   Additional Information dated May 1, 2002:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2002

                                      FOR
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                    (FORMERLY NAMED NYLIAC VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus dated May 1, 2002. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at 51 Madison Avenue, New York, New York 10010. Terms used but not defined in the SAI have the same meaning as in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (27)...........................................    2
     Valuation of Accumulation Units (34)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (46)....................................    4
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    4
     Tax Status of the Policies.............................    5
DISTRIBUTOR OF THE POLICIES (48)............................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1


------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of each Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                       (a/b)-c

Where:  a = the result of

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and


         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor equal, on an annual basis, to 1.30% of the daily net asset value of Separate Accounts I and II, respectively. (See "Other Charges" at page 38 of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fees and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Investment Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30 day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                              YIELD = 2[(a-b +1)(6)-1]
                                         ---
                                         cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High-Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of Accumulation Value withdrawn depending on the elapsed time since the policy was issued.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by such Portfolio and its operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

       T = average annual total return.

       n = number of years.

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return (no surrender) figures are all considered "non-standardized".

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Moody's, Fitch and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 43 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.



     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 46 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the policy as an annuity.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Accounts are not entities separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Accounts are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under
Section 72 of the Code. The Separate Accounts intend to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The policy owner's Beneficiary is the person to whom ownership of the Policy passes by reason of death. If the Beneficiary is the policy owner's surviving spouse, the policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.


     For the years ended December 31, 1999, 2000 and 2001, NYLIAC paid commissions of $18,457,932, $10,276,350, and $4,935,660, respectively, none of which was retained by NYLIFE Distributors.


     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Accounts. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted. NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS



     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



     The Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in this Statement of Additional Information. We intend the statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $261,324,403     $ 52,720,772     $ 18,228,093

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................        933,998          180,901           63,163
                                                               ------------     ------------     ------------
      Total net assets......................................   $260,390,405     $ 52,539,871     $ 18,164,930
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $260,390,405     $ 52,539,871     $ 18,164,930
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      24.27     $       1.34     $      15.39
                                                               ============     ============     ============
Identified Cost of Investment...............................   $252,124,738     $ 52,720,619     $ 21,089,165
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH           INCOME
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $199,576,584     $    726,972     $  2,571,132

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................        712,405            1,659            6,835
                                                               ------------     ------------     ------------
      Total net assets......................................   $198,864,179     $    725,313     $  2,564,297
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $198,864,179     $    725,313     $  2,564,297
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      26.79     $       9.45     $       9.94
                                                               ============     ============     ============
Identified Cost of Investment...............................   $182,153,468     $    661,300     $  2,491,444
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    ------------------------------------------------------------------------------------------------------------------
     $ 51,324,125     $122,714,291     $  7,806,247     $164,182,930     $ 67,964,138     $ 48,026,557     $112,306,437

          174,222          425,886           27,135          576,292          236,503          161,395          395,663
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 51,149,903     $122,288,405     $  7,779,112     $163,606,638     $ 67,727,635     $ 47,865,162     $111,910,774
     ============     ============     ============     ============     ============     ============     ============
     $ 51,149,903     $122,288,405     $  7,779,112     $163,606,638     $ 67,727,635     $ 47,865,162     $111,910,774
     ============     ============     ============     ============     ============     ============     ============
     $      15.47     $      15.29     $      12.57     $      21.17     $      19.04     $      14.81     $      25.17
     ============     ============     ============     ============     ============     ============     ============
     $ 50,656,948     $162,096,248     $  9,007,336     $156,043,565     $ 69,961,988     $ 48,757,964     $129,318,597
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH            CORE           & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
     $    278,885     $    388,885     $  5,557,068     $  3,239,589     $ 13,112,400     $  2,139,123     $ 12,074,338

              587            1,123           19,871           10,913           48,845            7,852           43,365
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    278,298     $    387,762     $  5,537,197     $  3,228,676     $ 13,063,555     $  2,131,271     $ 12,030,973
     ============     ============     ============     ============     ============     ============     ============
     $    278,298     $    387,762     $  5,537,197     $  3,228,676     $ 13,063,555     $  2,131,271     $ 12,030,973
     ============     ============     ============     ============     ============     ============     ============
     $       9.60     $       9.49     $      10.25     $      10.90     $      14.18     $       9.58     $       8.49
     ============     ============     ============     ============     ============     ============     ============
     $    270,432     $    375,325     $  6,271,440     $  3,317,802     $ 18,141,947     $  2,688,930     $ 26,093,844
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2001

                                                                                  FIDELITY          FIDELITY
                                                                 CALVERT             VIP               VIP
                                                                  SOCIAL        CONTRAFUND(R)     EQUITY-INCOME
                                                                 BALANCED      (INITIAL CLASS)   (INITIAL CLASS)
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  3,496,885     $ 49,929,246      $ 30,126,791

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................         12,035          174,010           104,247
                                                               ------------     ------------      ------------
      Total net assets......................................   $  3,484,850     $ 49,755,236      $ 30,022,544
                                                               ============     ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  3,484,850     $ 49,755,236      $ 30,022,544
                                                               ============     ============      ============
    Variable accumulation
      unit value............................................   $      17.04     $      16.29      $      15.49
                                                               ============     ============      ============
Identified Cost of Investment...............................   $  4,221,410     $ 57,553,358      $ 32,363,318
                                                               ============     ============      ============

                                                                 T. ROWE          VAN ECK          DREYFUS IP
                                                                  PRICE          WORLDWIDE         TECHNOLOGY
                                                                  EQUITY            HARD             GROWTH
                                                                  INCOME           ASSETS       (INITIAL SHARES)
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 11,057,523     $    451,870      $    261,753

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................         37,700            1,547               621
                                                               ------------     ------------      ------------
      Total net assets......................................   $ 11,019,823     $    450,323      $    261,132
                                                               ============     ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 11,019,823     $    450,323      $    261,132
                                                               ============     ============      ============
    Variable accumulation
      unit value............................................   $      11.59     $       8.95      $      10.05
                                                               ============     ============      ============
Identified Cost of Investment...............................   $ 11,214,046     $    483,148      $    250,607
                                                               ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                         MORGAN STANLEY
                      JANUS ASPEN                                             UIF
     JANUS ASPEN         SERIES           MFS(R)                            EMERGING
        SERIES         WORLDWIDE        INVESTORS          MFS(R)           MARKETS
       BALANCED          GROWTH        TRUST SERIES    RESEARCH SERIES       EQUITY
    -----------------------------------------------------------------------------------
     $ 70,654,455     $ 75,268,277     $  2,165,297     $  3,087,265      $  4,824,243

          245,580          268,492            7,560           10,820            17,559
     ------------     ------------     ------------     ------------      ------------
     $ 70,408,875     $ 74,999,785     $  2,157,737     $  3,076,445      $  4,806,684
     ============     ============     ============     ============      ============
     $ 70,408,875     $ 74,999,785     $  2,157,737     $  3,076,445      $  4,806,684
     ============     ============     ============     ============      ============
     $      18.39     $      16.45     $       8.99     $       9.69      $       7.87
     ============     ============     ============     ============      ============
     $ 76,275,084     $ 98,075,215     $  2,575,166     $  4,646,465      $  8,221,642
     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $     254,167    $   1,722,022    $     652,403
  Mortality and expense risk and administrative charges.....     (3,896,424)        (611,942)        (237,336)
                                                              -------------    -------------    -------------
      Net investment income (loss)..........................     (3,642,257)       1,110,080          415,067
                                                              -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     44,633,513       24,077,606        2,006,937
  Cost of investments sold..................................    (20,892,402)     (24,077,603)      (2,177,950)
                                                              -------------    -------------    -------------
      Net realized gain (loss) on investments...............     23,741,111                3         (171,013)
  Realized gain distribution received.......................             --              163               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (113,644,252)             201         (908,495)
                                                              -------------    -------------    -------------
      Net gain (loss) on investments........................    (89,903,141)             367       (1,079,508)
                                                              -------------    -------------    -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $ (93,545,398)   $   1,110,447    $    (664,441)
                                                              =============    =============    =============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY         GROWTH(A)        INCOME(A)
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $   2,087,378    $          --    $      12,839
  Mortality and expense risk and administrative charges.....     (2,867,191)          (1,752)          (8,550)
                                                              -------------    -------------    -------------
      Net investment income (loss)..........................       (779,813)          (1,752)           4,289
                                                              -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     29,875,105          222,575          274,153
  Cost of investments sold..................................    (16,026,875)        (228,360)        (295,854)
                                                              -------------    -------------    -------------
      Net realized gain (loss) on investments...............     13,848,230           (5,785)         (21,701)
  Realized gain distribution received.......................      2,101,243               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (49,409,691)          65,672           79,687
                                                              -------------    -------------    -------------
      Net gain (loss) on investments........................    (33,460,218)          59,887           57,986
                                                              -------------    -------------    -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $ (34,240,031)   $      58,135    $      62,275
                                                              =============    =============    =============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
    $   2,051,363    $  14,169,348    $     111,986    $   4,218,707    $     948,596    $   2,252,344    $     785,492
         (606,669)      (1,712,086)        (107,949)      (2,364,020)        (905,172)        (516,114)      (1,627,531)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        1,444,694       12,457,262            4,037        1,854,687           43,424        1,736,230         (842,039)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        7,850,502       22,817,708          935,925       30,196,456        9,536,845        3,009,330       18,588,389
       (7,668,294)     (30,132,872)        (929,601)     (18,856,061)      (8,619,756)      (2,909,115)     (16,876,340)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          182,208       (7,315,164)           6,324       11,340,395          917,089          100,215        1,712,049
               --               --           25,262          270,104        2,963,015               --               --
          605,572       (1,157,662)      (1,504,714)     (39,074,304)      (4,871,666)       1,001,028      (28,988,633)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          787,780       (8,472,826)      (1,473,128)     (27,463,805)        (991,562)       1,101,243      (27,276,584)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   2,232,474    $   3,984,436    $  (1,469,091)   $ (25,609,118)   $    (948,138)   $   2,837,473    $ (28,118,623)
    =============    =============    =============    =============    =============    =============    =============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
      GROWTH(A)         CORE(A)          & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
    $          --    $         601    $      45,173    $      22,045    $          --    $          --    $       7,500
             (641)          (1,262)         (78,260)         (40,036)        (223,211)         (29,167)        (184,961)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
             (641)            (661)         (33,087)         (17,991)        (223,211)         (29,167)        (177,461)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          108,442              186        1,338,382          647,438       16,963,374          684,365        3,282,802
         (105,457)            (205)      (1,321,212)        (611,561)     (25,494,337)        (918,534)      (7,753,520)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
            2,985              (19)          17,170           35,877       (8,530,963)        (234,169)      (4,470,718)
               --               --               --           80,100               --               --               --
            8,453           13,559         (679,180)        (272,487)       4,094,341          (29,315)      (1,419,197)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           11,438           13,540         (662,010)        (156,510)      (4,436,622)        (263,484)      (5,889,915)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $      10,797    $      12,879    $    (695,097)   $    (174,501)   $  (4,659,833)   $    (292,651)   $  (6,067,376)
    =============    =============    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2001

                                                                                  FIDELITY          FIDELITY
                                                                 CALVERT             VIP               VIP
                                                                  SOCIAL        CONTRAFUND(R)     EQUITY-INCOME
                                                                 BALANCED      (INITIAL CLASS)   (INITIAL CLASS)
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    132,227     $    446,729      $    595,214
  Mortality and expense risk and administrative charges.....        (48,352)        (690,489)         (411,622)
                                                               ------------     ------------      ------------
      Net investment income (loss)..........................         83,875         (243,760)          183,592
                                                               ------------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        587,657        6,524,105         7,094,797
  Cost of investments sold..................................       (634,591)      (6,237,875)       (7,607,199)
                                                               ------------     ------------      ------------
      Net realized gain (loss) on investments...............        (46,934)         286,230          (512,402)
  Realized gain distribution received.......................         64,422        1,576,690         1,672,268
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (438,931)     (10,072,805)       (3,737,246)
                                                               ------------     ------------      ------------
      Net gain (loss) on investments........................       (421,443)      (8,209,885)       (2,577,380)
                                                               ------------     ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   (337,568)    $ (8,453,645)     $ (2,393,788)
                                                               ============     ============      ============

                                                                                 VAN ECK           DREYFUS IP
                                                             T. ROWE PRICE      WORLDWIDE          TECHNOLOGY
                                                                 EQUITY            HARD              GROWTH
                                                                 INCOME           ASSETS       (INITIAL SHARES)(A)
                                                             -----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $    152,925     $      5,999       $         --
  Mortality and expense risk and administrative charges....       (133,733)          (6,231)              (638)
                                                              ------------     ------------       ------------
      Net investment income (loss).........................         19,192             (232)              (638)
                                                              ------------     ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................      4,959,560          306,971            283,231
  Cost of investments sold.................................     (5,109,169)        (282,397)          (259,595)
                                                              ------------     ------------       ------------
      Net realized gain (loss) on investments..............       (149,609)          24,574             23,636
  Realized gain distribution received......................        200,042              (46)                --
  Change in unrealized appreciation (depreciation) on
    investments............................................       (301,914)         (83,321)            11,146
                                                              ------------     ------------       ------------
      Net gain (loss) on investments.......................       (251,481)         (58,793)            34,782
                                                              ------------     ------------       ------------
        Net increase (decrease) in net assets resulting
          from operations..................................   $   (232,289)    $    (59,025)      $     34,144
                                                              ============     ============       ============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                         MORGAN STANLEY
                      JANUS ASPEN                                             UIF
     JANUS ASPEN         SERIES           MFS(R)                            EMERGING
        SERIES         WORLDWIDE        INVESTORS          MFS(R)           MARKETS
       BALANCED          GROWTH        TRUST SERIES    RESEARCH SERIES       EQUITY
    -----------------------------------------------------------------------------------
     $  1,933,328     $    409,612     $     12,404     $        479      $         --
         (975,416)      (1,140,905)         (30,712)         (44,345)          (67,030)
     ------------     ------------     ------------     ------------      ------------
          957,912         (731,293)         (18,308)         (43,866)          (67,030)
     ------------     ------------     ------------     ------------      ------------
       10,645,076       13,965,584          492,917          670,580           955,182
       (8,253,334)     (10,665,331)        (538,956)        (827,466)       (1,058,601)
     ------------     ------------     ------------     ------------      ------------
        2,391,742        3,300,253          (46,039)        (156,886)         (103,419)
               --               --           63,664          460,602                --
       (8,249,858)     (28,345,687)        (469,186)      (1,215,274)         (286,515)
     ------------     ------------     ------------     ------------      ------------
       (5,858,116)     (25,045,434)        (451,561)        (911,558)         (389,934)
     ------------     ------------     ------------     ------------      ------------
     $ (4,900,204)    $(25,776,727)    $   (469,869)    $   (955,424)     $   (456,964)
     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000


                                                              MAINSTAY VP                     MAINSTAY VP
                                                         CAPITAL APPRECIATION               CASH MANAGEMENT
                                                     -----------------------------   -----------------------------
                                                         2001            2000            2001            2000
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (3,642,257)  $  (5,848,041)  $   1,110,080   $   1,982,150
    Net realized gain (loss) on investments........     23,741,111      26,429,278               3             190
    Realized gain distribution received............             --      29,476,798             163              --
    Change in unrealized appreciation
      (depreciation) on investments................   (113,644,252)   (102,991,820)            201             (35)
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................    (93,545,398)    (52,933,785)      1,110,447       1,982,305
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............      5,652,507      12,000,269       6,690,593      33,726,881
    Policyowners' surrenders.......................    (19,434,421)    (23,788,356)     (7,490,803)     (5,023,429)
    Policyowners' annuity and death benefits.......     (2,458,852)     (2,881,946)       (633,139)       (529,027)
    Net transfers from (to) Fixed Account..........     (4,425,104)         49,794      (4,416,538)     (1,705,219)
    Transfers between Investment Divisions.........    (16,903,094)        450,101      17,167,655     (47,071,277)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........    (37,568,964)    (14,170,138)     11,317,768     (20,602,071)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        115,609         280,423          (4,312)         (6,679)
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........   (130,998,753)    (66,823,500)     12,423,903     (18,626,445)
NET ASSETS:
    Beginning of year..............................    391,389,158     458,212,658      40,115,968      58,742,413
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $ 260,390,405   $ 391,389,158   $  52,539,871   $  40,115,968
                                                     =============   =============   =============   =============


                                                              MAINSTAY VP                     MAINSTAY VP
                                                             TOTAL RETURN                        VALUE
                                                     -----------------------------   -----------------------------
                                                         2001            2000            2001            2000
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   1,854,687   $   1,522,648   $      43,424   $      51,398
    Net realized gain (loss) on investments........     11,340,395      11,088,092         917,089       1,312,025
    Realized gain distribution received............        270,104      19,032,690       2,963,015       2,103,015
    Change in unrealized appreciation
      (depreciation) on investments................    (39,074,304)    (44,655,682)     (4,871,666)      2,974,186
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................    (25,609,118)    (13,012,252)       (948,138)      6,440,624
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............      2,250,413       5,038,298       1,251,628       2,255,490
    Policyowners' surrenders.......................    (13,861,865)    (13,878,542)     (4,875,851)     (3,430,348)
    Policyowners' annuity and death benefits.......     (2,155,636)     (1,868,262)       (697,967)       (643,231)
    Net transfers from (to) Fixed Account..........     (3,630,467)       (408,679)       (986,334)        (54,985)
    Transfers between Investment Divisions.........     (9,525,030)     (6,694,970)      4,005,348      (6,261,279)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........    (26,922,585)    (17,812,155)     (1,303,176)     (8,134,353)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....         19,781          79,753          (9,857)         (6,858)
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........    (52,511,922)    (30,744,654)     (2,261,171)     (1,700,587)
NET ASSETS:
    Beginning of year..............................    216,118,560     246,863,214      69,988,806      71,689,393
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $ 163,606,638   $ 216,118,560   $  67,727,635   $  69,988,806
                                                     =============   =============   =============   =============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD                      MAINSTAY VP
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND               INTERNATIONAL EQUITY
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2001            2000            2001            2000            2001            2000            2001            2000
    -----------------------------------------------------------------------------------------------------------------------------
    $     415,067   $     438,064   $   1,444,694   $   1,749,957   $  12,457,262   $  15,177,385   $       4,037   $     (72,532)
         (171,013)        338,207         182,208      (2,238,196)     (7,315,164)     (2,491,180)          6,324         337,569
               --       1,385,590              --              --              --           6,767          25,262         563,381
         (908,495)     (3,531,143)        605,572       4,350,328      (1,157,662)    (22,498,115)     (1,504,714)     (3,218,098)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (664,441)     (1,369,282)      2,232,474       3,862,089       3,984,436      (9,805,143)     (1,469,091)     (2,389,680)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          492,053       1,704,900       1,187,773       1,112,928       2,483,156       4,837,204         165,654         363,660
       (1,185,465)     (1,019,204)     (5,595,004)     (2,843,218)    (10,235,174)     (8,426,198)       (279,927)       (491,007)
         (161,397)       (123,101)       (993,850)     (1,388,158)     (3,138,268)     (1,803,178)        (94,744)        (31,480)
         (419,685)         10,082        (766,573)       (641,070)     (2,299,945)       (846,005)        (63,140)         16,025
        1,629,648       3,717,380      15,772,770     (29,556,578)      4,731,132     (12,335,992)       (256,825)       (379,821)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          355,154       4,290,057       9,605,116     (33,316,096)     (8,459,099)    (18,574,169)       (528,982)       (522,623)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (2,439)          4,800          (7,182)        (13,373)         (7,819)         20,685           2,315           7,416
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (311,726)      2,925,575      11,830,408     (29,467,380)     (4,482,482)    (28,358,627)     (1,995,758)     (2,904,887)
       18,476,656      15,551,081      39,319,495      68,786,875     126,770,887     155,129,514       9,774,870      12,679,757
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  18,164,930   $  18,476,656   $  51,149,903   $  39,319,495   $ 122,288,405   $ 126,770,887   $   7,779,112   $   9,774,870
    =============   =============   =============   =============   =============   =============   =============   =============


                                                                                                     MAINSTAY VP     MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP              SMALL CAP        EQUITY
                BOND                        GROWTH EQUITY                  INDEXED EQUITY              GROWTH          INCOME
    -----------------------------   -----------------------------   -----------------------------   -------------   -------------
        2001            2000            2001            2000            2001            2000           2001(A)         2001(A)
    -----------------------------------------------------------------------------------------------------------------------------
    $   1,736,230   $   1,658,902   $    (842,039)  $  (1,236,970)  $    (779,813)  $  (1,171,620)  $     (1,752)   $       4,289
          100,215        (510,992)      1,712,049       3,988,394      13,848,230      13,673,588         (5,785)         (21,701)
               --              --              --      14,219,125       2,101,243       4,882,775             --               --
        1,001,028       1,413,071     (28,988,633)    (24,314,182)    (49,409,691)    (48,008,197)        65,672           79,687
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,837,473       2,560,981     (28,118,623)     (7,343,633)    (34,240,031)    (30,623,454)        58,135           62,275
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          817,573       1,045,598       2,413,759       5,557,499       4,298,072      10,191,110         24,913          132,413
       (3,923,087)     (2,371,266)     (7,382,703)     (6,610,875)    (12,732,523)    (13,214,178)          (763)         (61,218)
         (404,727)       (270,984)     (1,193,867)     (1,156,459)     (2,636,159)     (1,894,052)            --               --
         (570,515)       (314,344)     (2,555,873)         (6,439)     (3,949,025)       (143,268)        11,916         (102,167)
       16,477,455      (3,122,572)     (7,010,297)      5,489,249     (10,280,107)     (2,477,957)       631,228        2,533,225
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       12,396,699      (5,033,568)    (15,728,981)      3,272,975     (25,299,742)     (7,538,345)       667,294        2,502,253
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (9,034)         (8,461)         38,031          66,549          10,970         132,633           (116)            (231)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       15,225,138      (2,481,048)    (43,809,573)     (4,004,109)    (59,528,803)    (38,029,166)       725,313        2,564,297
       32,640,024      35,121,072     155,720,347     159,724,456     258,392,982     296,422,148             --               --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  47,865,162   $  32,640,024   $ 111,910,774   $ 155,720,347   $ 198,864,179   $ 258,392,982   $    725,313    $   2,564,297
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000

                                                     MAINSTAY VP    MAINSTAY VP            MAINSTAY VP
                                                       MID CAP        MID CAP           AMERICAN CENTURY
                                                        GROWTH          CORE             INCOME & GROWTH
                                                     ------------   ------------   ---------------------------
                                                       2001(a)        2001(a)          2001           2000
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $      (641)   $      (661)   $    (33,087)  $    (48,840)
    Net realized gain (loss) on investments........        2,985            (19)         17,170        306,746
    Realized gain distribution received............           --             --              --         11,093
    Change in unrealized appreciation
      (depreciation) on investments................        8,453         13,559        (679,180)    (1,169,784)
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       10,797         12,879        (695,097)      (900,785)
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       15,142         17,732         191,277        400,317
    Policyowners' surrenders.......................         (900)          (202)       (280,769)      (315,413)
    Policyowners' annuity and death benefits.......           --             --         (33,397)       (26,096)
    Net transfers from (to) Fixed Account..........          635           (828)       (156,547)        37,740
    Transfers between Investment Divisions.........      252,645        358,227        (350,856)       417,803
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........      267,522        374,929        (630,292)       514,351
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....          (21)           (46)           (162)         3,559
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........      278,298        387,762      (1,325,551)      (382,875)
NET ASSETS:
    Beginning of year..............................           --             --       6,862,748      7,245,623
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $   278,298    $   387,762    $  5,537,197   $  6,862,748
                                                     ============   ============   ============   ============

                                                                                            FIDELITY
                                                               CALVERT                         VIP
                                                               SOCIAL                     CONTRAFUND(R)
                                                              BALANCED                   (INITIAL CLASS)
                                                     ---------------------------   ---------------------------
                                                         2001           2000           2001           2000
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     83,875   $     14,121   $   (243,760)  $   (645,645)
    Net realized gain (loss) on investments........       (46,934)        20,692        286,230      2,891,618
    Realized gain distribution received............        64,422        127,504      1,576,690      8,583,072
    Change in unrealized appreciation
      (depreciation) on investments................      (438,931)      (355,320)   (10,072,805)   (16,244,205)
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................      (337,568)      (193,003)    (8,453,645)    (5,415,160)
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        93,258        139,333      1,639,180      3,825,410
    Policyowners' surrenders.......................      (194,182)      (300,981)    (2,519,206)    (3,572,387)
    Policyowners' annuity and death benefits.......       (27,947)       (47,401)      (246,704)      (427,925)
    Net transfers from (to) Fixed Account..........       (97,855)        27,212       (900,569)        32,057
    Transfers between Investment Divisions.........      (139,668)        96,074     (2,453,132)     2,993,205
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........      (366,394)       (85,763)    (4,480,431)     2,850,360
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....            86          1,172         10,699         29,324
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........      (703,876)      (277,594)   (12,923,377)    (2,535,476)
NET ASSETS:
    Beginning of year..............................     4,188,726      4,466,320     62,678,613     65,214,089
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $  3,484,850   $  4,188,726   $ 49,755,236   $ 62,678,613
                                                     ============   ============   ============   ============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

            MAINSTAY VP                   MAINSTAY VP
              DREYFUS                     EAGLE ASSET                   MAINSTAY VP                 ALGER AMERICAN
           LARGE COMPANY               MANAGEMENT GROWTH                LORD ABBETT                      SMALL
               VALUE                        EQUITY                   DEVELOPING GROWTH              CAPITALIZATION
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2001           2000           2001           2000           2001           2000           2001           2000
    ---------------------------------------------------------------------------------------------------------------------
    $    (17,991)  $    (15,332)  $   (223,211)  $   (329,241)  $    (29,167)  $    (43,095)  $   (177,461)  $   (328,903)
          35,877        111,078     (8,530,963)      (223,642)      (234,169)       158,857     (4,470,718)    (2,132,889)
          80,100         46,657             --      2,963,817             --         94,513             --     10,223,311
        (272,487)        13,143      4,094,341    (10,518,637)       (29,315)      (999,785)    (1,419,197)   (17,020,934)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (174,501)       155,546     (4,659,833)    (8,107,703)      (292,651)      (789,510)    (6,067,376)    (9,259,415)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         182,290        254,067        439,343      2,282,894         64,466        174,345        486,297      2,043,892
        (425,163)       (87,804)    (1,299,818)      (979,671)      (150,513)      (107,924)      (590,063)    (1,093,168)
         (25,314)       (21,230)       (92,537)      (152,655)        (9,532)        (4,546)      (566,384)      (249,555)
         (37,145)        (1,684)      (254,454)      (148,711)       (59,966)         4,702       (107,433)       127,028
         829,304        200,370    (12,241,217)    32,107,223       (205,823)       906,016     (1,230,396)     8,908,705
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         523,972        343,719    (13,448,683)    33,109,080       (361,368)       972,593     (2,007,979)     9,736,902
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (60)           (24)         1,026         19,548           (196)         2,567          8,391         28,518
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         349,411        499,241    (18,107,490)    25,020,925       (654,215)       185,650     (8,066,964)       506,005
       2,879,265      2,380,024     31,171,045      6,150,120      2,785,486      2,599,836     20,097,937     19,591,932
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  3,228,676   $  2,879,265   $ 13,063,555   $ 31,171,045   $  2,131,271   $  2,785,486   $ 12,030,973   $ 20,097,937
    ============   ============   ============   ============   ============   ============   ============   ============

             FIDELITY                                                   JANUS ASPEN
                VIP                       JANUS ASPEN                     SERIES                   MFS(R) INVESTORS
           EQUITY-INCOME                    SERIES                       WORLDWIDE                       TRUST
          (INITIAL CLASS)                  BALANCED                       GROWTH                        SERIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2001           2000           2001           2000           2001           2000           2001           2000
    ---------------------------------------------------------------------------------------------------------------------
    $    183,592   $    141,629   $    957,912   $  1,139,743   $   (731,293)  $ (1,145,256)  $    (18,308)  $    (21,964)
        (512,402)      (150,594)     2,391,742      1,470,520      3,300,253      5,885,485        (46,039)        94,049
       1,672,268      1,978,598             --      6,942,789             --     10,940,000         63,664         19,511
      (3,737,246)        (2,423)    (8,249,858)   (12,615,576)   (28,345,687)   (41,637,528)      (469,186)      (130,931)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,393,788)     1,967,210     (4,900,204)    (3,062,524)   (25,776,727)   (25,957,299)      (469,869)       (39,335)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         607,988      1,116,457      1,811,034      7,259,607      2,435,712      7,710,119         91,163        217,673
      (1,589,479)    (1,479,708)    (4,929,074)    (3,604,654)    (4,109,393)    (4,957,619)       (81,478)       (98,034)
        (184,913)      (237,792)      (849,772)      (446,225)      (603,484)      (537,208)      (133,266)       (18,877)
        (344,902)        52,852     (1,698,773)       475,959     (1,385,648)       112,753       (110,978)        12,962
         (89,711)     1,231,407       (782,656)    14,262,883     (8,033,992)    30,837,443        132,548        272,648
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,601,017)       683,216     (6,449,241)    17,947,570    (11,696,805)    33,165,488       (102,011)       386,372
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (71)          (859)           309         14,597         32,447         90,975            608            610
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,994,876)     2,649,567    (11,349,136)    14,899,643    (37,441,085)     7,299,164       (571,272)       347,647
      34,017,420     31,367,853     81,758,011     66,858,368    112,440,870    105,141,706      2,729,009      2,381,362
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 30,022,544   $ 34,017,420   $ 70,408,875   $ 81,758,011   $ 74,999,785   $112,440,870   $  2,157,737   $  2,729,009
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000

                                                                                            MORGAN STANLEY
                                                                                                  UIF
                                                                MFS(R)                     EMERGING MARKETS
                                                            RESEARCH SERIES                     EQUITY
                                                     -----------------------------   -----------------------------
                                                         2001            2000            2001            2000
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     (43,866)  $     (41,919)  $     (67,030)  $    (117,405)
    Net realized gain (loss) on investments........       (156,886)        212,357        (103,419)        792,189
    Realized gain distribution received............        460,602         184,133              --       1,022,632
    Change in unrealized appreciation
      (depreciation) on investments................     (1,215,274)       (752,935)       (286,515)     (5,986,647)
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................       (955,424)       (398,364)       (456,964)     (4,289,231)
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        204,385         430,277         139,889         591,463
    Policyowners' surrenders.......................       (149,684)       (502,886)       (247,106)       (444,487)
    Policyowners' annuity and death benefits.......         (7,515)         (2,433)        (67,676)        (83,796)
    Net transfers from (to) Fixed Account..........        (32,413)         30,700         (46,665)         85,485
    Transfers between Investment Divisions.........         21,184       2,261,372        (476,480)      1,882,306
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........         35,957       2,217,030        (698,038)      2,030,971
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....            823           1,730             115          12,862
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........       (918,644)      1,820,396      (1,154,887)     (2,245,398)
NET ASSETS:
    Beginning of year..............................      3,995,089       2,174,693       5,961,571       8,206,969
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $   3,076,445   $   3,995,089   $   4,806,684   $   5,961,571
                                                     =============   =============   =============   =============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                               VAN ECK                 DREYFUS IP
            T. ROWE PRICE                     WORLDWIDE                TECHNOLOGY
               EQUITY                           HARD                     GROWTH
               INCOME                          ASSETS               (INITIAL SHARES)
    -----------------------------   -----------------------------   ----------------
        2001            2000            2001            2000            2001(a)
    --------------------------------------------------------------------------------
    $      19,192   $      30,517   $        (232)  $      (1,258)   $        (638)
         (149,609)        (41,014)         24,574          37,173           23,636
          200,042         274,544             (46)             --               --
         (301,914)        294,802         (83,321)          8,000           11,146
    -------------   -------------   -------------   -------------    -------------
         (232,289)        558,849         (59,025)         43,915           34,144
    -------------   -------------   -------------   -------------    -------------
          376,804         353,249          12,666           9,596           39,038
       (1,044,554)       (311,749)        (21,880)         (9,569)          (1,362)
          (33,403)         (4,612)             --              --               --
         (131,044)         22,780          21,300          19,750            4,472
        5,258,351       2,120,026          (6,339)        (91,434)         184,901
    -------------   -------------   -------------   -------------    -------------
        4,426,154       2,179,694           5,747         (71,657)         227,049
    -------------   -------------   -------------   -------------    -------------
           (1,019)           (675)             75              77              (61)
    -------------   -------------   -------------   -------------    -------------
        4,192,846       2,737,868         (53,203)        (27,665)         261,132
        6,826,977       4,089,109         503,526         531,191               --
    -------------   -------------   -------------   -------------    -------------
    $  11,019,823   $   6,826,977   $     450,323   $     503,526    $     261,132
    =============   =============   =============   =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $275,129,169     $ 46,748,942     $ 14,327,956

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................        979,735          158,612           49,435
                                                               ------------     ------------     ------------
      Total net assets......................................   $274,149,434     $ 46,590,330     $ 14,278,521
                                                               ============     ============     ============
NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $274,149,434     $ 46,590,330     $ 14,278,521
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      24.27     $       1.34     $      15.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $254,642,090     $ 46,748,814     $ 16,669,420
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH           INCOME
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $210,310,497     $    920,436     $  1,580,603

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................        745,837            2,219            4,708
                                                               ------------     ------------     ------------
      Total net assets......................................   $209,564,660     $    918,217     $  1,575,895
                                                               ============     ============     ============
NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $209,564,660     $    918,217     $  1,575,895
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      26.79     $       9.61     $       9.80
                                                               ============     ============     ============
Identified Cost of Investment...............................   $195,257,384     $    827,782     $  1,512,320
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
     $ 34,780,945     $ 81,967,914     $  6,356,690     $158,127,485     $ 65,721,884     $ 37,244,452     $116,325,156

          118,141          283,173           21,895          555,342          227,539          125,994          408,042
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 34,662,804     $ 81,684,741     $  6,334,795     $157,572,143     $ 65,494,345     $ 37,118,458     $115,917,114
     ============     ============     ============     ============     ============     ============     ============
     $ 34,662,804     $ 81,684,741     $  6,334,795     $157,572,143     $ 65,494,345     $ 37,118,458     $115,917,114
     ============     ============     ============     ============     ============     ============     ============
     $      15.47     $      15.27     $      12.58     $      21.17     $      19.09     $      14.81     $      25.17
     ============     ============     ============     ============     ============     ============     ============
     $ 34,520,763     $109,134,817     $  7,536,100     $150,202,939     $ 67,164,088     $ 37,763,186     $133,239,826
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH            CORE           & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
     $    386,149     $    227,941     $  5,467,420     $  3,514,003     $ 14,123,770     $  2,380,173     $ 11,512,026

              728              622           18,785           11,964           52,224            8,694           40,987
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    385,421     $    227,319     $  5,448,635     $  3,502,039     $ 14,071,546     $  2,371,479     $ 11,471,039
     ============     ============     ============     ============     ============     ============     ============
     $    385,421     $    227,319     $  5,448,635     $  3,502,039     $ 14,071,546     $  2,371,479     $ 11,471,039
     ============     ============     ============     ============     ============     ============     ============
     $       9.78     $       9.51     $      10.25     $      11.05     $      14.31     $       9.60     $       8.49
     ============     ============     ============     ============     ============     ============     ============
     $    371,060     $    218,945     $  6,145,140     $  3,584,388     $ 20,970,698     $  2,996,080     $ 25,198,761
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2001

                                                                                 FIDELITY           FIDELITY
                                                              CALVERT              VIP                VIP
                                                               SOCIAL         CONTRAFUND(R)      EQUITY-INCOME
                                                              BALANCED       (INITIAL CLASS)    (INITIAL CLASS)
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  5,421,243       $ 62,394,929       $ 28,257,820

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..............................          18,489            215,137             97,964
                                                            ------------       ------------       ------------
      Total net assets..................................    $  5,402,754       $ 62,179,792       $ 28,159,856
                                                            ============       ============       ============
NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $  5,402,754       $ 62,179,792       $ 28,159,856
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      17.06       $      15.98       $      15.38
                                                            ============       ============       ============
Identified Cost of Investment...........................    $  6,498,539       $ 71,120,077       $ 30,266,028
                                                            ============       ============       ============

                                                                                 VAN ECK           DREYFUS IP
                                                           T. ROWE PRICE        WORLDWIDE          TECHNOLOGY
                                                               EQUITY              HARD              GROWTH
                                                               INCOME             ASSETS        (INITIAL SHARES)
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  9,556,914       $    473,285       $    646,331

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..............................          32,074              1,660              1,377
                                                            ------------       ------------       ------------
      Total net assets..................................    $  9,524,840       $    471,625       $    644,954
                                                            ============       ============       ============
NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $  9,524,840       $    471,625       $    644,954
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      11.68       $       9.09       $       9.75
                                                            ============       ============       ============
Identified Cost of Investment...........................    $  9,645,987       $    485,899       $    595,774
                                                            ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                 MORGAN STANLEY
                         JANUS ASPEN                                                  UIF
      JANUS ASPEN           SERIES             MFS(R)                               EMERGING
         SERIES           WORLDWIDE          INVESTORS            MFS(R)            MARKETS
        BALANCED            GROWTH          TRUST SERIES     RESEARCH SERIES         EQUITY
    --------------------------------------------------------------------------------------------
      $ 82,113,562       $ 82,575,683       $  2,215,215       $  3,350,294       $  5,523,416

           282,513            293,474              7,742             11,765             19,782
      ------------       ------------       ------------       ------------       ------------
      $ 81,831,049       $ 82,282,209       $  2,207,473       $  3,338,529       $  5,503,634
      ============       ============       ============       ============       ============
      $ 81,831,049       $ 82,282,209       $  2,207,473       $  3,338,529       $  5,503,634
      ============       ============       ============       ============       ============
      $      18.44       $      16.48       $       9.24       $       9.57       $       7.93
      ============       ============       ============       ============       ============
      $ 87,443,550       $102,604,101       $  2,612,851       $  4,719,816       $  8,844,655
      ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $     267,292    $   1,494,575    $     512,999
  Mortality and expense risk and administrative charges.....     (3,994,948)        (532,268)        (185,252)
                                                              -------------    -------------    -------------
      Net investment income (loss)..........................     (3,727,656)         962,307          327,747
                                                              -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     32,127,168       17,355,709        1,756,866
  Cost of investments sold..................................    (15,138,643)     (17,355,670)      (1,886,522)
                                                              -------------    -------------    -------------
      Net realized gain (loss) on investments...............     16,988,525               39         (129,656)
  Realized gain distribution received.......................             --              144               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................   (107,715,780)             142         (713,453)
                                                              -------------    -------------    -------------
      Net gain (loss) on investments........................    (90,727,255)             325         (843,109)
                                                              -------------    -------------    -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $ (94,454,911)   $     962,632    $    (515,362)
                                                              =============    =============    =============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY         GROWTH(a)        INCOME(a)
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $   2,194,701    $          --    $       7,884
  Mortality and expense risk and administrative charges.....     (2,947,027)          (2,349)          (5,457)
                                                              -------------    -------------    -------------
      Net investment income (loss)..........................       (752,326)          (2,349)           2,427
                                                              -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     23,777,162          246,932           33,369
  Cost of investments sold..................................    (11,859,944)        (265,932)         (36,107)
                                                              -------------    -------------    -------------
      Net realized gain (loss) on investments...............     11,917,218          (19,000)          (2,738)
  Realized gain distribution received.......................      2,207,612               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (47,967,865)          92,655           68,283
                                                              -------------    -------------    -------------
      Net gain (loss) on investments........................    (33,843,035)          73,655           65,545
                                                              -------------    -------------    -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $ (34,595,361)   $      71,306    $      67,972
                                                              =============    =============    =============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
    $   1,387,034    $   9,453,878    $      90,656    $   4,062,685    $     917,973    $   1,770,799    $     812,826
         (408,491)      (1,126,243)         (87,400)      (2,212,393)        (852,822)        (411,185)      (1,626,900)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          978,543        8,327,635            3,256        1,850,292           65,151        1,359,614         (814,074)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        4,507,659       12,119,766          884,867       18,211,925        5,269,424        2,957,553       10,584,090
       (4,532,393)     (16,024,792)        (889,558)     (11,347,519)      (4,712,342)      (2,921,082)      (9,176,604)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          (24,734)      (3,905,026)          (4,691)       6,864,406          557,082           36,471        1,407,486
               --               --           20,410          252,041        2,865,197               --               --
          568,698       (1,681,570)      (1,215,582)     (32,261,098)      (4,281,146)         862,743      (27,901,025)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
          543,964       (5,586,596)      (1,199,863)     (25,144,651)        (858,867)         899,214      (26,493,539)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   1,522,507    $   2,741,039    $  (1,196,607)   $ (23,294,359)   $    (793,716)   $   2,258,828    $ (27,307,613)
    =============    =============    =============    =============    =============    =============    =============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
      GROWTH(a)         CORE(a)          & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
    $          --    $         359    $      44,015    $      24,097    $          --    $          --    $       6,711
             (774)            (688)         (72,774)         (41,895)        (210,998)         (33,516)        (167,767)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
             (774)            (329)         (28,759)         (17,798)        (210,998)         (33,516)        (161,056)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
               71           17,861          683,974          469,205        5,575,917          780,383        1,759,268
              (75)         (18,982)        (663,560)        (431,620)      (7,906,037)      (1,012,481)      (4,421,675)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
               (4)          (1,121)          20,414           37,585       (2,330,120)        (232,098)      (2,662,407)
               --               --               --           80,667               --               --               --
           15,089            8,997         (615,011)        (300,637)      (1,248,271)         (73,279)      (2,564,418)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           15,085            7,876         (594,597)        (182,385)      (3,578,391)        (305,377)      (5,226,825)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $      14,311    $       7,547    $    (623,356)   $    (200,183)   $  (3,789,389)   $    (338,893)   $  (5,387,881)
    =============    =============    =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2001

                                                                                   FIDELITY             FIDELITY
                                                                CALVERT              VIP                  VIP
                                                                 SOCIAL         CONTRAFUND(R)        EQUITY-INCOME
                                                                BALANCED       (INITIAL CLASS)      (INITIAL CLASS)
                                                             --------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $    204,195       $    533,335         $    498,950
  Mortality and expense risk and administrative charges....        (71,671)          (838,779)            (372,124)
                                                              ------------       ------------         ------------
      Net investment income (loss).........................        132,524           (305,444)             126,826
                                                              ------------       ------------         ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................        538,736          5,296,755            3,112,403
  Cost of investments sold.................................       (583,932)        (4,446,693)          (3,327,874)
                                                              ------------       ------------         ------------
      Net realized gain (loss) on investments..............        (45,196)           850,062             (215,471)
  Realized gain distribution received......................         99,486          1,882,359            1,401,811
  Change in unrealized appreciation (depreciation) on
    investments............................................       (680,668)       (12,513,722)          (3,313,041)
                                                              ------------       ------------         ------------
      Net gain (loss) on investments.......................       (626,378)        (9,781,301)          (2,126,701)
                                                              ------------       ------------         ------------
        Net increase (decrease) in net assets resulting
          from operations..................................   $   (493,854)      $(10,086,745)        $ (1,999,875)
                                                              ============       ============         ============

                                                                                                       DREYFUS IP
                                                                                   VAN ECK             TECHNOLOGY
                                                             T. ROWE PRICE        WORLDWIDE              GROWTH
                                                                 EQUITY              HARD               (INITIAL
                                                                 INCOME             ASSETS             SHARES)(a)
                                                             --------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..........................................   $    118,215       $      4,945         $         --
  Mortality and expense risk and administrative charges....       (100,980)            (6,236)              (1,351)
                                                              ------------       ------------         ------------
      Net investment income (loss).........................         17,235             (1,291)              (1,351)
                                                              ------------       ------------         ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments........................      1,358,360            137,473              238,590
  Cost of investments sold.................................     (1,503,607)          (130,758)            (229,518)
                                                              ------------       ------------         ------------
      Net realized gain (loss) on investments..............       (145,247)             6,715                9,072
  Realized gain distribution received......................        153,750                (50)                  --
  Change in unrealized appreciation (depreciation) on
    investments............................................        (69,324)           (61,347)              50,557
                                                              ------------       ------------         ------------
      Net gain (loss) on investments.......................        (60,821)           (54,682)              59,629
                                                              ------------       ------------         ------------
        Net increase (decrease) in net assets resulting
          from operations..................................   $    (43,586)      $    (55,973)        $     58,278
                                                              ============       ============         ============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                         MORGAN STANLEY
                      JANUS ASPEN         MFS(R)                              UIF
     JANUS ASPEN         SERIES         INVESTORS                           EMERGING
        SERIES         WORLDWIDE          TRUST            MFS(R)           MARKETS
       BALANCED          GROWTH           SERIES       RESEARCH SERIES       EQUITY
    -----------------------------------------------------------------------------------
     $  2,190,421     $    445,857     $     12,055     $        460      $         --
       (1,076,621)      (1,224,873)         (30,626)         (47,736)          (73,774)
     ------------     ------------     ------------     ------------      ------------
        1,113,800         (779,016)         (18,571)         (47,276)          (73,774)
     ------------     ------------     ------------     ------------      ------------
        5,345,987       11,123,953          484,810        1,357,461           797,594
       (3,983,458)      (8,013,625)        (528,683)      (2,004,446)       (1,132,702)
     ------------     ------------     ------------     ------------      ------------
        1,362,529        3,110,328          (43,873)        (646,985)         (335,108)
               --               --           61,875          442,370                --
       (7,711,427)     (29,804,113)        (478,405)        (857,326)          (90,198)
     ------------     ------------     ------------     ------------      ------------
       (6,348,898)     (26,693,785)        (460,403)      (1,061,941)         (425,306)
     ------------     ------------     ------------     ------------      ------------
     $ (5,235,098)    $(27,472,801)    $   (478,974)    $ (1,109,217)     $   (499,080)
     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000


                                                                    MAINSTAY VP                       MAINSTAY VP
                                                                CAPITAL APPRECIATION                CASH MANAGEMENT
                                                           ------------------------------    ------------------------------
                                                               2001             2000             2001             2000
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $  (3,727,656)   $  (5,730,317)   $     962,307    $   1,781,500
    Net realized gain (loss) on investments.............      16,988,525       13,246,624               39              165
    Realized gain distribution received.................              --       28,931,497              144               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................    (107,715,780)     (89,142,070)             142                1
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................     (94,454,911)     (52,694,266)         962,632        1,781,666
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................      14,047,621       20,821,084       14,528,769       46,986,141
    Policyowners' surrenders............................     (17,994,687)     (24,448,243)      (5,330,909)      (6,199,940)
    Policyowners' annuity and death benefits............        (680,116)        (584,734)         (90,412)         (37,052)
    Net transfers from (to) Fixed Account...............      (4,547,197)        (792,831)      (2,603,720)      (3,471,444)
    Transfers between Investment Divisions..............     (12,531,462)       6,606,232        4,572,748      (64,213,503)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............     (21,705,841)       1,601,508       11,076,476      (26,935,798)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         116,228          273,944           (3,761)          (6,122)
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............    (116,044,524)     (50,818,814)      12,035,347      (25,160,254)
NET ASSETS:
    Beginning of year...................................     390,193,958      441,012,772       34,554,983       59,715,237
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $ 274,149,434    $ 390,193,958    $  46,590,330    $  34,554,983
                                                           =============    =============    =============    =============


                                                                    MAINSTAY VP                       MAINSTAY VP
                                                                    TOTAL RETURN                         VALUE
                                                           ------------------------------    ------------------------------
                                                               2001             2000             2001             2000
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $   1,850,292    $   1,405,690    $      65,151    $      47,714
    Net realized gain (loss) on investments.............       6,864,406        7,956,268          557,082        1,336,438
    Realized gain distribution received.................         252,041       17,170,091        2,865,197        1,922,137
    Change in unrealized appreciation (depreciation) on
      investments.......................................     (32,261,098)     (38,134,663)      (4,281,146)       2,670,062
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................     (23,294,359)     (11,602,614)        (793,716)       5,976,351
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       6,001,116        8,271,761        2,633,188        3,252,796
    Policyowners' surrenders............................     (10,991,887)     (12,871,287)      (3,501,616)      (3,272,014)
    Policyowners' annuity and death benefits............        (610,028)        (610,964)        (137,935)         (75,388)
    Net transfers from (to) Fixed Account...............      (3,098,101)        (754,723)        (816,315)         (95,014)
    Transfers between Investment Divisions..............      (6,103,609)      (4,272,712)       4,077,971       (6,705,528)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............     (14,802,509)     (10,237,925)       2,255,293       (6,895,148)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          17,619           70,690           (9,124)          (6,793)
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............     (38,079,249)     (21,769,849)       1,452,453         (925,590)
NET ASSETS:
    Beginning of year...................................     195,651,392      217,421,241       64,041,892       64,967,482
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $ 157,572,143    $ 195,651,392    $  65,494,345    $  64,041,892
                                                           =============    =============    =============    =============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD                      MAINSTAY VP
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND               INTERNATIONAL EQUITY
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2001            2000            2001            2000            2001            2000            2001            2000
    -----------------------------------------------------------------------------------------------------------------------------
    $     327,747   $     332,587   $     978,543   $   1,178,372   $   8,327,635   $  10,098,637   $       3,256   $     (58,126)
         (129,656)        126,630         (24,734)       (557,025)     (3,905,026)     (1,159,941)         (4,691)        242,981
               --       1,076,305              --              --              --           4,427          20,410         462,404
         (713,453)     (2,666,154)        568,698       1,991,513      (1,681,570)    (15,388,992)     (1,215,582)     (2,585,184)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (515,362)     (1,130,632)      1,522,507       2,612,860       2,741,039      (6,445,869)     (1,196,607)     (1,937,925)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          739,492         920,873         873,212         875,399       2,871,499       4,376,728         248,260         438,758
       (1,000,039)       (629,291)     (3,234,850)     (2,752,850)     (6,378,358)     (5,920,451)       (269,248)       (333,034)
          (15,885)        (27,187)       (673,618)        (28,865)       (301,577)       (372,466)        (12,251)         (1,873)
         (190,348)         10,064        (627,365)       (182,178)     (1,627,771)       (202,556)       (134,203)        (11,292)
        1,111,489       4,431,674      10,591,008     (12,412,783)        287,912      (8,064,285)       (385,399)        (97,665)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          644,709       4,706,133       6,928,387     (14,501,277)     (5,148,295)    (10,183,030)       (552,841)         (5,106)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (1,862)          3,764          (4,791)         (8,676)         (5,190)         13,616           1,892           5,917
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          127,485       3,579,265       8,446,103     (11,897,093)     (2,412,446)    (16,615,283)     (1,747,556)     (1,937,114)
       14,151,036      10,571,771      26,216,701      38,113,794      84,097,187     100,712,470       8,082,351      10,019,465
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  14,278,521   $  14,151,036   $  34,662,804   $  26,216,701   $  81,684,741   $  84,097,187   $   6,334,795   $   8,082,351
    =============   =============   =============   =============   =============   =============   =============   =============

                                                                                                     MAINSTAY VP     MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP              SMALL CAP        EQUITY
                BOND                        GROWTH EQUITY                  INDEXED EQUITY              GROWTH          INCOME
    -----------------------------   -----------------------------   -----------------------------   -------------   -------------
        2001            2000            2001            2000            2001            2000           2001(a)         2001(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $   1,359,614   $   1,355,376   $    (814,074)  $  (1,157,304)  $    (752,326)  $  (1,147,802)  $     (2,349)   $       2,427
           36,471        (412,145)      1,407,486       2,374,463      11,917,218       9,614,792        (19,000)          (2,738)
               --              --              --      13,599,558       2,207,612       4,873,610             --               --
          862,743       1,214,252     (27,901,025)    (21,946,633)    (47,967,865)    (43,807,192)        92,655           68,283
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,258,828       2,157,483     (27,307,613)     (7,129,916)    (34,595,361)    (30,466,592)        71,306           67,972
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,101,894       1,202,361       5,325,079       7,684,486      10,190,971      15,898,920         42,326          116,336
       (2,890,981)     (1,648,551)     (6,315,711)     (6,827,810)    (14,293,579)    (13,656,140)        (9,948)          (5,247)
         (124,209)        (87,713)       (435,718)       (150,910)       (707,830)       (431,424)            --               --
         (376,025)       (234,039)     (1,946,681)        (23,742)     (3,070,580)       (552,583)        23,612          (38,045)
       10,313,612      (3,632,047)     (2,523,921)      6,590,503      (6,127,734)     (1,701,482)       791,062        1,435,075
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        8,024,291      (4,399,989)     (5,896,952)      7,272,527     (14,008,752)       (442,709)       847,052        1,508,119
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (7,283)         (7,153)         36,623          62,456          11,244         130,528           (141)            (196)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,275,836      (2,249,659)    (33,167,942)        205,067     (48,592,869)    (30,778,773)       918,217        1,575,895
       26,842,622      29,092,281     149,085,056     148,879,989     258,157,529     288,936,302             --               --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  37,118,458   $  26,842,622   $ 115,917,114   $ 149,085,056   $ 209,564,660   $ 258,157,529   $    918,217    $   1,575,895
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000

                                                           MAINSTAY VP    MAINSTAY VP            MAINSTAY VP
                                                             MID CAP        MID CAP           AMERICAN CENTURY
                                                              GROWTH          CORE             INCOME & GROWTH
                                                           ------------   ------------   ---------------------------
                                                             2001(a)        2001(a)          2001           2000
                                                           ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $      (774)   $      (329)   $    (28,759)  $    (43,642)
    Net realized gain (loss) on investments.............            (4)        (1,121)         20,414        197,643
    Realized gain distribution received.................            --             --              --          9,752
    Change in unrealized appreciation (depreciation) on
      investments.......................................        15,089          8,997        (615,011)      (968,114)
                                                           ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        14,311          7,547        (623,356)      (804,361)
                                                           ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................        18,130          7,787         391,558        626,794
    Policyowners' surrenders............................            --           (395)       (266,200)      (295,379)
    Policyowners' annuity and death benefits............            --             --          (7,832)        (8,456)
    Net transfers from (to) Fixed Account...............          (148)        12,999         (42,341)       (19,071)
    Transfers between Investment Divisions..............       353,157        199,404        (130,519)       304,333
                                                           ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       371,139        219,795         (55,334)       608,221
                                                           ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (29)           (23)           (138)         3,127
                                                           ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       385,421        227,319        (678,828)      (193,013)
NET ASSETS:
    Beginning of year...................................            --             --       6,127,463      6,320,476
                                                           ------------   ------------   ------------   ------------
    End of year.........................................   $   385,421    $   227,319    $  5,448,635   $  6,127,463
                                                           ============   ============   ============   ============

                                                                                                        FIDELITY
                                                                        CALVERT                           VIP
                                                                         SOCIAL                      CONTRAFUND(R)
                                                                        BALANCED                    (INITIAL CLASS)
                                                              ----------------------------    ----------------------------
                                                                  2001            2000            2001            2000
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    132,524    $     21,019    $   (305,444)   $   (744,792)
    Net realized gain (loss) on investments................        (45,196)         25,718         850,062       1,258,885
    Realized gain distribution received....................         99,486         173,602       1,882,359       9,404,168
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (680,668)       (480,709)    (12,513,722)    (16,143,231)
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................       (493,854)       (260,370)    (10,086,745)     (6,224,970)
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        376,162         493,731       3,885,573       6,021,736
    Policyowners' surrenders...............................       (268,719)       (237,647)     (3,391,863)     (3,091,389)
    Policyowners' annuity and death benefits...............        (26,595)        (42,811)        (90,034)       (141,143)
    Net transfers from (to) Fixed Account..................        (26,617)        (13,104)       (692,743)         50,019
    Transfers between Investment Divisions.................        124,916          30,046      (2,138,175)      4,839,475
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        179,147         230,215      (2,427,242)      7,678,698
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            173           1,544          12,620          33,278
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (314,534)        (28,611)    (12,501,367)      1,487,006
NET ASSETS:
    Beginning of year......................................      5,717,288       5,745,899      74,681,159      73,194,153
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  5,402,754    $  5,717,288    $ 62,179,792    $ 74,681,159
                                                              ============    ============    ============    ============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                          MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                   EAGLE ASSET                   LORD ABBETT                 ALGER AMERICAN
           DREYFUS LARGE                  MANAGEMENT                    DEVELOPING                       SMALL
           COMPANY VALUE                 GROWTH EQUITY                    GROWTH                    CAPITALIZATION
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2001           2000           2001           2000           2001           2000           2001           2000
    ---------------------------------------------------------------------------------------------------------------------
    $    (17,798)  $    (15,404)  $   (210,998)  $   (238,309)  $    (33,516)  $    (43,180)  $   (161,056)  $   (269,836)
          37,585         47,874     (2,330,120)       753,749       (232,098)       105,561     (2,662,407)      (764,632)
          80,667         51,035             --      2,122,950             --         91,506             --      8,158,492
        (300,637)        77,722     (1,248,271)    (7,257,316)       (73,279)      (891,124)    (2,564,418)   (14,699,223)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (200,183)       161,227     (3,789,389)    (4,618,926)      (338,893)      (737,237)    (5,387,881)    (7,575,199)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         233,757        233,719      1,152,855      2,187,226        110,534        226,578        990,375      1,652,677
        (177,290)      (105,324)      (950,905)    (1,067,621)      (251,563)      (172,185)      (634,634)      (640,674)
          (4,046)        (4,207)       (64,426)        (9,167)            --         (1,267)       (11,262)       (33,536)
         (93,424)        25,373       (238,105)       180,302        (41,309)        22,088        (98,012)       114,651
         595,806        435,089     (3,071,959)    17,751,873       (283,023)     1,501,130     (1,089,047)     8,429,649
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         554,803        584,650     (3,172,540)    19,042,613       (465,361)     1,576,344       (842,580)     9,522,767
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (73)           (62)         1,281         13,044           (211)         2,464          7,290         23,440
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         354,547        745,815     (6,960,648)    14,436,731       (804,465)       841,571     (6,223,171)     1,971,008
       3,147,492      2,401,677     21,032,194      6,595,463      3,175,944      2,334,373     17,694,210     15,723,202
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  3,502,039   $  3,147,492   $ 14,071,546   $ 21,032,194   $  2,371,479   $  3,175,944   $ 11,471,039   $ 17,694,210
    ============   ============   ============   ============   ============   ============   ============   ============

             FIDELITY                                                   JANUS ASPEN
                VIP                       JANUS ASPEN                     SERIES
           EQUITY-INCOME                    SERIES                       WORLDWIDE                 MFS(R) INVESTORS
          (INITIAL CLASS)                  BALANCED                       GROWTH                     TRUST SERIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2001           2000           2001           2000           2001           2000           2001           2000
    ---------------------------------------------------------------------------------------------------------------------
    $    126,826   $    120,749   $  1,113,800   $  1,188,910   $   (779,016)  $ (1,145,668)  $    (18,571)  $    (22,084)
        (215,471)        82,139      1,362,529        802,416      3,110,328      2,503,176        (43,873)        64,501
       1,401,811      1,753,424             --      7,221,707             --     10,830,350         61,875         19,923
      (3,313,041)      (200,915)    (7,711,427)   (12,381,989)   (29,804,113)   (38,015,691)      (478,405)       (98,191)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,999,875)     1,755,397     (5,235,098)    (3,168,956)   (27,472,801)   (25,827,833)      (478,974)       (35,851)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,710,440      2,018,862      5,375,893      7,799,515      5,598,788     10,302,200        134,847        202,472
      (1,481,117)    (1,329,027)    (4,049,722)    (3,848,706)    (4,679,217)    (5,550,239)       (74,728)      (123,985)
        (123,556)       (99,847)      (153,290)      (252,696)      (202,274)       (68,430)        (5,376)        (6,000)
        (341,961)         4,498     (1,184,792)        97,076     (1,277,929)       665,839       (152,948)         3,859
         677,213       (919,694)     1,691,887     15,921,824     (7,359,547)    30,150,516        111,443        232,368
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         441,019       (325,208)     1,679,976     19,717,013     (7,920,179)    35,499,886         13,238        308,714
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              20           (789)           103         15,124         34,644         91,152            594            568
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,558,836)     1,429,400     (3,555,019)    16,563,181    (35,358,336)     9,763,205       (465,142)       273,431
      29,718,692     28,289,292     85,386,068     68,822,887    117,640,545    107,877,340      2,672,615      2,399,184
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 28,159,856   $ 29,718,692   $ 81,831,049   $ 85,386,068   $ 82,282,209   $117,640,545   $  2,207,473   $  2,672,615
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000

                                                                                                     MORGAN STANLEY
                                                                                                          UIF
                                                                         MFS(R)                     EMERGING MARKETS
                                                                    RESEARCH SERIES                      EQUITY
                                                              ----------------------------    ----------------------------
                                                                  2001            2000            2001            2000
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (47,276)   $    (42,514)   $    (73,774)   $   (115,017)
    Net realized gain (loss) on investments................       (646,985)        203,336        (335,108)        111,151
    Realized gain distribution received....................        442,370         194,030              --       1,075,081
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (857,326)       (784,223)        (90,198)     (5,407,698)
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     (1,109,217)       (429,371)       (499,080)     (4,336,483)
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        330,089         478,467         460,572         781,493
    Policyowners' surrenders...............................        (97,707)        (94,108)       (298,169)       (530,087)
    Policyowners' annuity and death benefits...............         (3,496)             --         (10,452)         (3,990)
    Net transfers from (to) Fixed Account..................       (209,763)         79,606        (102,471)        (12,471)
    Transfers between Investment Divisions.................        536,933       1,683,261        (335,347)      3,070,089
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        556,056       2,147,226        (285,867)      3,305,034
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................            960           1,732             146          12,653
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (552,201)      1,719,587        (784,801)     (1,018,796)
NET ASSETS:
    Beginning of year......................................      3,890,730       2,171,143       6,288,435       7,307,231
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  3,338,529    $  3,890,730    $  5,503,634    $  6,288,435
                                                              ============    ============    ============    ============

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                            VAN ECK                DREYFUS IP
                                           WORLDWIDE               TECHNOLOGY
           T. ROWE PRICE                     HARD                    GROWTH
           EQUITY INCOME                    ASSETS              (INITIAL SHARES)
    ---------------------------   ---------------------------   ----------------
        2001           2000           2001           2000           2001(a)
    ----------------------------------------------------------------------------
    $     17,235   $     29,606   $     (1,291)  $     (1,643)    $     (1,351)
        (145,247)       (33,681)         6,715          6,309            9,072
         153,750        264,216            (50)            --               --
         (69,324)       239,457        (61,347)        37,334           50,557
    ------------   ------------   ------------   ------------     ------------
         (43,586)       499,598        (55,973)        42,000           58,278
    ------------   ------------   ------------   ------------     ------------
         566,101        370,334          9,317         32,524            9,015
        (448,717)      (116,772)       (21,295)        (3,377)          (6,759)
         (28,608)       (14,792)            --             --               --
         (92,541)        11,072          8,195          1,380           10,702
       3,969,165        807,762         65,148         37,215          573,792
    ------------   ------------   ------------   ------------     ------------
       3,965,400      1,057,604         61,365         67,742          586,750
    ------------   ------------   ------------   ------------     ------------
            (781)          (619)            76             51              (74)
    ------------   ------------   ------------   ------------     ------------
       3,921,033      1,556,583          5,468        109,793          644,954
       5,603,807      4,047,224        466,157        356,364               --
    ------------   ------------   ------------   ------------     ------------
    $  9,524,840   $  5,603,807   $    471,625   $    466,157     $    644,954
    ============   ============   ============   ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts.

  The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and the Dreyfus Investment Portfolios (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  Separate Account-I and Separate Account-II offer the following Investment Divisions, with their respective fund portfolios, for policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, and Dreyfus IP Technology Growth (Initial Shares). Each Investment Division of the Separate Accounts will invest exclusively in the corresponding eligible portfolio.

  Initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2001, the investments of Separate Account-I and Separate Account-II are as follows:


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................       11,056           52,721            1,804
Identified cost.............................................     $252,125         $ 52,721         $ 21,089
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................       11,640           46,749            1,418
Identified cost.............................................     $254,642         $ 46,749         $ 16,669


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH           INCOME
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................        8,626               76              261
Identified cost.............................................     $182,153         $    661         $  2,491
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................        9,090               96              160
Identified cost.............................................     $195,257         $    828         $  1,512

  Investment activity for the year ended December 31, 2001, was as follows:


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $  3,293         $ 36,555         $  2,781
Proceeds from sales.........................................       44,634           24,078            2,007
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $  6,617         $ 29,435         $  2,733
Proceeds from sales.........................................       32,127           17,356            1,757


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH           INCOME
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $  5,798         $    890         $  2,787
Proceeds from sales.........................................       29,875              223              274
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $ 11,158         $  1,094         $  1,548
Proceeds from sales.........................................       23,777              247               33

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
          4,961           15,177              776            9,835            4,428            3,663            5,618
       $ 50,657         $162,096         $  9,007         $156,044         $ 69,962         $ 48,758         $129,319
          3,362           10,137              632            9,473            4,282            2,841            5,820
       $ 34,521         $109,135         $  7,536         $150,203         $ 67,164         $ 37,763         $133,240

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH            CORE           & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
             30               41              543              310            1,057              245              730
       $    270         $    375         $  6,271         $  3,318         $ 18,142         $  2,689         $ 26,094
             42               24              534              336            1,138              273              696
       $    371         $    219         $  6,145         $  3,584         $ 20,971         $  2,996         $ 25,199


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 18,940         $ 26,822         $    434         $  5,315         $ 11,239         $ 17,189         $  1,966
          7,851           22,818              936           30,196            9,537            3,009           18,588
       $ 12,443         $ 15,306         $    354         $  5,472         $ 10,463         $ 12,371         $  3,854
          4,508           12,120              885           18,212            5,269            2,958           10,584

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH            CORE           & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
       $    376         $    376         $    673         $  1,235         $  3,236         $    293         $  1,088
            108               --            1,338              647           16,963              684            3,283
       $    371         $    238         $    599         $  1,089         $  2,179         $    280         $    751
             --               18              684              469            5,576              780            1,759

--------------------------------------------------------------------------------

                                                                                     FIDELITY             FIDELITY
                                                                CALVERT                VIP                  VIP
                                                                 SOCIAL           CONTRAFUND(R)        EQUITY-INCOME
                                                                BALANCED         (INITIAL CLASS)      (INITIAL CLASS)
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................          1,988                2,480                1,324
Identified cost..........................................       $  4,221             $ 57,553             $ 32,363
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................          3,082                3,100                1,242
Identified cost..........................................       $  6,499             $ 71,120             $ 30,266

                                                                T. ROWE              VAN ECK             DREYFUS IP
                                                                 PRICE              WORLDWIDE            TECHNOLOGY
                                                                 EQUITY                HARD                GROWTH
                                                                 INCOME               ASSETS          (INITIAL SHARES)
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................            577                   42                   28
Identified cost..........................................       $ 11,214             $    483             $    251
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................            499                   44                   68
Identified cost..........................................       $  9,646             $    486             $    596

                                                                                     FIDELITY             FIDELITY
                                                                CALVERT                VIP                  VIP
                                                                 SOCIAL           CONTRAFUND(R)        EQUITY-INCOME
                                                                BALANCED         (INITIAL CLASS)      (INITIAL CLASS)
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $    368             $  3,365             $  7,351
Proceeds from sales......................................            588                6,524                7,095
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $    951             $  4,440             $  5,087
Proceeds from sales......................................            539                5,297                3,112

                                                                T. ROWE              VAN ECK             DREYFUS IP
                                                                 PRICE              WORLDWIDE            TECHNOLOGY
                                                                 EQUITY                HARD                GROWTH
                                                                 INCOME               ASSETS          (INITIAL SHARES)
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $  9,625             $    312             $    510
Proceeds from sales......................................          4,960                  307                  283
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $  5,511             $    198             $    825
Proceeds from sales......................................          1,358                  137                  239

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

NOTE 2--Investments (in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         MORGAN STANLEY
                      JANUS ASPEN                                             UIF
     JANUS ASPEN         SERIES           MFS(R)                            EMERGING
        SERIES         WORLDWIDE        INVESTORS          MFS(R)           MARKETS
       BALANCED          GROWTH        TRUST SERIES    RESEARCH SERIES       EQUITY
    -----------------------------------------------------------------------------------
          3,130            2,637              126              216               728
       $ 76,275         $ 98,075         $  2,575         $  4,646          $  8,222
          3,638            2,893              129              234               833
       $ 87,444         $102,604         $  2,613         $  4,720          $  8,845

                                                                         MORGAN STANLEY
                      JANUS ASPEN                                             UIF
     JANUS ASPEN         SERIES           MFS(R)                            EMERGING
        SERIES         WORLDWIDE        INVESTORS          MFS(R)           MARKETS
       BALANCED          GROWTH        TRUST SERIES    RESEARCH SERIES       EQUITY
    -----------------------------------------------------------------------------------
       $  5,139         $  1,480         $    436         $  1,123          $    190
         10,645           13,966              493              671               955
       $  8,150         $  2,382         $    541         $  2,310          $    440
          5,346           11,124              485            1,357               798

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge of 7% on amounts withdrawn or surrendered during the first three policy years. The amount of this charge declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. This charge is shown as a surrender in the accompanying statements of changes in net assets.

  NYLIAC also deducts an annual policy fee for policy administration expenses. This fee is the lesser of $30 or 2% of the accumulation value, or lower if required by state law. This fee is charged once each policy year on the policy anniversary or upon surrender if on that date the accumulation value does not equal or exceed $10,000. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

  Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administration service provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2001 and December 31, 2000, were as follows:

                                                                   MAINSTAY VP                     MAINSTAY VP
                                                              CAPITAL APPRECIATION               CASH MANAGEMENT
                                                             -----------------------         -----------------------
                                                              2001            2000            2001            2000
                                                             -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from policyowners........      216             332           5,034          26,553
Units redeemed on surrenders...............................     (748)           (661)         (5,610)         (3,945)
Units redeemed on annuity and death benefits...............      (92)            (80)           (475)           (418)
Units issued (redeemed) on net transfers from (to) Fixed
  Account..................................................     (183)              1          (3,305)         (1,348)
Units issued (redeemed) on transfers between
  Investment Divisions.....................................     (686)             19          12,859         (37,162)
                                                             -------         -------         -------         -------
  Net increase (decrease)..................................   (1,493)           (389)          8,503         (16,320)
Units outstanding, beginning of year.......................   12,222          12,611          30,612          46,932
                                                             -------         -------         -------         -------
Units outstanding, end of year.............................   10,729          12,222          39,115          30,612
                                                             =======         =======         =======         =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from policyowners........      538             578          10,925          36,976
Units redeemed on surrenders...............................     (695)           (678)         (3,997)         (4,860)
Units redeemed on annuity and death benefits...............      (27)            (16)            (68)            (29)
Units issued (redeemed) on net transfers from (to) Fixed
  Account..................................................     (186)            (22)         (1,947)         (2,719)
Units issued (redeemed) on transfers between
  Investment Divisions.....................................     (518)            185           3,405         (50,710)
                                                             -------         -------         -------         -------
  Net increase (decrease)..................................     (888)             47           8,318         (21,342)
Units outstanding, beginning of year.......................   12,184          12,137          26,368          47,710
                                                             -------         -------         -------         -------
Units outstanding, end of year.............................   11,296          12,184          34,686          26,368
                                                             =======         =======         =======         =======


                                                                   MAINSTAY VP                     MAINSTAY VP
                                                              INTERNATIONAL EQUITY                TOTAL RETURN
                                                             -----------------------         -----------------------
                                                              2001            2000            2001            2000
                                                             -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from policyowners........       13              22             103             199
Units redeemed on surrenders...............................      (21)            (30)           (645)           (546)
Units redeemed on annuity and death benefits...............       (8)             (2)            (99)            (74)
Units issued (redeemed) on net transfers from (to) Fixed
  Account..................................................       (5)              1            (173)            (16)
Units issued (redeemed) on transfers between
  Investment Divisions.....................................      (20)            (23)           (457)           (268)
                                                             -------         -------         -------         -------
  Net increase (decrease)..................................      (41)            (32)         (1,271)           (705)
Units outstanding, beginning of year.......................      660             692           8,998           9,703
                                                             -------         -------         -------         -------
Units outstanding, end of year.............................      619             660           7,727           8,998
                                                             =======         =======         =======         =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from policyowners........       19              26             276             326
Units redeemed on surrenders...............................      (21)            (21)           (513)           (506)
Units redeemed on annuity and death benefits...............       (1)             --             (29)            (24)
Units issued (redeemed) on net transfers from (to) Fixed
  Account..................................................      (10)             (1)           (148)            (30)
Units issued (redeemed) on transfers between Investment
  Divisions................................................      (28)             (6)           (290)           (166)
                                                             -------         -------         -------         -------
  Net increase (decrease)..................................      (41)             (2)           (704)           (400)
Units outstanding, beginning of year.......................      545             547           8,146           8,546
                                                             -------         -------         -------         -------
Units outstanding, end of year.............................      504             545           7,442           8,146
                                                             =======         =======         =======         =======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                               MAINSTAY VP
       MAINSTAY VP         MAINSTAY VP         HIGH YIELD
       CONVERTIBLE         GOVERNMENT        CORPORATE BOND
    -----------------   -----------------   -----------------
     2001      2000      2001      2000      2001      2000
    ---------------------------------------------------------
         31       100        77        83       161       305
        (76)      (59)     (365)     (208)     (675)     (532)
        (10)       (7)      (66)     (101)     (206)     (113)
        (28)       --       (51)      (48)     (153)      (55)
        104       211     1,035    (2,235)      284      (778)
    -------   -------   -------   -------   -------   -------
         21       245       630    (2,509)     (589)   (1,173)
      1,160       915     2,677     5,186     8,588     9,761
    -------   -------   -------   -------   -------   -------
      1,181     1,160     3,307     2,677     7,999     8,588
    =======   =======   =======   =======   =======   =======
         47        53        57        64       189       276
        (64)      (37)     (211)     (200)     (420)     (374)
         (1)       (2)      (44)       (2)      (20)      (24)
        (13)        1       (41)      (14)     (110)      (13)
         71       252       696      (937)        7      (506)
    -------   -------   -------   -------   -------   -------
         40       267       457    (1,089)     (354)     (641)
        891       624     1,784     2,873     5,703     6,344
    -------   -------   -------   -------   -------   -------
        931       891     2,241     1,784     5,349     5,703
    =======   =======   =======   =======   =======   =======


       MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
          VALUE               BOND            GROWTH EQUITY
    -----------------   -----------------   -----------------
     2001      2000      2001      2000      2001      2000
    ---------------------------------------------------------
         71       132        57        80        92       173
       (263)     (201)     (271)     (184)     (282)     (206)
        (37)      (37)      (27)      (21)      (45)      (36)
        (54)       (4)      (39)      (24)     (104)       --
        197      (405)    1,135      (247)     (278)      177
    -------   -------   -------   -------   -------   -------
        (86)     (515)      855      (396)     (617)      108
      3,643     4,158     2,376     2,772     5,062     4,954
    -------   -------   -------   -------   -------   -------
      3,557     3,643     3,231     2,376     4,445     5,062
    =======   =======   =======   =======   =======   =======
        139       192        78        93       201       240
       (185)     (192)     (199)     (127)     (240)     (213)
         (7)       (5)       (8)       (7)      (17)       (5)
        (45)       (5)      (26)      (18)      (77)       (1)
        204      (424)      707      (283)     (109)      208
    -------   -------   -------   -------   -------   -------
        106      (434)      552      (342)     (242)      229
      3,324     3,758     1,954     2,296     4,847     4,618
    -------   -------   -------   -------   -------   -------
      3,430     3,324     2,506     1,954     4,605     4,847
    =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------


                                                                         MAINSTAY VP   MAINSTAY VP
                                                        MAINSTAY VP       SMALL CAP      EQUITY
                                                      INDEXED EQUITY       GROWTH        INCOME
                                                     -----------------   -----------   -----------
                                                      2001      2000       2001(a)       2001(a)
                                                     ---------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................      152       305           3            14
Units redeemed on surrenders.......................     (461)     (395)         --            (6)
Units redeemed on annuity and death benefits.......      (94)      (57)         --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................     (150)       (5)          1           (11)
Units issued (redeemed) on transfers between
  Investment Divisions.............................     (392)      (72)         73           261
                                                     -------   -------     -------       -------
  Net increase (decrease)..........................     (945)     (224)         77           258
Units outstanding, beginning of year...............    8,368     8,592          --            --
                                                     -------   -------     -------       -------
Units outstanding, end of year.....................    7,423     8,368          77           258
                                                     =======   =======     =======       =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................      365       475           5            13
Units redeemed on surrenders.......................     (520)     (410)         (1)           (1)
Units redeemed on annuity and death benefits.......      (26)      (13)         --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................     (115)      (15)          3            (4)
Units issued (redeemed) on transfers between
  Investment Divisions.............................     (241)      (52)         89           153
                                                     -------   -------     -------       -------
  Net increase (decrease)..........................     (537)      (15)         96           161
Units outstanding, beginning of year...............    8,360     8,375          --            --
                                                     -------   -------     -------       -------
Units outstanding, end of year.....................    7,823     8,360          96           161
                                                     =======   =======     =======       =======


                                                        MAINSTAY VP            ALGER
                                                        LORD ABBETT          AMERICAN
                                                        DEVELOPING             SMALL
                                                          GROWTH          CAPITALIZATION
                                                     -----------------   -----------------
                                                      2001      2000      2001      2000
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................        6        14        52       123
Units redeemed on surrenders.......................      (16)       (9)      (63)      (75)
Units redeemed on annuity and death benefits.......       (1)       --       (62)      (17)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       (7)       --       (12)        7
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (26)       63      (146)      456
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................      (44)       68      (231)      494
Units outstanding, beginning of year...............      266       198     1,648     1,154
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................      222       266     1,417     1,648
                                                     =======   =======   =======   =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................       11        19       107       104
Units redeemed on surrenders.......................      (28)      (15)      (69)      (41)
Units redeemed on annuity and death benefits.......       --        --        (1)       (2)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       (4)        2       (11)        7
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (35)      119      (125)      457
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................      (56)      125       (99)      525
Units outstanding, beginning of year...............      303       178     1,451       926
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................      247       303     1,352     1,451
                                                     =======   =======   =======   =======

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                   MainStay VP         MainStay VP         MainStay VP
                                    American             Dreyfus           Eagle Asset
    MainStay VP   MainStay VP        Century              Large            Management
      Mid Cap       Mid Cap          Income              Company             Growth
      Growth         Core           & Growth              Value              Equity
    -----------   -----------   -----------------   -----------------   -----------------
      2001(a)       2001(a)      2001      2000      2001      2000      2001      2000
    -------------------------------------------------------------------------------------
            2             2          19        33        17        23        29       111
           --            --         (27)      (26)      (39)       (8)      (88)      (50)
           --            --          (3)       (2)       (2)       (2)       (6)       (7)
           --            --         (15)        3        (4)       --       (19)       (7)
           27            39         (38)       34        75        20      (805)    1,446
      -------       -------     -------   -------   -------   -------   -------   -------
           29            41         (64)       42        47        33      (889)    1,493
           --            --         604       562       249       216     1,810       317
      -------       -------     -------   -------   -------   -------   -------   -------
           29            41         540       604       296       249       921     1,810
      =======       =======     =======   =======   =======   =======   =======   =======
            2             1          36        51        22        21        74       106
           --            --         (25)      (24)      (16)      (10)      (63)      (51)
           --            --          (1)       (1)       --        --        (4)       --
           --             1          (4)       (2)       (9)        2       (17)        9
           37            22         (15)       25        52        39      (218)      810
      -------       -------     -------   -------   -------   -------   -------   -------
           39            24          (9)       49        49        52      (228)      874
           --            --         540       491       268       216     1,211       337
      -------       -------     -------   -------   -------   -------   -------   -------
           39            24         531       540       317       268       983     1,211
      =======       =======     =======   =======   =======   =======   =======   =======


                            FIDELITY            FIDELITY
         CALVERT               VIP                 VIP             JANUS ASPEN
         SOCIAL           CONTRAFUND(R)       EQUITY-INCOME          SERIES
        BALANCED         (INITIAL CLASS)     (INITIAL CLASS)        BALANCED
    -----------------   -----------------   -----------------   -----------------
     2001      2000      2001      2000      2001      2000      2001      2000
    -----------------------------------------------------------------------------
          6         7       105       191        38        74       106       359
        (11)      (15)     (158)     (179)     (102)      (96)     (274)     (180)
         (2)       (2)      (15)      (21)      (11)      (16)      (45)      (22)
         (6)        1       (57)        1       (24)        4       (93)       23
         (8)        5      (153)      145       (23)       61       (49)      703
    -------   -------   -------   -------   -------   -------   -------   -------
        (21)       (4)     (278)      137      (122)       27      (355)      883
        226       230     3,332     3,195     2,060     2,033     4,183     3,300
    -------   -------   -------   -------   -------   -------   -------   -------
        205       226     3,054     3,332     1,938     2,060     3,828     4,183
    =======   =======   =======   =======   =======   =======   =======   =======
         22        26       240       308       109       135       288       386
        (15)      (12)     (210)     (158)      (95)      (88)     (218)     (191)
         (2)       (2)       (6)       (7)       (8)       (7)       (8)      (12)
         (2)       (1)      (44)        2       (23)       --       (65)        4
          6         1      (137)      246        35       (74)       83       783
    -------   -------   -------   -------   -------   -------   -------   -------
          9        12      (157)      391        18       (34)       80       970
        308       296     4,048     3,657     1,813     1,847     4,357     3,387
    -------   -------   -------   -------   -------   -------   -------   -------
        317       308     3,891     4,048     1,831     1,813     4,437     4,357
    =======   =======   =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------

                                                        JANUS ASPEN           MFS(R)
                                                          SERIES             INVESTORS
                                                         WORLDWIDE             TRUST
                                                          GROWTH              SERIES
                                                     -----------------   -----------------
                                                      2001      2000      2001      2000
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................      135       295        10        20
Units redeemed on surrenders.......................     (232)     (193)       (9)       (9)
Units redeemed on annuity and death benefits.......      (33)      (22)      (13)       (2)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      (81)        2       (12)        1
Units issued (redeemed) on transfers between
  Investment Divisions.............................     (463)    1,078        12        25
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................     (674)    1,160       (12)       35
Units outstanding, beginning of year...............    5,233     4,073       252       217
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................    4,559     5,233       240       252
                                                     =======   =======   =======   =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................      308       396        15        19
Units redeemed on surrenders.......................     (261)     (214)       (8)      (11)
Units redeemed on annuity and death benefits.......      (12)       (3)       (1)       (1)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................      (75)       25       (16)       --
Units issued (redeemed) on transfers between
  Investment Divisions.............................     (433)    1,090         9        21
                                                     -------   -------   -------   -------
  Net increase (decrease)..........................     (473)    1,294        (1)       28
Units outstanding, beginning of year...............    5,465     4,171       240       212
                                                     -------   -------   -------   -------
Units outstanding, end of year.....................    4,992     5,465       239       240
                                                     =======   =======   =======   =======


                                                          VAN ECK           DREYFUS IP
                                                         WORLDWIDE          TECHNOLOGY
                                                           HARD               GROWTH
                                                          ASSETS         (INITIAL SHARES)
                                                     -----------------   ----------------
                                                      2001      2000         2001(a)
                                                     ------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................        1         1             5
Units redeemed on surrenders.......................       (2)       (1)           --
Units redeemed on annuity and death benefits.......       --        --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        2         2            --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (1)      (10)           21
                                                     -------   -------       -------
  Net increase (decrease)..........................       --        (8)           26
Units outstanding, beginning of year...............       50        58            --
                                                     -------   -------       -------
Units outstanding, end of year.....................       50        50            26
                                                     =======   =======       =======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued on payments received from
  policyowners.....................................        1         3             2
Units redeemed on surrenders.......................       (2)       --            (1)
Units redeemed on annuity and death benefits.......       --        --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        1        --             1
Units issued (redeemed) on transfers between
  Investment Divisions.............................        7         4            64
                                                     -------   -------       -------
  Net increase (decrease)..........................        7         7            66
Units outstanding, beginning of year...............       45        38            --
                                                     -------   -------       -------
Units outstanding, end of year.....................       52        45            66
                                                     =======   =======       =======

(a) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                         MORGAN STANLEY
                               UIF            T. ROWE PRICE
         MFS(R)         EMERGING MARKETS         EQUITY
     RESEARCH SERIES         EQUITY              INCOME
    -----------------   -----------------   -----------------
     2001      2000      2001      2000      2001      2000
    ---------------------------------------------------------
         18        31        18        44        32        35
        (14)      (38)      (32)      (34)      (93)      (29)
         (1)       --        (8)       (7)       (3)       --
         (3)        2        (6)        5       (12)        2
         (3)      161       (60)      113       436       188
    -------   -------   -------   -------   -------   -------
         (3)      156       (88)      121       360       196
        320       164       699       578       590       394
    -------   -------   -------   -------   -------   -------
        317       320       611       699       950       590
    =======   =======   =======   =======   =======   =======
         31        36        60        62        49        36
         (9)       (7)      (38)      (41)      (39)      (12)
         --        --        (2)       --        (2)       (1)
        (22)        6       (14)       (2)       (8)        1
         33       115       (44)      203       335        69
    -------   -------   -------   -------   -------   -------
         33       150       (38)      222       335        93
        316       166       732       510       480       387
    -------   -------   -------   -------   -------   -------
        349       316       694       732       815       480
    =======   =======   =======   =======   =======   =======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------


                                                                                MAINSTAY VP
                                                                            CAPITAL APPRECIATION
                                                            ----------------------------------------------------
                                                              2001       2000       1999       1998       1997
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $260,390   $391,389   $458,213   $364,915   $255,239
Units Outstanding.......................................      10,729     12,222     12,611     12,433     11,857
Unit Value..............................................    $  24.27   $  32.02   $  36.34   $  29.35   $  21.53
Total Return............................................      (24.2%)    (11.9%)     23.8%      36.3%      21.9%
Ratio of Net Investment Income to Average Net Assets....       (1.2%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $274,149   $390,194   $441,013   $336,619   $221,974
Units Outstanding.......................................      11,296     12,184     12,137     11,469     10,312
Unit Value..............................................    $  24.27   $  32.02   $  36.34   $  29.35   $  21.53
Total Return............................................      (24.2%)    (11.9%)     23.8%      36.3%      21.9%
Ratio of Net Investment Income to Average Net Assets....       (1.2%)


                                                                                MAINSTAY VP
                                                                                 GOVERNMENT
                                                            ----------------------------------------------------
                                                              2001       2000       1999       1998       1997
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 51,150   $ 39,319   $ 68,787   $ 44,969   $ 34,939
Units Outstanding.......................................       3,307      2,677      5,186      3,288      2,749
Unit Value..............................................    $  15.47   $  14.69   $  13.26   $  13.68   $  12.71
Total Return............................................        5.3%      10.8%      (3.0%)      7.6%       8.1%
Ratio of Net Investment Income to Average Net Assets....        3.1%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 34,663   $ 26,217   $ 38,114   $ 30,539   $ 24,198
Units Outstanding.......................................       2,241      1,784      2,873      2,233      1,904
Unit Value..............................................    $  15.47   $  14.69   $  13.26   $  13.68   $  12.71
Total Return............................................        5.3%      10.8%      (3.0%)      7.6%       8.1%
Ratio of Net Investment Income to Average Net Assets....        3.1%


                                                                                MAINSTAY VP
                                                                                TOTAL RETURN
                                                            ----------------------------------------------------
                                                              2001       2000       1999       1998       1997
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $163,607   $216,119   $246,863   $217,942   $170,602
Units Outstanding.......................................       7,727      8,998      9,703      9,895      9,720
Unit Value..............................................    $  21.17   $  24.02   $  25.44   $  22.03   $  17.55
Total Return............................................      (11.8%)     (5.6%)     15.5%      25.5%      16.2%
Ratio of Net Investment Income to Average Net Assets....        1.0%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $157,572   $195,651   $217,421   $185,153   $138,851
Units Outstanding.......................................       7,442      8,146      8,546      8,406      7,911
Unit Value..............................................    $  21.17   $  24.02   $  25.44   $  22.03   $  17.55
Total Return............................................      (11.8%)     (5.6%)     15.5%      25.5%      16.2%
Ratio of Net Investment Income to Average Net Assets....        1.1%

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years. Expenses as a percent of average net assets were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                      CASH MANAGEMENT                                          CONVERTIBLE
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $ 52,540   $ 40,116   $ 58,742   $ 41,136   $ 29,921   $ 18,165   $ 18,477   $ 15,551   $ 10,265   $  7,472
      39,115     30,612     46,932     34,013     25,689      1,181      1,160        915        847        636
    $   1.34   $   1.31   $   1.25   $   1.21   $   1.16   $  15.39   $  15.93   $  16.99   $  12.13   $  11.76
        2.5%       4.7%       3.5%       4.3%       3.6%      (3.4%)     (6.2%)     40.1%       3.1%      14.0%
        2.4%                                                   2.3%
    $ 46,590   $ 34,555   $ 59,715   $ 38,720   $ 32,099   $ 14,279   $ 14,151   $ 10,572   $  7,377   $  5,300
      34,686     26,368     47,710     32,015     27,559        931        891        624        610        452
    $   1.34   $   1.31   $   1.25   $   1.21   $   1.16   $  15.34   $  15.89   $  16.95   $  12.09   $  11.73
        2.5%       4.7%       3.5%       4.3%       3.6%      (3.4%)     (6.2%)     40.1%       3.1%      14.0%
        2.4%                                                   2.3%


                        MAINSTAY VP                                            MAINSTAY VP
                         HIGH YIELD                                           INTERNATIONAL
                       CORPORATE BOND                                             EQUITY
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $122,288   $126,771   $155,130   $147,950   $134,258   $  7,779   $  9,775   $ 12,680   $ 10,374   $  8,954
       7,999      8,588      9,761     10,373      9,539        619        660        692        716        751
    $  15.29   $  14.76   $  15.89   $  14.26   $  14.08   $  12.57   $  14.81   $  18.31   $  14.49   $  11.92
        3.6%      (7.1%)     11.4%       1.3%      11.6%     (15.1%)    (19.1%)     26.4%      21.6%       3.8%
        9.5%                                                     --
    $ 81,685   $ 84,097   $100,712   $ 90,960   $ 73,320   $  6,335   $  8,082   $ 10,019   $  7,717   $  6,599
       5,349      5,703      6,344      6,384      5,215        504        545        547        532        553
    $  15.27   $  14.75   $  15.88   $  14.25   $  14.06   $  12.58   $  14.82   $  18.32   $  14.50   $  11.93
        3.6%      (7.1%)     11.4%       1.3%      11.6%     (15.1%)    (19.1%)     26.4%      21.5%       3.8%
        9.6%                                                     --


                        MAINSTAY VP                                            MAINSTAY VP
                           VALUE                                                   BOND
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $ 67,728   $ 69,989   $ 71,689   $ 75,740   $ 72,558   $ 47,865   $ 32,640   $ 35,121   $ 36,799   $ 27,218
       3,557      3,643      4,158      4,718      4,277      3,231      2,376      2,772      2,823      2,249
    $  19.04   $  19.21   $  17.24   $  16.05   $  16.96   $  14.81   $  13.73   $  12.67   $  13.04   $  12.10
       (0.9%)     11.4%       7.4%      (5.4%)     21.3%       7.9%       8.4%      (2.8%)      7.7%       8.2%
        0.1%                                                   4.4%
    $ 65,494   $ 64,042   $ 64,967   $ 63,568   $ 54,198   $ 37,118   $ 26,843   $ 29,092   $ 28,541   $ 20,026
       3,430      3,324      3,758      3,949      3,186      2,506      1,954      2,296      2,190      1,655
    $  19.09   $  19.27   $  17.29   $  16.10   $  17.01   $  14.81   $  13.73   $  12.67   $  13.04   $  12.10
       (0.9%)     11.4%       7.4%      (5.4%)     21.3%       7.9%       8.4%      (2.8%)      7.7%       8.2%
        0.1%                                                   4.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                               MAINSTAY VP
                                                                                  GROWTH
                                                                                  EQUITY
                                                           ----------------------------------------------------
                                                             2001       2000       1999       1998       1997
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $111,911   $155,720   $159,724   $125,543   $ 86,621
Units Outstanding.......................................      4,445      5,062      4,954      4,996      4,307
Unit Value..............................................   $  25.17   $  30.76   $  32.24   $  25.13   $  20.11
Total Return............................................     (18.2%)     (4.6%)     28.3%      25.0%      25.1%
Ratio of Net Investment Income to Average Net Assets....      (0.7%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $115,917   $149,085   $148,880   $108,057   $ 69,411
Units Outstanding.......................................      4,605      4,847      4,618      4,300      3,451
Unit Value..............................................   $  25.17   $  30.76   $  32.24   $  25.13   $  20.11
Total Return............................................     (18.2%)     (4.6%)     28.3%      25.0%      25.1%
Ratio of Net Investment Income to Average Net Assets....      (0.7%)

                                                                          MAINSTAY VP
                                                                           AMERICAN
                                                                            CENTURY
                                                                            INCOME
                                                                           & GROWTH
                                                           -----------------------------------------
                                                             2001       2000       1999       1998
                                                           -----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $  5,537   $  6,863   $  7,246   $  3,350
Units Outstanding.......................................        540        604        562        302
Unit Value..............................................   $  10.25   $  11.35   $  12.89   $  11.10
Total Return............................................      (9.7%)    (11.9%)     16.1%      11.0%
Ratio of Net Investment Income to Average Net Assets....      (0.5%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $  5,449   $  6,127   $  6,320   $  2,157
Units Outstanding.......................................        531        540        491        194
Unit Value..............................................   $  10.25   $  11.35   $  12.89   $  11.10
Total Return............................................      (9.7%)    (11.9%)     16.1%      11.0%
Ratio of Net Investment Income to Average Net Assets....      (0.5%)

                                                                                  ALGER
                                                                                 AMERICAN
                                                                                  SMALL
                                                                              CAPITALIZATION
                                                           ----------------------------------------------------
                                                             2001       2000       1999       1998       1997
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 12,031   $ 20,098   $ 19,592   $ 11,977   $  7,591
Units Outstanding.......................................      1,417      1,648      1,154        999        722
Unit Value..............................................   $   8.49   $  12.20   $  16.98   $  11.99   $  10.52
Total Return............................................     (30.4%)    (28.1%)     41.6%      14.0%      10.0%
Ratio of Net Investment Income to Average Net Assets....      (1.2%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $ 11,471   $ 17,694   $ 15,723   $  9,440   $  5,799
Units Outstanding.......................................      1,352      1,451        926        787        551
Unit Value..............................................   $   8.49   $  12.20   $  16.97   $  11.99   $  10.51
Total Return............................................     (30.4%)    (28.1%)     41.6%      14.1%       9.9%
Ratio of Net Investment Income to Average Net Assets....      (1.2%)

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years. Expenses as a percent of average net assets were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                        MAINSTAY VP                        MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                          INDEXED                           SMALL CAP      EQUITY        MID CAP       MID CAP
                           EQUITY                            GROWTH        INCOME        GROWTH         CORE
    ----------------------------------------------------   -----------   -----------   -----------   -----------
      2001       2000       1999       1998       1997        2001          2001          2001          2001
    ------------------------------------------------------------------------------------------------------------
    $198,864   $258,393   $296,442   $243,650   $153,512    $    725      $  2,564      $    278      $    388
       7,423      8,368      8,592      8,414      6,724          77           258            29            41
    $  26.79   $  30.88   $  34.50   $  28.96   $  22.83    $   9.45      $   9.94      $   9.60      $   9.49
      (13.2%)    (10.5%)     19.1%      26.8%      31.1%       (5.5%)        (0.6%)        (4.0%)        (5.1%)
       (0.4%)                                                  (1.3%)         0.7%         (1.3%)        (0.7%)
    $209,565   $258,158   $288,936   $218,293   $128,227    $    918      $  1,576      $    385      $    227
       7,823      8,360      8,375      7,539      5,616          96           161            39            24
    $  26.79   $  30.88   $  34.50   $  28.96   $  22.83    $   9.61      $   9.80      $   9.78      $   9.51
      (13.2%)    (10.5%)     19.1%      26.8%      31.1%       (3.9%)        (2.0%)        (2.2%)        (4.9%)
       (0.3%)                                                  (1.3%)         0.6%         (1.3%)        (0.6%)

                 MAINSTAY VP                                   MAINSTAY VP                      MAINSTAY VP
                   DREYFUS                                     EAGLE ASSET                         LORD
                    LARGE                                      MANAGEMENT                         ABBETT
                   COMPANY                                       GROWTH                         DEVELOPING
                    VALUE                                        EQUITY                           GROWTH
---------------------------------------------   -----------------------------------------   -------------------
      2001       2000       1999       1998       2001       2000       1999       1998       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $  3,229   $  2,879   $  2,380   $  1,300   $ 13,064   $ 31,171   $  6,150   $    763   $  2,131   $  2,785
         296        249        216        125        921      1,810        317         64        222        266
    $  10.90   $  11.57   $  10.99   $  10.44   $  14.18   $  17.22   $  19.38   $  11.86   $   9.58   $  10.47
       (5.7%)      5.2%       5.3%       4.4%     (17.6%)    (11.1%)     63.4%      18.6%      (8.5%)    (20.1%)
       (0.6%)                                      (1.3%)                                      (1.3%)
    $  3,502   $  3,147   $  2,402   $    959   $ 14,072   $ 21,032   $  6,595   $  1,209   $  2,371   $  3,176
         317        268        216         91        983      1,211        337        101        247        303
    $  11.05   $  11.72   $  11.14   $  10.58   $  14.31   $  17.37   $  19.55   $  11.97   $   9.60   $  10.50
       (5.7%)      5.2%       5.3%       5.8%     (17.8%)    (11.1%)     63.4%      19.7%      (8.5%)    (20.1%)
       (0.6%)                                      (1.3%)                                      (1.3%)

         MAINSTAY VP
            LORD
           ABBETT
         DEVELOPING
           GROWTH
---  -------------------
       1999       1998
     -------------------
     $  2,600   $    873
          198         87
     $  13.11   $  10.05
        30.5%       0.5%
     $  2,334   $    594
          178         59
     $  13.14   $  10.07
        30.5%       0.7%

                                                                                 FIDELITY
                          CALVERT                                                  VIP
                           SOCIAL                                             CONTRAFUND(R)
                          BALANCED                                           (INITIAL CLASS)
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $  3,485   $  4,189   $  4,466   $  3,517   $  2,354   $ 49,755   $ 62,679   $ 65,214   $ 46,527   $ 23,912
         205        226        230        201        154      3,054      3,332      3,195      2,796      1,844
    $  17.04   $  18.55   $  19.40   $  17.51   $  15.26   $  16.29   $  18.81   $  20.41   $  16.64   $  12.97
       (8.1%)     (4.4%)     10.8%      14.8%      18.6%     (13.4%)     (7.8%)     22.7%      28.3%      22.6%
        2.3%                                                  (0.5%)
    $  5,403   $  5,717   $  5,746   $  3,910   $  2,106   $ 62,180   $ 74,681   $ 73,194   $ 45,445   $ 19,618
         317        308        296        223        138      3,891      4,048      3,657      2,785      1,542
    $  17.06   $  18.57   $  19.42   $  17.53   $  15.28   $  15.98   $  18.45   $  20.02   $  16.32   $  12.72
       (8.1%)     (4.4%)     10.8%      14.8%      18.5%     (13.4%)     (7.8%)     22.7%      28.3%      22.5%
        2.4%                                                  (0.5%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                 FIDELITY
                                                                                   VIP
                                                                              EQUITY-INCOME
                                                                             (INITIAL CLASS)
                                                           ----------------------------------------------------
                                                             2001       2000       1999       1998       1997
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 30,023   $ 34,017   $ 31,368   $ 27,868   $ 15,182
Units Outstanding.......................................      1,938      2,060      2,033      1,895      1,138
Unit Value..............................................   $  15.49   $  16.52   $  15.43   $  14.70   $  13.34
Total Return............................................      (6.2%)      7.0%       5.0%      10.2%      26.4%
Ratio of Net Investment Income to Average Net Assets....       0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $ 28,160   $ 29,719   $ 28,289   $ 24,127   $ 10,442
Units Outstanding.......................................      1,831      1,813      1,847      1,653        788
Unit Value..............................................   $  15.38   $  16.39   $  15.32   $  14.59   $  13.25
Total Return............................................      (6.2%)      7.0%       5.0%      10.1%      26.6%
Ratio of Net Investment Income to Average Net Assets....       0.4%

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                            SERIES
                                                           -----------------------------------------
                                                             2001       2000       1999       1998
                                                           -----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $  2,158   $  2,729   $  2,381   $  1,122
Units Outstanding.......................................        240        252        217        107
Unit Value..............................................   $   8.99   $  10.83   $  10.99   $  10.44
Total Return............................................     (17.0%)     (1.4%)      5.3%       4.4%
Ratio of Net Investment Income to Average Net Assets....      (0.8%)
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $  2,207   $  2,673   $  2,399   $    798
Units Outstanding.......................................        239        240        212         74
Unit Value..............................................   $   9.24   $  11.13   $  11.30   $  10.73
Total Return............................................     (17.0%)     (1.4%)      5.3%       7.3%
Ratio of Net Investment Income to Average Net Assets....      (0.8%)

                                                                            T. ROWE
                                                                             PRICE
                                                                            EQUITY
                                                                            INCOME
                                                           -----------------------------------------
                                                             2001       2000       1999       1998
                                                           -----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 11,020   $  6,827   $  4,089   $  1,944
Units Outstanding.......................................        950        590        394        192
Unit Value..............................................   $  11.59   $  11.58   $  10.37   $  10.13
Total Return............................................       0.2%      11.6%       2.4%       1.3%
Ratio of Net Investment Income to Average Net Assets....       0.2%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $  9,525   $  5,604   $  4,047   $  1,718
Units Outstanding.......................................        815        480        387        168
Unit Value..............................................   $  11.68   $  11.67   $  10.45   $  10.21
Total Return............................................       0.2%      11.6%       2.4%       2.1%
Ratio of Net Investment Income to Average Net Assets....       0.2%

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years. Expenses as a percent of average net assets were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
                          BALANCED                                                GROWTH
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $ 70,409   $ 81,758   $ 66,858   $ 29,359   $  9,803   $ 75,000   $112,441   $105,142   $ 55,504   $ 32,894
       3,828      4,183      3,300      1,813        802      4,559      5,233      4,073      3,491      2,632
    $  18.39   $  19.55   $  20.26   $  16.19   $  12.22   $  16.45   $  21.49   $  25.81   $  15.90   $  12.50
       (5.9%)     (3.5%)     25.1%      32.5%      20.5%     (23.4%)    (16.8%)     62.3%      27.2%      20.7%
        1.3%                                                  (0.8%)
    $ 81,831   $ 85,386   $ 68,823   $ 26,647   $  7,349   $ 82,282   $117,641   $107,877   $ 52,200   $ 27,035
       4,437      4,357      3,387      1,641        600      4,992      5,465      4,171      3,276      2,159
    $  18.44   $  19.60   $  20.32   $  16.24   $  12.25   $  16.48   $  21.53   $  25.86   $  15.93   $  12.52
       (5.9%)     (3.5%)     25.1%      32.6%      20.6%     (23.4%)    (16.8%)     62.3%      27.3%      20.6%
        1.3%                                                  (0.8%)

                                                                   MORGAN STANLEY
                                                                        UIF
                     MFS(R)                                       EMERGING MARKETS
                 RESEARCH SERIES                                       EQUITY
    -----------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       2001       2000       1999       1998       1997
    ------------------------------------------------------------------------------------------------
    $  3,076   $  3,995   $  2,175   $    893   $  4,807   $  5,962   $  8,207   $  3,786   $  4,442
         317        320        164         82        611        699        578        515        452
    $   9.69   $  12.47   $  13.27   $  10.84   $   7.87   $   8.53   $  14.21   $   7.36   $   9.83
      (22.3%)     (6.1%)     22.4%       8.4%      (7.7%)    (40.0%)     93.2%     (25.2%)     (1.0%)
       (1.3%)                                      (1.3%)
    $  3,339   $  3,891   $  2,171   $    746   $  5,504   $  6,288   $  7,307   $  3,113   $  3,875
         349        316        166         70        694        732        510        420        391
    $   9.57   $  12.31   $  13.10   $  10.70   $   7.93   $   8.59   $  14.32   $   7.41   $   9.90
      (22.3%)     (6.1%)     22.4%       7.0%      (7.7%)    (40.0%)     93.3%     (25.1%)     (1.0%)
       (1.3%)                                      (1.3%)

                     VAN ECK                       DREYFUS IP
                    WORLDWIDE                      TECHNOLOGY
                      HARD                           GROWTH
                     ASSETS                     (INITIAL SHARES)
    -----------------------------------------   ----------------
      2001       2000       1999       1998           2001
    ------------------------------------------------------------
    $    450   $    504   $    531   $    250       $    261
          50         50         58         32             26
    $   8.95   $  10.13   $   9.21   $   7.71       $  10.05
      (11.6%)     10.0%      19.4%     (22.9%)          0.5%
       (0.1%)                                          (1.3%)
    $    472   $    466   $    356   $     53       $    645
          52         45         38          7             66
    $   9.09   $  10.29   $   9.36   $   7.83       $   9.75
      (11.6%)     10.0%      19.4%     (21.7%)         (2.5%)
       (0.3%)                                          (1.3%)

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account I and II
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly known as Calvert Socially Responsible), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly known as MFS(R) Growth With Income Series), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly known as Morgan Stanley Dean Witter Emerging Markets Equity),
T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets and Dreyfus IP Technology Growth (Initial Shares) Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 26, 2002

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2001       2000
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $19,657    $14,993
  Held to maturity, at amortized cost                              --        627
Equity securities                                                  95        126
Mortgage loans                                                  2,138      1,993
Policy loans                                                      575        544
Other investments                                                 917        260
                                                              -------    -------
     Total investments                                         23,382     18,543

Cash and cash equivalents                                         790        767
Deferred policy acquisition costs                               1,887      1,660
Other assets                                                      518        439
Separate account assets                                        10,418     10,981
                                                              -------    -------
     Total assets                                             $36,995    $32,390
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $20,949    $17,450
Future policy benefits                                            678        492
Policy claims                                                     107         73
Deferred taxes                                                    187         87
Other liabilities                                               1,990      1,151
Separate account liabilities                                   10,339     10,942
                                                              -------    -------
     Total liabilities                                         34,250     30,195
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        780        480
Accumulated other comprehensive income (loss)                     104        (31)
Retained earnings                                               1,836      1,721
                                                              -------    -------
     Total stockholder's equity                                 2,745      2,195
                                                              -------    -------
     Total liabilities and stockholder's equity               $36,995    $32,390
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  235    $  144    $   79
  Annuity and universal life fees                                509       530       442
  Net investment income                                        1,452     1,315     1,180
  Net investment gains (losses)                                  (50)      (39)       12
  Other income                                                     9        10        18
                                                              ------    ------    ------
     Total revenues                                            2,155     1,960     1,731
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,133       971       858
  Policyholder benefits                                          354       330       182
  Operating expenses                                             536       503       402
                                                              ------    ------    ------
     Total expenses                                            2,023     1,804     1,442
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        132       156       289
Income tax expense                                                31        53       113
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      101       103       176
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            14
                                                              ------    ------    ------
NET INCOME                                                    $  115    $  103    $  176
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 1999                      $25         $480        $1,442         $ 201           $2,148
Comprehensive loss:
  Net Income                                                               176                            176
     Other comprehensive loss, net of tax:
       Unrealized investment losses, net of
          related offsets, reclassification
          adjustments and income taxes                                                  (392)            (392)
                                                                                                       ------
Total comprehensive loss                                                                                 (216)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 1999                     25          480         1,618          (191)           1,932
Comprehensive income:
  Net income                                                               103                            103
  Other comprehensive income, net of tax:
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                    $25         $780        $1,836         $ 104           $2,745
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                2001        2000       1999
                                                              --------    --------    -------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    115    $    103    $   176
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (36)        (21)        (3)
     Net capitalization of deferred policy acquisition costs      (380)       (304)      (298)
     Annuity and universal life fees                              (227)       (233)      (215)
     Interest credited to policyholders' account balances        1,133         971        858
     Net realized investment losses (gains)                         50          39        (13)
     Deferred income taxes                                          21          54         57
     Cumulative effect of a change in accounting principle         (14)         --         --
     (Increase) decrease in:
       Net separate accounts (assets) liabilities                  (35)         22          1
       Other assets and other liabilities                           98         (64)       (92)
     Increase in:
       Policy claims                                                34           4          9
       Future policy benefits                                      186         147         41
                                                              --------    --------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                945         718        521
                                                              --------    --------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                28,757       8,161      3,981
     Maturity of available for sale fixed maturities             1,902       1,497      1,505
     Maturity of held to maturity fixed maturities                  --          73        121
     Sale of equity securities                                     109          74        170
     Repayment of mortgage loans                                   322         354        227
     Sale of other investments                                      58          65         62
  Cost of:
     Available for sale fixed maturities acquired              (33,811)    (11,031)    (6,679)
     Held to maturity fixed maturities acquired                     --         (17)       (75)
     Equity securities acquired                                   (112)       (113)      (152)
     Mortgage loans acquired                                      (469)       (439)      (451)
     Other investments acquired                                   (715)       (216)       (13)
  Policy loans (net)                                               (32)        (33)       (21)
  Increase (decrease) in loaned securities                          23         422       (222)
  Securities sold under agreements to repurchase (net)             153        (488)       480
                                                              --------    --------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,815)     (1,691)    (1,067)
                                                              --------    --------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    4,525       2,000      2,016
     Withdrawals                                                (1,396)     (1,026)    (1,154)
     Net transfers from (to) the separate accounts                (536)       (318)      (181)
  Capital contribution received from parent                        300          --         --
                                                              --------    --------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              2,893         656        681
                                                              --------    --------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (3)         4
                                                              --------    --------    -------
Net increase (decrease) in cash and cash equivalents                23        (320)       139
                                                              --------    --------    -------
Cash and cash equivalents, beginning of year                       767       1,087        948
                                                              --------    --------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    790    $    767    $ 1,087
                                                              ========    ========    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force and the agency force of Taiwan. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income.

     Equity securities are carried at fair value with related unrealized gains and losses reflected in other comprehensive income, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets.

     Mortgage loans on real estate are carried at unpaid principal balances, net of valuation allowances, and are secured. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral.

     Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, which are carried on the equity method of accounting.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments are accounted for at fair market value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax for current and prior years.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2001 and 2000, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2001                       2000
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   628      $   639       $   712      $   710
Due after one year through five years                   3,736        3,838         2,915        2,906
Due after five years through ten years                  5,060        5,088         2,464        2,408
Due after ten years                                     3,267        3,277         2,841        2,707
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,047        1,085           956          990
  Other mortgage-backed securities                      4,337        4,415         4,153        4,225
  Other asset-backed securities                         1,307        1,315         1,033        1,047
                                                      -------      -------       -------      -------
     Total Available for Sale                         $19,382      $19,657       $15,074      $14,993
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)


                                                                                         2000
                                                                                -----------------------
                                                                                AMORTIZED    ESTIMATED
HELD TO MATURITY                                                                  COST       FAIR VALUE
----------------                                                                ---------    ----------
Due in one year or less                                                           $ 49          $ 49
Due after one year through five years                                              213           298
Due after five years through ten years                                             171           170
Due after ten years                                                                179           179
Asset-backed securities                                                             15            15
                                                                                  ----          ----
     Total Held to Maturity                                                       $627          $711
                                                                                  ====          ====

     At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                            2001
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                        274          20            --            294
Foreign Governments                                       110           3             1            112
Corporate                                              12,581         380           231         12,730
Other mortgage-backed securities                        4,337         100            22          4,415
Other asset-backed securities                           1,307          30            22          1,315
                                                      -------        ----          ----        -------
     Total Available for Sale                         $19,382        $555          $280        $19,657
                                                      =======        ====          ====        =======

                                                                            2000
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                        221          12             1            232
Foreign Governments                                        51           1            --             52
Corporate                                               8,881         146           348          8,679
Other mortgage-backed securities                        4,153          88            16          4,225
Other asset-backed securities                           1,033          24            10          1,047
                                                      -------        ----          ----        -------
     Total Available for Sale                         $15,074        $295          $376        $14,993
                                                      =======        ====          ====        =======
HELD TO MATURITY
Corporate                                             $   612        $ 92          $  8        $   696
Other                                                      15          --            --             15
                                                      -------        ----          ----        -------
     Total Held to Maturity                           $   627        $ 92          $  8        $   711
                                                      =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2001    $103       $ 6           $14           $ 95
  2000    $124       $14           $12           $126

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2001 and 2000 is estimated to be $2,227 million and $2,046 million, respectively. Fair market values are determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2001 and 2000, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $27 million and $54 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at both December 31, 2001 and 2000. There were no specific provisions for losses as of December 31, 2001 and 2000.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2001 and 2000, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2001        2000
                                                 --------    --------
Property Type:
  Office buildings                                $  776      $  809
  Retail                                             394         396
  Apartments                                         194         167
  Residential                                        494         369
  Other                                              280         252
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======
Geographic Region:
  Central                                         $  573      $  565
  Pacific                                            329         268
  Middle Atlantic                                    469         469
  South Atlantic                                     528         512
  New England                                        170         145
  Other                                               69          34
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======

OTHER INVESTMENTS

     Other investments consist primarily of an investment in a limited liability company, limited partnership interests in real estate, as well as directly owned investments in real estate. The components of other investments as of December 31, 2001 and 2000 were as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Limited liability company                                     $873    $185
Limited partnerships                                            22      38
Real estate                                                     18      34
Other                                                            4       3
                                                              ----    ----
     Total other investments                                  $917    $260
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS -- (CONTINUED)

     Accumulated depreciation on real estate at December 31, 2001 and 2000, was $5 million and $8 million, respectively. Depreciation expense totaled $1 million in 2001, $1 million in 2000 and $3 million in 1999.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $14 million and $13 million at December 31, 2001 and 2000, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2001, 2000 and 1999, are as follows (in millions):

                                                 2001      2000      1999
                                                ------    ------    ------
Fixed maturities                                $1,238    $1,121    $1,013
Equity securities                                    6         7        10
Mortgage loans                                     155       147       134
Policy loans                                        47        46        41
Other investments                                   45        26        33
                                                ------    ------    ------
  Gross investment income                        1,491     1,347     1,231
Investment expenses                                (39)      (32)      (51)
                                                ------    ------    ------
     Net investment income                      $1,452    $1,315    $1,180
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2001, 2000 and 1999, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                2001                           2000                           1999
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                      $163               $(217)      $ 80               $(157)      $ 64                $(87)
Equity securities                       11                  (9)        17                  (7)        34                  (8)
Mortgage loans                          --                  (1)         8                  (1)         4                  --
Derivative instruments                   1                  (7)        --                  --         --                  --
Other investments                       10                  (1)        25                  (4)         7                  (2)
                                      ----               -----       ----               -----       ----                ----
     Subtotal                         $185               $(235)      $130               $(169)      $109                $(97)
                                      ====               =====       ====               =====       ====                ====
Total net investment gains (losses)             $(50)                          $(39)                          $12
                                                ====                           ====                           ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

of "Net income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                                             2001    2000     1999
                                                             ----    -----    -----
Net unrealized investments gains (losses), beginning of the
  year                                                       $(31)   $(191)   $ 201
                                                             ----    -----    -----
Cumulative effect of a change in accounting principle          (2)      --       --
                                                             ----    -----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                      172      220     (612)
     Less: Reclassification adjustments for gains (losses)
       included in net income                                 (64)     (41)       1
                                                             ----    -----    -----
     Change in net unrealized investment gains (losses),
       net of adjustments                                     236      261     (613)
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                            --       (3)      (7)
     Deferred policy acquisition costs                        (99)     (98)     228
                                                             ----    -----    -----
Change in net unrealized investment gains (losses)            137      160     (392)
                                                             ----    -----    -----
Net unrealized investment gains (losses), end of year        $104    $ (31)   $(191)
                                                             ====    =====    =====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $93 million, $118 million and $(330) million for the years ended December 31, 2001, 2000 and 1999, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax benefit of $34 million, $22 million and $0 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax benefit of $2 million and $3 million for the years ended December 31, 2000 and 1999, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(53) million, $(53) million and $122 million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2001 and 2000, was $10,247 million and $7,944 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $67 million and $40 million at December 31, 2001 and 2000, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):

                                                              2001      2000      1999
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,630    $1,326    $1,028
Current year additions                                          558       444       372
Amortized during year                                          (179)     (140)      (74)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               2,009     1,630     1,326
Adjustment for unrealized gains (losses) on investments        (122)       30       181
                                                             ------    ------    ------
Balance at end of year                                       $1,887    $1,660    $1,507
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                          2001    2000    1999
                                                          ----    ----    ----
Current:
  Federal before prior years adjustment                   $ 32    $ 15    $ 56
  Prior years adjustment                                   (24)    (18)     (4)
  State and local                                            2       2       4
                                                          ----    ----    ----
                                                            10      (1)     56
                                                          ====    ====    ====
Deferred:
  Federal                                                   21      54      57
                                                          ----    ----    ----
Net income tax expense                                    $ 31    $ 53    $113
                                                          ====    ====    ====

     The components of the net deferred tax liability as of December 31, 2001 and 2000 are as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $358    $303
  Employee and agents benefits                                  57      53
                                                              ----    ----
     Gross deferred tax assets                                 415     356
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            513     406
  Investments                                                   63      13
  Other                                                         26      24
                                                              ----    ----
     Gross deferred tax liabilities                            602     443
                                                              ----    ----
       Net deferred tax liability                             $187    $ 87
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2001, 2000 and 1999:

                                                            2001     2000     1999
                                                           ------    -----    -----
Statutory federal income tax rate                            35.0%    35.0%    35.0%
Current year equity base tax                                 12.5     13.6      5.9
True down of prior year equity base tax                     (20.1)    (9.2)      --
Tax exempt income                                            (4.9)    (4.2)    (1.4)
Other                                                         0.9     (1.2)    (0.4)
                                                           ------    -----    -----
Effective tax rate                                           23.4%    34.0%    39.1%
                                                           ======    =====    =====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This law requires a "tax holiday" related to the Company's equity base tax for the three year period beginning 2001. The Company has accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount will be reflected as an adjustment to current income taxes incurred in 2002.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies. Under the affiliated agreements included in the accompanying Statement of Income are $2 million, $2.3 million and $1.5 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include foreign exchange forward contracts, foreign currency options, equity total return swaps, interest rate swaps, commodity swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cashflow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2001, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There are no cashflow hedges of forecasted transactions as of December 31, 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2001 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2001, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $829 million and $755 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The market value of securities

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

LOANED SECURITIES AND REPURCHASE AGREEMENTS -- (CONTINUED)

loaned is monitored on a daily basis with additional collateral obtained as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2001 of $284 million ($132 million at December 31,
2000) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $458 million for the year ended December 31, 2001 ($476 million for 2000 and $393 million for 1999) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $10 million for its share of the net periodic post-retirement benefits expense in 2001 ($7 million and $12 million in 2000 and 1999, respectively) and $(6) million for the post-employment benefits expense in 2001 ($2 million in 2000 and $3 million in 1999) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     For the year ended December 31, 2001, NYLIAC recorded annuity and universal life fees of $8 million from New York Life Investment Management, LLC, a wholly owned subsidiary of New York Life for administration and advisory fees.

     At December 31, 2001 and 2000, NYLIAC had a net liability of $157 million and $111 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 2001, NYLIAC received a capital contribution in the amount of $300 million from its parent company, New York Life.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 NYLIAC sold a Corporate Owned Life (COLI) policy to New York Life for $180 million in premiums. This policy was sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $20 million, $8 million, and $52 million during 2001, 2000 and 1999, respectively.

     Total interest paid was $21 million, $12 million and $30 million during 2001, 2000 and 1999, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 14 -- STATUTORY FINANCIAL INFORMATION -- (CONTINUED)

statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2001 and 2000, statutory stockholder's equity was $1,335 million and $1,098 million, respectively. Statutory net income/(loss) for the years ended December 31, 2001, 2000 and 1999 was $(82.6) million, $0.4 million and $63 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2001, 2000 and 1999.

     As of December 31, 2001, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $530 million. The maximum amount of dividends which may be paid in 2002 without prior approval is $133 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2002

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

         All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.
(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, and incorporated herein by reference.

(2)      Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 5 on Form N-4, and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, filed 4/15/97 and incorporated herein by reference.

(4)(a) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(b) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(5) Form of application for a Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/15/97 and incorporated herein by reference.

(6)(a)   Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
         (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7)      Not applicable.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)   Form of Substitution Agreement among NYLIAC, MainStay Management
         LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(9)      Opinion and Consent of Thomas F. English, Esq. - filed herewith.

(10)(a)  Consent of PricewaterhouseCoopers LLP - filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 4/25/97 for the following, and incorporated herein by reference:

         Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
         Richard M. Kernan, Jr., Director
         Robert D. Rock, Senior Vice President and Director
         Frederick J. Sievert, President and Director (Principal Executive Officer)
         Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(10)(e)  Power of Attorney for Certain Directors of NYLIAC - Previously filed as
         Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following:

         George J. Trapp, Director
         Frank M. Boccio, Director
         Phillip J. Hildebrand, Director
         Michael G. Gallo, Director
         Solomon Goldfinger, Director
         Howard I. Atkins, Director

(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10) (f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.


(10)(h) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(10)(i) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(11)     Not applicable.

(12)     Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit 13 to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File
         No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



         Name:                                          Title:
         -----                                          ------
         Gary G. Benanav                                Director, Executive Vice President and Chairman of Taiwan Branch
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director
         Anne F. Pollack                                Director, Senior Vice President and Chief Investment Officer
         Robert D. Rock                                 Director and Senior Vice President
         Frederick J. Sievert                           Director and President
         Seymour Sternberg                              Director
         George J. Trapp                                Director
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Richard D. Levy                                Senior Vice President
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Richard C. Schwartz                            Senior Vice President
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Howard Anderson                                Vice President
         David Bangs                                    Vice President
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David Boyle                                    Vice President
         William Cheng                                  Vice President
         Henry Ciapas                                   Vice President
         John A. Cullen                                 Vice President and Controller
         Mark A. Gomez                                  Vice President
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino                                  Vice President and Medical Director
         David Krystel                                  Vice President
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Micheal J. Oliviero                            Vice President - Tax
         Dhanasar Ramjit                                Vice President and Chief Financial Officer of Taiwan Branch
         Andrew N. Reiss                                Vice President and National Sales Manager
         Georgene Sfraga Panza                          Vice President
         David Skinner                                  Vice President
         Carol Springsteen                              Vice President
         John Swenson                                   Vice President
         Stanley Tai                                    Vice President, Investments - Taiwan Branch
         Mark W. Talgo                                  Vice President
         Jonathan Wooley                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                       Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.


         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.



         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.



--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Limited                                  United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Managers                               United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Managers                                          United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYLIFE Administration Corp.                                       Texas
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming


     NYLTEMPS Inc.                                                     Delaware

New York Life Investment Management Holdings LLC                       Delaware

     New York Life Benefit Services LLC                                Delaware
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                45.3%
          Limited (3)
    Siam Commercial New York Life Insurance Public Company             Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    P.T. Asuransi Jiwa Sewu-New York Life (4)                          Indonesia                  50%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                  99.99%
         Corporativo Seguros, S.A. de C.V.                             Mexico                  99.96%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware



         (3) Held through controlled Thai nominee holding company.


         (4) NYL takes the position that neither NYL nor any of its affiliates controls this entity. It is included for informational purposes only.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of January 31, 2002, there were approximately 68,002 owners of Qualified Policies offered under NYLIAC Variable Annuity Separate Account-II.


ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.

     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

         NYLIAC MFA Separate Account-I
         NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-I
         NYLIAC Variable Annuity Separate Account-III
         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account

     (b) Directors and Officers.

     The business address of each director and officer of NYLIFE Distributors Inc. is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Frank M. Boccio                                 Director
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director and Senior Vice President
     Phillip J. Hildebrand                           Director
     Richard D. Levy                                 Director
     Robert D. Rock                                  Director and Senior Vice President
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director and Chairman
     Brian A. Lee                                    President
     Robert E. Brady                                 Director and Vice President
     Peter Moeller                                   Executive Vice President
     Patrick P. Boyle                                Senior Vice President
     Marc Brookmen                                   Senior Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     Wendy Fishler                                   Senior Vice President
     Stanley Metheney                                Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Mary Marsden-Cochran                            Vice President
     Michael Quatela                                 Vice President
     Nathan Ronen                                    Vice President
     Richard Zuccaro                                 Vice President
     Albert Leier                                    Vice President - Financial Operations and Chief Financial Officer
     Scott T. Harrington                             Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Thomas J. Murray, Jr.                           Corporate Vice President
     Robert A. Anselmi                               Secretary



     (c) Commissions and Other Compensation


         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
       -----------              -----------            -------------            ----------             ------------
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -
Registrant hereby undertakes:

         (a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

    New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-II, hereby represents that the fees and charges deducted under the NYLIAC New York Life LifeStages Flexible Premium Variable Annuity (formerly named NYLIAC Variable Annuity) Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 12th day of April, 2002.



                                         NYLIAC VARIABLE ANNUITY
                                         SEPARATE ACCOUNT-II
                                              (Registrant)




                                         By /s/ Robert D. Rock
                                         -----------------------
                                         Robert D. Rock
                                         Senior Vice President




                                         NEW YORK LIFE INSURANCE AND
                                         ANNUITY CORPORATION
                                         (Depositor)



                                         By /s/ Robert D. Rock
                                         -----------------------
                                         Robert D. Rock
                                         Senior Vice President



As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Gary G. Benanav*                       Director

     Frank M. Boccio*                       Director

     John A. Cullen*                        Vice President and Controller
                                            (Principal Accounting Officer)

     Michael G. Gallo*                      Director

     Solomon Goldfinger*                    Director

     Phillip J. Hildebrand*                 Director

     Theodore A. Mathas*                    Director

     Anne F. Pollack*                       Director

     Robert D. Rock                         Director /s/ Robert D. Rock April 12, 2002
                                                     ---------------------------------
     Frederick J. Sievert*                  Director and President (Principal
                                            Executive Officer)

     Seymour Sternberg*                     Director

     George J. Trapp*                       Director



*By /s/ Robert D. Rock
    ------------------------
     Robert D. Rock
     Attorney-in-Fact
     April 12, 2002


*Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX



Exhibit Number           Description

(9)                      Opinion and Consent of Thomas F. English, Esq.

(10)(a)                  Consent of PricewaterhouseCoopers LLP